As filed with the Securities and Exchange Commission on April 29, 2005.

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 20  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21  ☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 298-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2005 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                 pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2005

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 For Life Rider(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2005

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

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You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

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Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio

– Service Class

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

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TRANSAMERICA LANDMARK NY

VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.60%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2005

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

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Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

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Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

	Policy Value before the Withdrawal	Gross Withdrawal	5% “For Life”
Date			Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each variable investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider.

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We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities- Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date and guaranteed future value date will be the date the Company receives all necessary information.

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Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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7

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus Dated May 1, 2005

An optional “Liquidity Rider” is available for the Transamerica Landmark NY Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Financial Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Liquidity Rider)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.95%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	0.41%	N/A	3.54%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	4.96%	N/A	3.30%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	2.06%	N/A	3.48%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	4.28%	N/A	3.66%	May 1, 2002
American Century International – Service Class	5.12%	N/A	-5.36%	May 1, 2001
American Century Large Company Value – Service Class	4.67%	N/A	-0.41%	May 1, 2001
Capital Guardian Global – Service Class	1.55%	-4.32%	0.45%	June 21, 1999
Capital Guardian U.S. Equity – Service Class(2)	0.46%	N/A	-0.60%	October 9, 2000
Capital Guardian Value – Service Class	7.63%	4.27%	9.39%	January 1, 1995
Clarion Real Estate Securities – Service Class	24.74%	N/A	18.56%	May 1, 2002
Great Companies – AmericaSM – Service Class	-7.43%	N/A	-3.70%	May 1, 2001
Great Companies – TechnologySM – Service Class	-1.21%	N/A	-10.09%	May 1, 2001
Janus Growth – Service Class	6.38%	-15.01%	8.65%	January 1, 1995
Jennison Growth – Service Class	-0.17%	-9.86%	-3.28%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	1.69%	-6.21%	4.20%	May 1, 1997
Marsico Growth – Service Class(3)	2.91%	N/A	-7.04%	May 1, 2000
Mercury Large Cap Value – Service Class	9.36%	N/A	4.80%	May 1, 2000
MFS High Yield – Service Class	0.46%	2.57%	2.47%	June 21, 1999
PIMCO Total Return – Service Class	-4.71%	N/A	1.47%	May 1, 2002
Salomon All Cap – Service Class	-0.15%	N/A	0.56%	May 1, 2000
Templeton Great Companies Global – Service Class	1.78%	N/A	-14.49%	October 9, 2000
Transamerica Balanced – Service Class	1.82%	N/A	2.84%	May 1, 2002
Transamerica Convertible Securities – Service Class	3.89%	N/A	6.46%	May 1, 2002
Transamerica Equity – Service Class	6.68%	N/A	-7.49%	May 1, 2000
Transamerica Growth Opportunities – Service Class	7.54%	N/A	7.86%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.89%	2.65%	2.99%	June 16, 1995
T. Rowe Price Equity Income – Service Class	5.62%	4.90%	9.46%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	0.55%	-3.03%	9.21%	April 28, 1995
T. Rowe Price Small Cap – Service Class	1.05%	N/A	-5.96%	May 1, 2000

2

TABLE 1 – A (continued…)

Standard Average Annual Total Returns

(Assuming A Surrender Charge and Liquidity Rider)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.95%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	10 Year or Inception(1)	Subaccount Inception Date
Van Kampen Active International Allocation – Service Class	6.92%	-7.17%	2.65%	January 1, 1995
Van Kampen Large Cap Core – Service Class	3.44%	-2.92%	7.68%	January 1, 1995
Van Kampen Emerging Growth – Service Class	-2.11%	N/A	-11.48%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	-29.20%	N/A	-11.38%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	-26.18%	N/A	-9.38%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	-27.35%	N/A	-9.34%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(4)	-21.45%	N/A	-14.42%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	-31.35%	N/A	-26.37%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-24.10%	N/A	-16.58%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	-4.35%	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	7.70%	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	5.75%	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	13.30%	May 1, 2004
JPMorgan U.S. Large Cap Core Equity Portfolio	N/A	N/A	-0.40%	May 1, 2004
MFS New Discovery Series – Service Class	-33.58%	N/A	-12.46%	May 1, 2002
MFS Total Return Series – Service Class	-19.25%	N/A	-5.00%	May 1, 2002
MTB Large-Cap Growth Fund II	N/A	N/A	-6.06%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	1.12%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	-3.14%	May 1, 2004
Fidelity – VIP Contrafund® Portfolio – Service Class 2	-27.04%	N/A	-8.22%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	-26.54%	N/A	-4.29%	May 1, 2000
Fidelity – VIP Growth Portfolio– Service Class 2	-29.56%	N/A	-14.19%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	-34.39%	N/A	-2.36%	May 1, 2000
Fidelity – VIP Value Strategies – Service Class 2	-41.80%	N/A	-10.93%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(4)	Formerly known as AllianceBernstein Premier Growth.

3

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

Transamerica Financial Life Insurance Company

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

An optional “premium enhancement” rider is available at the time you purchase your policy subject to certain issue age limitations. If you elect this rider, each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement. There is an extra charge for this rider.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available for all policies at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

Optional Separate Account Expenses:
Premium Enhancement Rider(1)	0.45%

(1)	The premium enhancement rider fee is only deducted during the first nine policy years

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you purchase your policy (age limitations may apply). If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccount, but this fee is only deducted for the first nine policy years. In addition to this fee, the surrender charge is higher and lasts longer if you elect this rider. In addition to the rider fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	9%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
8 - 9	1%
more than 10	0%

Other. If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

2

TRANSAMERICA LANDMARK NY

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2005

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers fifty underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Invesmtent Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II

Managed by J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors., Inc.

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation Fund

– Aggressive Growth II

MTB Managed Allocation Fund

– Conservative Growth II

MTB Managed Allocation

– Moderate Growth Fund II

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

2

3

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	the premiums paid; minus

•	gross partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, and transfer fees, and other charges, if any.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

4

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio

– Service Class

Asset Allocation – Growth Portfolio

– Service Class

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

American Century International – Service Class

American Century Large Company Value

– Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Great Companies – America SM – Service Class

Great Companies – Technology SM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities

– Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Van Kampen Active International Allocation

– Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Emerging Growth – Service Class

AIM V.I. Basic Value Fund – Series II Shares

5

AIM V.I. Capital Appreciation Fund – Series II Shares

AllianceBernstein Growth and Income Portfolio

– Class B

AllianceBernstein Large Cap Growth Portfolio

– Class B

Janus Aspen – Mid Cap Growth Portfolio

– Service Shares

Janus Aspen – Worldwide Growth Portfolio

– Service Shares

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation Fund

– Aggressive Growth II

MTB Managed Allocation Fund

– Conservative Growth II

MTB Managed Allocation

– Moderate Growth Fund II

Fidelity – VIP Contrafund® Portfolio

– Service Class 2

Fidelity – VIP Equity-Income Portfolio

– Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio

– Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subacounts of AEGON/Transamerica Series Trust. The Initial Class subaccounts of the AEGON/ Transamerica Series Trust are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix C for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

6

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

7. ANNUITY PAYMENTS

    (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

7

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. Please note, we will not credit interest on amounts allocated to the fixed account. We will pay the refund within 7 days after we receive written notice (at our administrative and service office) of cancellation and the returned policy within the applicable time period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix C for information on how older policies have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at our Administrative and Service Office.

Attention: Customer Care Group

Transamerica Financial Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

8

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(8):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.64%	1.35%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(9)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,199	$1,860	$1,979	$3,589
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$399	$1,207	$1,979	$3,859

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.
(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.
(4)	The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary.
(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit”.
(6)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.30%.
(7)	The Annual-Step Up Death Benefit fee is included herein.
(8)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.
(9)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1. THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark NY Variable Annuity policy offered by Transamerica Financial Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies

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issued under section 403(b) of the Internal Revenue Code. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes (for regular trading) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time. Holidays are generally not business days.

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3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment management and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)(2)

Portfolio Construction Manager: Morningstar Associates, LLC(3)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.(3).

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth(5)

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio(6)

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JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

J.P MORGAN SERIES TRUST II

Managed by J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation Fund

– Aggressive Growth II

MTB Managed Allocation Fund

– Conservative Growth II

MTB Managed Allocation

– Moderate Growth Fund II

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.
(2)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(3)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(4)	Formerly subadvised by American Century Investment Management, Inc.
(5)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class Shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
(6)	Formerly known as AllianceBernstein Premier Growth.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio

The following subaccount is only available to owners who held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

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AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

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We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Transfers of other amounts from the guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

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During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may

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take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and

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restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 or more	0%

For example, assume your policy value is $100,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next. Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher, at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but no more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

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•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Fund	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Janus Aspen	0.25%
MFS Variable Insurance Trust	0.45%
Variable Insurance Products Fund (Fidelity)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and

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under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and affiliates’ overall profitability. These additional benefits may be significant.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following Fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned Fund managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a withdrawal or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

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After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make. Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies and departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7. ANNUITY PAYMENTS

    (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains 90 or ten policy years. You cannot annuitize before the first policy anniversary.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

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Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

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NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Deaths Before the Annuity Commencement Date

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

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IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greater of:

•	the policy value on the date we receive the required information; or

•	the guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after the date of this prospectus. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is:

•	the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 76 or older on the policy date.

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There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.30%.

B. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

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•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits partial withdrawals and surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

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Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial withdrawal or surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

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The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions

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may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium (reduced by prior withdrawals in that policy year); and

(2)	is any gains in the policy.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with

32

your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

33

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized),

34

from assets allocated to the separate account, are in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

35

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

36

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2004, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $3,500 to $262,500, and payments of between .04% and .40% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2004, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

Prospera Financial

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2004
Merrill Lynch	$431,039.83
LPL Financial	$155,290.00
Lincoln Financial Advisers	$61,927.00
Securities America	$50,199.53
Huntington Investments	$50,000.00
Raymond James Financials	$48,595.27
Atlas Securities	$27,141.62
Centaurus Financial	$26,853.68
Questar Financials	$10,800.00
NFP Securities	$5,441.50

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

37

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A – Condensed Financial Information

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Financial Life Insurance Company
Attention: Customer Care Group
P.O. Box 3183
Cedar Rapids, IA 52406-3183

	Year	1.95%			1.30%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Service Class(1)	2004 2003	$1.000000	$1.106919	0.000	$ $	1.158727 1.000000	$ $	1.251868 1.158727	0.000 0.000

Asset Allocation - Growth Portfolio -Service Class(1)	2004 2003	$1.000000	$1.169683	0.000	$ $	1.248932 1.000000	$ $	1.404276 1.248932	0.000 0.000

Asset Allocation - Moderate Portfolio -Service Class(1)	2004 2003	$1.000000	$1.127695	0.000	$ $	1.180666 1.000000	$ $	1.295146 1.180666	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004 2003	$1.000000	$1.155592	0.000	$ $	1.207772 1.000000	$ $	1.349136 1.207772	0.000 0.000

American Century International -Service Class(3)	2004 2003	$1.000000	$1.194818	0.000	$ $	1.257247 1.000000	$ $	1.417665 1.257247	0.000 0.000

American Century Large Company Value -Service Class(3)	2004 2003	$1.000000	$1.179421	0.000	$ $	1.233271 1.000000	$ $	1.383150 1.233271	0.000 0.000

Capital Guardian Global - Service Class(4)	2004 2003	$1.000000	$1.155832	0.000	$ $	1.312143 1.000000	$ $	1.432568 1.312143	0.000 0.000

Capital Guardian U.S. Equity -Service Class(5)a	2004 2003	$1.000000	$1.128951	0.000	$ $	1.251112 1.000000	$ $	1.352264 1.251112	0.000 0.000

Capital Guardian Value - Service Class(6)	2004 2003	$1.000000	$1.222563	0.000	$ $	1.284690 1.000000	$ $	1.475955 1.284690	0.000 0.000

Clarion Real Estate Securities -Service Class(1)	2004 2003	$1.000000	$1.396448	0.000	$ $	1.269513 1.000000	$ $	1.660425 1.269513	0.000 0.000

Great Companies AmericaSM -Service Class(3)	2004 2003	$1.000000	$1.046538	0.000	$ $	1.166636 1.000000	$ $	1.168483 1.166636	0.000 0.000

Great Companies - TechnologySM -Service Class (3)	2004 2003	$1.000000	$1.078883	0.000	$ $	1.307629 1.000000	$ $	1.388348 1.307629	0.000 0.000

Janus Growth - Service Class (6)	2004 2003	$1.000000	$1.177457	0.000	$ $	1.206254 1.000000	$ $	1.372020 1.206254	0.000 0.000

Jenniston Growth - Service Class(7)	2004 2003	$1.000000	$1.099019	0.000	$ $	1.205162 1.000000	$ $	1.295150 1.205162	0.000 0.000

J.P. Morgan Enhanced Index -Service Class(8)	2004 2003	$1.000000	$1.148055	0.000	$ $	1.217705 1.000000	$ $	1.330739 1.217705	0.000 0.000

Marsico Growth - Service Class(2)b	2004 2003	$1.000000	$1.101933	0.000	$ $	1.192513 1.000000	$ $	1.318758 1.192513	0.000 0.000

Mercury Large Cap Value - Service Class(2)	2004 2003	$1.000000	$1.252828	0.000	$ $	1.260709 1.000000	$ $	1.468479 1.260709	0.000 0.000

39

	Year	1.95% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
MFS High Yield - Service Class(4)	2004 2003	$1.000000	$1.108153	0.000	$ $	1.086836 1.000000	$ $	1.174817 1.086836	0.000 0.000

PIMCO Total Return - Service Class(1)	2004 2003	$1.000000	$1.035977	0.000	$ $	1.011723 1.000000	$ $	1.040825 1.011723	0.000 0.000

Salomon All Cap - Service Class(2)	2004 2003	$1.000000	$1.125917	0.000	$ $	1.277605 1.000000	$ $	1.373361 1.277605	0.000 0.000

Templeton Great Companies Global -Service Class(5)	2004 2003	$1.000000	$1.051742	0.000	$ $	1.207910 1.000000	$ $	1.200724 1.207910	0.000 0.000

Transamerica Balanced - Service Class(1)	2004 2003	$1.000000	$1.121594	0.000	$ $	1.099798 1.000000	$ $	1.203735 1.099798	0.000 0.000

Transamerica Convertible Securities -Service Class(1)	2004 2003	$1.000000	$1.130446	0.000	$ $	1.155678 1.000000	$ $	1.289055 1.155678	0.000 0.000

Transamerica Equity - Service Class(2)	2004 2003	$1.000000	$1.179060	0.000	$ $	1.212483 1.000000	$ $	1.383835 1.212483	0.000 0.000

Transamerica Growth Opportunities -Service Class(3)	2004 2003	$1.000000	$1.181645	0.000	$ $	1.253265 1.000000	$ $	1.441358 1.253265	0.000 0.000

Transamerica Money Market -Service Class(6)	2004 2003	$1.000000	$0.985904	0.000	$ $	0.994632 1.000000	$ $	0.989235 0.994632	0.000 0.000

Transamerica U.S. Government Securities -Service Class(9)	2004 2003	$1.000000	$1.019091	0.000	$ $	0.997393 1.000000	$ $	1.013133 0.997393	0.000 0.000

T. Rowe Price Equity Income -Service Class(10)	2004 2003	$1.000000	$1.196204	0.000	$ $	1.218401 1.000000	$ $	1.377884 1.218401	0.000 0.000

T. Rowe Price Growth Stock -Service Class(11)	2004 2003	$1.000000	$1.131624	0.000	$ $	1.213849 1.000000	$ $	1.312796 1.213849	0.000 0.000

T. Rowe Price Small Cap -Service Class(2)	2004 2003	$1.000000	$1.096368	0.000	$ $	1.334243 1.000000	$ $	1.450314 1.334243	0.000 0.000

Van Kampen Active International Allocation - Service Class(6)	2004 2003	$1.000000	$1.246139	0.000	$ $	1.315176 1.000000	$ $	1.502279 1.315176	0.000 0.000

Van Kampen Emerging Growth -Service Class(3)	2004 2003	$1.000000	$1.039809	0.000	$ $	1.191283 1.000000	$ $	1.257274 1.191283	0.000 0.000

Van Kampen Large Cap Core -Service Class(6)	2004 2003	$1.000000	$1.146899	0.000	$ $	1.152270 1.000000	$ $	1.279936 1.152270	0.000 0.000

AIM V.I. Basic Value Fund - Series II(1)	2004 2003	$1.000000	$1.158020	0.000	$ $	0.998447 1.000000	$ $	1.092421 0.998447	0.000 0.000

AIM V.I. Capital Appreciation Fund -Series II(1)	2004 2003	$1.000000	$1.072689	0.000	$ $	1.012659 1.000000	$ $	1.062933 1.012659	0.000 0.000

Alliance Berstein Growth and Income Portfolio - Class B(3)	2004 2003	$1.000000	$1.161704	0.000	$ $	1.028983 1.000000	$ $	1.129734 1.028983	0.000 0.000

Alliance Berstein Large Cap Growth Portfolio - Service Class(3)c	2004 2003	$1.000000	$1.077097	0.000	$ $	0.954070 1.000000	$ $	1.020390 0.954070	0.000 0.000

Janus Aspen - Mid Cap Growth Portfolio -Service Class(5)	2004 2003	$1.000000	$1.211421	0.000	$ $	1.060809 1.000000	$ $	1.261578 1.060809	0.000 0.000

Janus Aspen - World Wide Growth Portfolio - Service Shares(5)	2004 2003	$1.000000	$1.080016	0.000	$ $	0.953700 1.000000	$ $	0.984054 0.953700	0.000 0.000

JPMorgan Bond Portfolio(12)	2004	$1.000000	$1.033116	0.000		$1.000000		$1.037499	0.000

JPMorgan International Equity Portfolio(12)	2004	$1.000000	$1.153212	0.000		$1.000000		$1.158107	0.000

JPMorgan Mid Cap Value Portfolio(12)	2004	$1.000000	$1.133828	0.000		$1.000000		$1.138642	0.000

JPMorgan Small Company Portfolio(12)	2004	$1.000000	$1.209086	0.000		$1.000000		$1.214218	0.000

JPMorgan U.S. Large Cap Core Equity Portfolio(12)	2004	$1.000000	$1.072511	0.000		$1.000000		$1.077074	0.000

40

	Year	1.95% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units

MFS New Discovery Series -Service Class(1)	2004 2003	$1.000000	$1.024468	0.000	$ $	0.985079 1.000000	$ $	1.032777 0.985079	0.000 0.000

MFS Total Return Series - Service Class(1)	2004 2003	$1.000000	$1.137739	0.000	$ $	1.052023 1.000000	$ $	1.53001 1.052023	0.000 0.000

MTB Large-Cap Growth Fund II(12)	2004	$1.000000	$1.016048	0.000		$1.000000		$1.020371	0.000

MTB Large-Cap Value Fund II(12)	2004	$1.000000	$1.087641	0.000		$1.000000		$1.092265	0.000

MTB Managed Allocation - Moderate Growth Fund II(12)	2004	$1.000000	$1.045226	0.000		$1.000000		$1.049665	0.000

Fidelity VIP - Contrafund® Portfolio -Service Class 2(2)	2004 2003	$1.000000	$1.169932	0.000	$ $	1.093234 1.000000	$ $	1.242763 1.093234	0.000 0.000

Fidelity - VIP Equity-Income Portfolio -Service Class 2(2)	2004 2003	$1.000000	$1.172981	0.000	$ $	1.051697 1.000000	$ $	1.154787 1.051697	0.000 0.000

Fidelity - VIP Growth Portfolio -Service Class 2(2)	2004 2003	$1.000000	$1.033578	0.000	$ $	0.974625 1.000000	$ $	0.992121 0.974625	0.000 0.000

Fidelity - VIP Mid Cap Portfolio -Service Class 2(2)	2004 2003	$1.000000	$1.306694	0.000	$ $	1.171204 1.000000	$ $	1.441197 1.171204	0.000 0.000

Fidelity - VIP Value Strategies Portfolio -Service Class 2(2)	2004 2003	$1.000000	$1.132172	0.000	$ $	1.163843 1.000000	$ $	1.307865 1.163843	0.000 0.000

Asset Allocation Conservative Portfolio -Initial Class(1)	2004 2003				$ $	1.089116 1.000000	$ $	1.179538 1.089116	0.000 0.000

Asset Allocation - Growth Portfolio -Initial Class(1)	2004 2003				$ $	1.040631 1.000000	$ $	1.172954 1.040631	0.000 0.000

Asset Allocation - Moderate Portfolio -Initial Class(1)-	2004 2003				$ $	1.071274 1.000000	$ $	1.177978 1.071274	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Initial Class(1)	2004 2003				$ $	1.055085 1.000000	$ $	1.182586 1.055085	0.000 0.000

American Century International -Initial Class(3)	2004 2003				$ $	0.979225 1.000000	$ $	1.105264 0.979225	0.000 0.000

American Century Large Company Value -Initial Class(3)	2004 2003				$ $	1.047037 1.000000	$ $	1.177364 1.047037	0.000 0.000

Capital Guardian Global - Initial Class(4)	2004 2003				$ $	1.098404 1.000000	$ $	1.202232 1.098404	0.000 0.000

Capital Guardian U.S. Equity -Initial Class(5)a	2004 2003				$ $	1.067291 1.000000	$ $	1.156474 1.067291	0.000 0.000

Capital Guardian Value - Initial Class(6)	2004 2003				$ $	1.036131 1.000000	$ $	1.193653 1.036131	0.000 0.000

Clarion Real Estate Securities -Initial Class(1)	2004 2003				$ $	1.247170 1.000000	$ $	1.635687 1.247170	0.000 0.000

Great Companies AmericaSM -Initial Class(3)	2004 2003				$ $	1.039727 1.000000	$ $	1.044009 1.039727	0.000 0.000

Great Companies - Technology SM -Initial Class (3)	2004 2003				$ $	1.064476 1.000000	$ $	1.135476 1.064476	0.000 0.000

Janus Growth - Initial Class (6)	2004 2003				$ $	1.037724 1.000000	$ $	1.183452 1.037724	0.000 0.000

Jenniston Growth - Initial Class(7)	2004 2003				$ $	0.957795 1.000000	$ $	1.031770 0.957795	0.000 0.000

J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003				$ $	1.021871 1.000000	$ $	1.119870 1.021871	0.000 0.000

Marsico Growth - Initial Class(2)b	2004 2003				$ $	1.193911 1.000000	$ $	1.322924 1.193911	0.000 0.000

Mercury Large Cap Value - Initial Class(2)	2004 2003				$ $	1.037373 1.000000	$ $	1.211837 1.037373	0.000 0.000

41

	Year	1.95% (Continued)			1.30% (Continued)
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
MFS High Yield - Initial Class(4)	2004 2003				$ $	1.150343 1.000000	$ $	1.246462 1.150343	0.000 0.000

PIMCO Total Return - Initial Class(1)	2004 2003				$ $	1.090330 1.000000	$ $	1.124682 1.090330	0.000 0.000

Salomon All Cap - Initial Class(2)	2004 2003				$ $	1.025659 1.000000	$ $	1.105003 1.025659	0.000 0.000

Templeton Great Companies Global -Initial Class(5)	2004 2003				$ $	1.033137 1.000000	$ $	0.000000 1.033137	0.000 0.000

Transamerica Balanced - Initial Class(1)	2004 2003				$ $	1.057833 1.000000	$ $	1.160714 1.057833	0.000 0.000

Transamerica Convertible Securities -Initial Class(1)	2004 2003				$ $	1.127956 1.000000	$ $	1.260191 1.127956	0.000 0.000

Transamerica Equity - Initial Class(2)	2004 2003				$ $	1.091940 1.000000	$ $	1.248282 1.091940	0.000 0.000

Transamerica Growth Opportunities -Initial Class(3)	2004 2003				$ $	1.026868 1.000000	$ $	1.182204 1.026868	0.000 0.000

Transamerica Money Market -Initial Class(6)	2004 2003				$ $	0.993896 1.000000	$ $	0.990971 0.993896	0.000 0.000

Transamerica U.S. Government Securities -Initial Class(9)	2004 2003				$ $	1.059877 1.000000	$ $	1.080729 1.059877	0.000 0.000

T. Rowe Price Equity Income -Initial Class(10)	2004 2003				$ $	1.042793 1.000000	$ $	1.181867 1.042793	0.000 0.000

T. Rowe Price Growth Stock -Initial Class(11)	2004 2003				$ $	1.055194 1.000000	$ $	1.144273 1.055194	0.000 0.000

T. Rowe Price Small Cap -Initial Class(2)	2004 2003				$ $	1.031215 1.000000	$ $	1.123465 1.031215	0.000 0.000

Van Kampen Active International Allocation - Initial Class(6)	2004 2003				$ $	1.080388 1.000000	$ $	1.237571 1.080388	0.000 0.000

Van Kampen Emerging Growth -Initial Class(3)	2004 2003				$ $	0.915881 1.000000	$ $	0.968672 0.915881	0.000 0.000

Van Kampen Large Cap Core -Initial Class(6)	2004 2003				$ $	1.044706 1.000000	$ $	1.162777 1.044706	0.000 0.000

(1)	Subaccount Inception Date May 1, 2002.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date May 1, 2001.
(4)	Subaccount Inception Date June 1, 1999.
(5)	Subaccount Inception Date October 9, 2000.
(6)	Subaccount Inception Date January 1, 1995.
(7)	Subaccount Inception Date December 13, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date June 16, 1995.
(10)	Subaccount Inception Date June 28, 1995.
(11)	Subaccount Inception Date April 28, 1995.
(12)	Subaccount Inception Date May 1, 2004.
[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
[c]	Formerly known as AllianceBernstein Premier Growth.

42

The MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund - Conservative Growth II had not commenced operations as of December 31, 2004, therefore, comparable data is not available.

[THIS SPACE INTENTIONALLY LEFT BLANK]

43

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio. These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a underlying fund subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of Transamerica upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004, are shown in Tables 1-A and 1-B below. Total returns reflect deductions for the mortality and expense risk fee and administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

44

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation - Conservative Portfolio – Service Class	0.64%	N/A	3.93%	May 1, 2002
Asset Allocation - Growth Portfolio – Service Class	5.21%	N/A	3.72%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	2.29%	N/A	3.87%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	4.42%	N/A	4.04%	May 1, 2002
American Century International – Service Class	5.56%	N/A	-4.86%	May 1, 2001
American Century Large Company Value – Service Class	4.90%	N/A	-0.01%	May 1, 2001
Capital Guardian Global – Service Class	1.77%	-3.91%	0.88%	June 21, 1999
Capital Guardian U.S. Equity – Service Class(1)	0.68%	N/A	-0.19%	October 9, 2000
Capital Guardian Value – Service Class	7.85%	4.69%	9.84%	January 1, 1995
Clarion Real Estate Securities – Service Class	25.00%	N/A	19.02%	May 1, 2002
Great Companies – AmericaSM – Service Class	-7.23%	N/A	-3.31%	May 1, 2001
Great Companies – TechnologySM – Service Class	-1.23%	N/A	-9.71%	May 1, 2001
Janus Growth – Service Class	6.62%	-14.65%	9.12%	January 1, 1995
Jennison Growth – Service Class	0.07%	-9.48%	-2.87%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	1.88%	-5.82%	4.63%	May 1, 1997
Marsico Growth – Service Class(2)	3.22%	N/A	-6.64%	May 1, 2000
Mercury Large Cap Value – Service Class	9.57%	N/A	5.25%	May 1, 2000
MFS High Yield – Service Class	0.69%	3.03%	2.93%	June 21, 1999
PIMCO Total Return – Service Class	-4.52%	N/A	1.88%	May 1, 2002
Salomon All Cap – Service Class	0.09%	N/A	0.98%	May 1, 2000
Templeton Great Companies Global – Service Class	6.30%	N/A	-13.36%	October 9, 2000
Transamerica Balanced – Service Class	2.05%	N/A	3.22%	May 1, 2002
Transamerica Convertible Securities – Service Class	4.24%	N/A	6.93%	May 1, 2002
Transamerica Equity – Service Class	7.04%	N/A	-7.09%	May 1, 2000
Transamerica Growth Opportunities – Service Class	7.98%	N/A	8.31%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.81%	3.06%	3.41%	June 16, 1995
T. Rowe Price Equity Income – Service Class	5.91%	5.35%	9.93%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	0.75%	-2.64%	9.67%	April 28, 1995
T. Rowe Price Small Cap – Service Class	1.30%	N/A	-5.57%	May 1, 2000
Van Kampen Active International Allocation – Service Class	7.14%	-6.77%	3.09%	January 1, 1995
Van Kampen Large Cap Core – Service Class	3.75%	-2.51%	8.14%	January 1, 1995
Van Kampen Emerging Growth – Service Class	-1.86%	N/A	-11.12%	May 1, 2001
AIM V.I. Basic Value Fund – Series II shares	2.01%	N/A	0.89%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II shares	-2.43%	N/A	-0.20%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	2.39%	N/A	-1.17%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(3)	-0.45%	N/A	-9.20%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	12.21%	N/A	-17.42%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-4.21%	N/A	-12.23%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	-4.35%	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	7.70%	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	5.75%	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	13.30%	May 1, 2004
JPMorgan U.S. Large Cap Core Equity Portfolio	N/A	N/A	-0.40%	May 1, 2004
MFS New Discovery Series – Service Class	-2.56%	N/A	-1.34%	May 1, 2002
MFS Total Return Series – Service Class	2.19%	N/A	3.20%	May 1, 2002
MTB Large-Cap Growth Fund II	N/A	N/A	-6.06%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	1.12%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	-3.14%	May 1, 2004
Fidelity - VIP Contrafund® Portfolio – Service Class 2	6.55%	N/A	-0.69%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2.40%	N/A	2.36%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-5.60%	N/A	-8.04%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	16.66%	N/A	9.77%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	5.14%	N/A	8.80%	May 1, 2002

45

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception Of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation - Conservative Portfolio – Service Class	0.80%	N/A	4.10%	May 1, 2002
Asset Allocation - Growth Portfolio – Service Class	5.39%	N/A	3.89%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	2.45%	N/A	4.04%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	4.60%	N/A	4.21%	May 1, 2002
American Century International – Service Class	5.74%	N/A	-4.71%	May 1, 2001
American Century Large Company Value – Service Class	5.08%	N/A	0.15%	May 1, 2001
Capital Guardian Global – Service Class	1.94%	-3.77%	1.03%	June 21, 1999
Capital Guardian U.S. Equity – Service Class(1)	0.84%	N/A	-0.03%	October 9, 2000
Capital Guardian Value – Service Class	8.04%	4.86%	10.01%	January 1, 1995
Clarion Real Estate Securities – Service Class	25.21%	N/A	19.21%	May 1, 2002
Great Companies – AmericaSM – Service Class	-7.08%	N/A	-3.16%	May 1, 2001
Great Companies – TechnologySM – Service Class	-1.07%	N/A	-9.56%	May 1, 2001
Janus Growth – Service Class	6.80%	-14.51%	9.28%	January 1, 1995
Jennison Growth – Service Class	0.22%	-9.34%	-2.73%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	2.04%	-5.68%	4.79%	May 1, 1997
Marsico Growth – Service Class(2)	3.39%	N/A	-6.49%	May 1, 2000
Mercury Large Cap Value – Service Class	9.76%	N/A	5.42%	May 1, 2000
MFS High Yield – Service Class	0.85%	3.20%	3.10%	June 21, 1999
PIMCO Total Return – Service Class	-4.37%	N/A	2.05%	May 1, 2002
Salomon All Cap – Service Class	0.25%	N/A	1.14%	May 1, 2000
Templeton Great Companies Global – Service Class	2.45%	N/A	-13.93%	October 9, 2000
Transamerica Balanced – Service Class	2.21%	N/A	3.39%	May 1, 2002
Transamerica Convertible Securities – Service Class	4.42%	N/A	7.11%	May 1, 2002
Transamerica Equity – Service Class	7.22%	N/A	-6.95%	May 1, 2000
Transamerica Growth Opportunities – Service Class	8.17%	N/A	8.49%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.66%	3.22%	3.57%	June 16, 1995
T. Rowe Price Equity Income – Service Class	6.09%	5.52%	10.10%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	0.91%	-2.49%	9.83%	April 28, 1995
T. Rowe Price Small Cap – Service Class	1.46%	N/A	-5.42%	May 1, 2000
Van Kampen Active International Allocation – Service Class	7.32%	-6.62%	3.25%	January 1, 1995
Van Kampen Large Cap Core – Service Class	3.92%	-2.36%	8.30%	January 1, 1995
Van Kampen Emerging Growth – Service Class	-1.70%	N/A	-10.98%	May 1, 2001
AIM V.I. Basic Value Fund – Series II shares	2.17%	N/A	1.05%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II shares	-2.28%	N/A	-0.14%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	2.55%	N/A	-1.02%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(3)	-0.29%	N/A	-9.05%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	12.40%	N/A	-17.29%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-4.06%	N/A	-12.10%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	-4.25%	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	7.81%	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	5.86%	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	13.42%	May 1, 2004
JPMorgan U.S. Large Cap Core Equity Portfolio	N/A	N/A	-0.29%	May 1, 2004
MFS New Discovery Series – Service Class	-2.40%	N/A	-1.28%	May 1, 2002
MFS Total Return Series – Service Class	2.36%	N/A	3.26%	May 1, 2002
MTB Large-Cap Growth Fund II	N/A	N/A	-5.96%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	1.23%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	-3.03%	May 1, 2004
Fidelity - VIP Contrafund® Portfolio – Service Class 2	6.73%	N/A	-0.54%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	2.56%	N/A	2.52%	May 1, 2000
Fidelity – VIP Growth Portfolio– Service Class 2	-5.45%	N/A	-7.91%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	16.85%	N/A	9.93%	May 1, 2000
Fidelity – VIP Value Strategies – Service Class 2	5.32%	N/A	8.98%	May 1, 2002

(1)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

46

(2)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(3)	Formerly known as AllianceBernstein Premier Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Asset Allocation - Conservative Portfolio – Service Class	8.04%	N/A	6.14%	May 1, 2002
Asset Allocation - Growth Portfolio – Service Class	12.44%	N/A	5.95%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	9.70%	N/A	6.09%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	11.70%	N/A	6.24%	May 1, 2002
American Century International – Service Class	12.76%	N/A	-3.03%	May 1, 2001
American Century Large Company Value – Service Class	12.15%	N/A	1.62%	May 1, 2001
Capital Guardian Global – Service Class	9.18%	-2.90%	1.69%	June 21, 1999
Capital Guardian U.S. Equity – Service Class(1)	8.08%	N/A	1.06%	October 9, 2000
Capital Guardian Value – Service Class	14.89%	5.36%	10.05%	January 1, 1995
Clarion Real Estate Securities – Service Class	30.79%	N/A	19.98%	May 1, 2002
Great Companies – AmericaSM – Service Class	0.16%	N/A	-1.55%	May 1, 2001
Great Companies – TechnologySM – Service Class	6.17%	N/A	-7.65%	May 1, 2001
Janus Growth – Service Class	13.74%	-13.17%	9.32%	January 1, 1995
Jennison Growth – Service Class	7.47%	-8.25%	-2.68%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	9.28%	-4.74%	4.83%	May 1, 1997
Marsico Growth – Service Class(2)	10.59%	N/A	-5.25%	May 1, 2000
Mercury Large Cap Value – Service Class	16.48%	N/A	6.06%	May 1, 2000
MFS High Yield – Service Class	8.10%	3.79%	3.62%	June 21, 1999
PIMCO Total Return – Service Class	2.88%	N/A	4.28%	May 1, 2002
Salomon All Cap – Service Class	7.49%	N/A	2.09%	May 1, 2000
Templeton Great Companies Global – Service Class	9.69%	N/A	-12.28%	October 9, 2000
Transamerica Balanced – Service Class	9.45%	N/A	5.49%	May 1, 2002
Transamerica Convertible Securities – Service Class	11.54%	N/A	8.87%	May 1, 2002
Transamerica Equity – Service Class	14.13%	N/A	-5.68%	May 1, 2000
Transamerica Growth Opportunities – Service Class	15.01%	N/A	9.33%	May 1, 2001

47

TABLE 2 (continued)

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
Transamerica U.S. Government Securities – Service Class	1.58%	3.82%	3.61%	June 16, 1995
T. Rowe Price Equity Income – Service Class	13.09%	5.99%	10.14%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	8.15%	-1.67%	9.87%	April 28, 1995
T. Rowe Price Small Cap – Service Class	8.70%	N/A	-4.23%	May 1, 2000
Van Kampen Active International Allocation – Service Class	14.23%	-5.65%	3.29%	January 1, 1995
Van Kampen Large Cap Core – Service Class	11.08%	-1.54%	8.34%	January 1, 1995
Van Kampen Emerging Growth – Service Class	5.54%	N/A	-8.99%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	9.41%	N/A	3.36%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	4.96%	N/A	2.22%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	9.79%	N/A	0.50%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(3)	6.95%	N/A	-7.17%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	18.93%	N/A	-15.36%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	3.18%	N/A	-10.49%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	3.75%	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	15.81%	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	13.86%	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	21.42%	May 1, 2004
JPMorgan U.S. Large Cap Core Equity Portfolio	N/A	N/A	7.71%	May 1, 2004
MFS New Discovery Series – Service Class	4.84%	N/A	1.12%	May 1, 2002
MFS Total Return Series – Service Class	9.60%	N/A	5.38%	May 1, 2002
MTB Large-Cap Growth Fund II	N/A	N/A	2.04%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	9.23%	May 1, 2004
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	4.97%	May 1, 2004
Fidelity - VIP Contrafund® Portfolio – Service Class 2	13.68%	N/A	0.46%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	9.80%	N/A	3.36%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	1.80%	N/A	-6.08%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	23.05%	N/A	10.29%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	12.37%	N/A	10.57%	May 1, 2002

(1)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(2)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(3)	Formerly known as AllianceBernstein Premier Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying portfolios.)

Adjusted Historical Performance Data. Transamerica may present historical performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

48

For instance, as shown in Table 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2004, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	0.80%	N/A	4.10%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	5.39%	N/A	3.89%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	2.45%	N/A	4.04%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	4.60%	N/A	4.21%	May 1, 2002
American Century International – Service Class	5.74%	-8.39%	-0.19%	January 1, 1997
American Century Large Company Value – Service Class	5.08%	N/A	0.15%	May 1, 2001
Capital Guardian Global – Service Class	1.94%	-3.77%	3.83%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	0.84%	N/A	-0.03%	October 9, 2000
Capital Guardian Value – Service Class	8.04%	4.86%	10.02%	May 27, 1993
Clarion Real Estate Securities – Service Class	25.21%	19.99%	10.80%	May 1, 1998
Great Companies – AmericaSM – Service Class	-7.08%	N/A	-2.48%	May 1, 2000
Great Companies – TechnologySM – Service Class	-1.07%	N/A	-19.95%	May 1, 2000
Janus Growth – Service Class	6.80%	-14.51%	9.29%	October 2, 1986
Jennison Growth – Service Class	0.22%	-9.34%	-2.72%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	2.04%	-5.68%	4.79%	May 1, 1997
Marsico Growth – Service Class(3)	3.39%	-6.06%	-2.69%	May 3, 1999
Mercury Large Cap Value – Service Class	9.76%	6.25%	7.62%	May 1, 1996
MFS High Yield – Service Class	0.85%	3.20%	2.52%	June 1, 1998
PIMCO Total Return – Service Class	-4.37%	N/A	2.05%	May 1, 2002
Salomon All Cap – Service Class	0.25%	3.90%	6.07%	May 3, 1999
Templeton Great Companies Global – Service Class	2.45%	-11.95%	8.06%	September 1, 2000
Transamerica Balanced – Service Class	2.21%	N/A	3.39%	May 1, 2002
Transamerica Convertible Securities – Service Class	4.42%	N/A	7.11%	May 1, 2002
Transamerica Equity – Service Class	7.22%	-4.91%	15.63%	February 26, 1969
Transamerica Growth Opportunities – Service Class	8.17%	N/A	8.49%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.66%	3.22%	4.27%	May 13, 1994
T. Rowe Price Equity Income – Service Class	6.09%	5.52%	10.79%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	0.91%	-2.49%	11.00%	January 3, 1995
T. Rowe Price Small Cap – Service Class	1.46%	-3.79%	2.44%	May 3, 1999
Van Kampen Active International Allocation – Service Class	7.32%	-6.62%	3.25%	April 8, 1991
Van Kampen Large Cap Core – Service Class	3.92%	-2.36%	8.31%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-1.70%	-14.65%	10.45%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	2.17%	N/A	2.18%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(4)	-2.28%	-8.98%	6.78%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	2.55%	3.46%	3.29%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(5)	-0.29%	-11.01%	-8.05%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)	12.40%	-15.36%	7.35%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)	-4.06%	-11.47%	8.70%	September 13, 1993
JPMorgan Bond Portfolio	-8.67%	2.14%	29.52%	January 3, 1995
JPMorgan International Equity Portfolio	9.66%	-6.16%	26.19%	January 3, 1995
JPMorgan Mid Cap Value Portfolio	14.22%	N/A	16.29%	September 28, 2001
JPMorgan Small Company Portfolio	19.54%	-0.69%	31.91%	January 3, 1995
JPMorgan U.S. Large Cap Core Equity Portfolio	0.28%	-6.66%	28.65%	January 3, 1995
MFS New Discovery Series – Service Class(7)	-2.40%	-0.24%	0.01%	May 1, 1998
MFS Total Return Series – Service Class(7)	2.36%	5.24%	9.67%	January 3, 1995

49

TABLE 3 (continued)

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	-3.44%	N/A	-2.67%	May 31, 2002
MTB Large-Cap Value Fund II	0.66%	N/A	0.96%	May 31, 2002
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	-2.68%	N/A	2.76%	June 30, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2(8)	6.73%	-0.40%	12.38%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(8)	2.56%	2.14%	9.62%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(8)	-5.45%	-9.34%	8.31%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(8)	16.85%	13.16%	18.79%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	5.32%	N/A	10.45%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(4)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(5)	Formerly known as AllianceBernstein Premier Growth.
(6)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(7)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(8)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios)

[THIS SPACE INTENTIONALLY LEFT BLANK]

50

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	8.04%	N/A	6.14%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	12.44%	N/A	5.95%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	9.70%	N/A	6.09%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	11.70%	N/A	6.24%	May 1, 2002
American Century International – Service Class	12.76%	-7.35%	-0.15%	January 1, 1997
American Century Large Company Value – Service Class	12.15%	N/A	1.62%	May 1, 2001
Capital Guardian Global – Service Class	9.18%	-2.90%	4.11%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	8.08%	N/A	1.06%	October 9, 2000
Capital Guardian Value – Service Class	14.89%	5.36%	10.06%	May 27, 1993
Clarion Real Estate Securities – Service Class	30.79%	20.04%	10.85%	May 1, 1998
Great Companies – AmericaSM – Service Class	0.16%	N/A	-1.40%	May 1, 2000
Great Companies – TechnologySM – Service Class	6.17%	N/A	-17.83%	May 1, 2000
Janus Growth – Service Class	13.74%	8.17%	4.01%	October 2, 1986
Jennison Growth – Service Class	7.47%	-8.25%	-2.67%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	9.28%	-4.74%	4.83%	May 1, 1997
Marsico Growth – Service Class(3)	10.59%	-5.11%	-1.94%	May 3, 1999
Mercury Large Cap Value – Service Class	16.48%	6.68%	7.66%	May 1, 1996
MFS High Yield – Service Class	8.10%	3.79%	2.88%	June 1, 1998
PIMCO Total Return – Service Class	2.88%	N/A	4.28%	May 1, 2002
Salomon All Cap – Service Class	7.49%	4.46%	6.42%	May 3, 1999
Templeton Great Companies Global – Service Class	9.69%	-10.74%	8.10%	September 1, 2000
Transamerica Balanced – Service Class	9.45%	N/A	5.49%	May 1, 2002
Transamerica Convertible Securities – Service Class	11.54%	N/A	8.87%	May 1, 2002
Transamerica Equity – Service Class	14.13%	-4.00%	15.67%	February 26, 1969
Transamerica Growth Opportunities – Service Class	15.01%	N/A	9.33%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	1.58%	3.82%	4.31%	May 13, 1994
T. Rowe Price Equity Income – Service Class	13.09%	5.99%	10.84%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	8.15%	-1.67%	11.05%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.70%	-2.92%	3.00%	May 3, 1999
Van Kampen Active International Allocation – Service Class	14.23%	-5.65%	3.29%	April 8, 1991
Van Kampen Large Cap Core – Service Class	11.08%	-1.54%	8.35%	April 8, 1991
Van Kampen Emerging Growth – Service Class	5.54%	-13.29%	10.49%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	9.41%	N/A	3.70%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(4)	4.96%	-7.91%	6.82%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	9.79%	4.04%	3.80%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(5)	6.95%	-9.85%	-7.07%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(6)	18.93%	-13.96%	7.39%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(6)	3.18%	-10.28%	8.74%	September 13, 1993
JPMorgan Bond Portfolio	-1.43%	2.80%	29.56%	January 3, 1995
JPMorgan International Equity Portfolio	16.39%	-5.21%	26.23%	January 3, 1995
JPMorgan Mid Cap Value Portfolio	20.61%	N/A	16.77%	September 28, 2001
JPMorgan Small Company Portfolio	25.54%	0.08%	31.95%	January 3, 1995
JPMorgan U.S. Large Cap Core Equity Portfolio	7.52%	-5.69%	28.69%	January 3, 1995
MFS New Discovery Series – Service Class(7)	4.84%	0.52%	0.45%	May 1, 1998
MFS Total Return Series – Service Class(7)	9.60%	5.72%	9.71%	January 3, 1995
MTB Large-Cap Growth Fund II	3.80%	N/A	-0.14%	May 31, 2002
MTB Large-Cap Value Fund II	7.90%	N/A	3.36%	May 31, 2002
MTB Managed Allocation Fund – Aggressive Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation Fund – Conservative Growth II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	4.56%	N/A	5.09%	June 30, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2(8)	13.68%	0.36%	12.42%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(8)	9.80%	2.80%	9.67%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(8)	1.80%	-8.26%	8.35%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(8)	23.05%	13.27%	18.83%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	12.37%	N/A	11.76%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

51

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(4)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.
(5)	Formerly known as AllianceBernstein Premier Growth.
(6)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
(7)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.
(8)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying portfolios.)

[THIS SPACE INTENTIONALLY LEFT BLANK]

52

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV343 101 90 396 (Policy Form)	January 1997
AE 1138 1199 (endorsement - DCA)	November 1999

Product Feature	AV343 101 90 396 and AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed either on a policy anniversary or on surrender; waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

53

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

5 FOR LIFE RIDER ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark NY Variable Annuity dated May 1, 2005

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	= $100,000
MRWA	= $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	= $5,000
Excess withdrawal (“EWD”) = None
PV	= $100,000
You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	= $100,000
MRWA	= $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	= $7,000
EWD	= $2,000 ($7,000 - $5,000)
PV	= $90,000
You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

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TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark NY Variable Annuity dated May 1, 2005

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

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Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

4 Manhattanville Road

Purchase, New York 10577

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark NY Variable Annuity offered by Transamerica Financial Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division—Variable Annuity Dept., P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2005

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than 10 days after the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The policy value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

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Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	premium payments; minus

•	partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy become effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $30.

Service Office—Financial Markets Division—Variable Annuity Dept., 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted. In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

4

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

5

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required, or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

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After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur.

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The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender in the guaranteed minimum death benefit is the gross withdrawal times [(a) divided by (b)] where:

(a) is the amount of the death benefit prior to the excess partial surrender; and

(b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$ 5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$ 600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in policy value due to excess partial surrender = 10,000 + 600
$23,400	adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after surrender) = 75,000 - 23,400
$34,400	new policy value (after surrender) = 50,000 - 5,000 - 10,600

Summary:

Reduction in guaranteed minimum death benefit	= $23,400
Reduction in policy value	= $15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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Example 2

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$ 7,500	surrender charge-free amount (assumes 10% free percentage is available)
$ 7,500	excess partial surrender—(amount subject to surrender charge)
$ 450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$ 7,950	reduction in policy value due to excess partial surrender = 7,500 + 450
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
$59,550	new policy value (after surrender) = 75,000 - 7,500 - 7,950

Summary:

Reduction in the guaranteed minimum death benefit	= $15,450
Reduction in policy value	= $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as a new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

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Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and

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governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

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Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

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Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

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The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit)

Net Investment Factor = (A + B - C) - E

                                                 D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.

On a daily basis = 0.0000353875

Then, the net investment factor = (11.57 + 0 - 0) - 0.0000353875 = Z = 1.0148768932

                                                               11.40

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.

	Assume	= $X

B =	The net investment factor for the current valuation period.

	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.

	Assume	= $ X

B =	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.

	Assume	= Y

C =	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.

	Assume	= Z
	Then, the annuity unit value is:	$ X * Y * Z = $ Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The policy value as of the annuity commencement date.

	Assume	= $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

	Assume	= $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.

	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

	Assume	= $Y

Then, the number of annuity units =	$X = Z
$Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS =

The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium surrendered based on the policy year since payment of the premium.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS =

The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis.

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Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based

20

on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of

21

Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are our affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

22

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all policies sold through the separate account were $36,145.70, $26,679.93, and $53,876.19 respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

23

OTHER PRODUCTS

Transamerica may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA BNY, which are available for investment by the Transamerica Landmark NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

24

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each underlying fund subaccount from the date of inception are shown in the following tables.

		1.95%			1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio -Service Class(1)	2004	$1.000000	$1.106919	0.000

Asset Allocation - Growth Portfolio -Service Class(1)	2004	$1.000000	$1.169683	0.000

Asset Allocation - Moderate Portfolio -Service Class(1)	2004	$1.000000	$1.127695	0.000

Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.155592	0.000

American Century International - Service Class(3)	2004	$1.000000	$1.194818	0.000

American Century Large Company Value - Service Class(3)	2004	$1.000000	$1.179421	0.000

Capital Guardian Global - Service Class(4)	2004	$1.000000	$1.155832	0.000

Capital Guardian U.S. Equity - Service Class(5)	2004	$1.000000	$1.128951	0.000

Capital Guardian Value - Service Class(6)	2004	$1.000000	$1.222563	0.000

Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.396448	0.000

Great Companies AmericaSM - Service Class(3)	2004	$1.000000	$1.046538	0.000

Great Companies - TechnologySM - Service Class (3)	2004	$1.000000	$1.078883	0.000

Janus Growth - Service Class (6)	2004	$1.000000	$1.177457	0.000

Jennison Growth - Service Class(7)	2004	$1.000000	$1.099019	0.000

J.P. Morgan Enhanced Index - Service Class(8)	2004	$1.000000	$1.148055	0.000

Marsico Growth - Service Class(2)b	2004	$1.000000	$1.101933	0.000

Mercury Large Cap Value - Service Class(2)	2004	$1.000000	$1.252828	0.000

MFS High Yield - Service Class(4)	2004	$1.000000	$1.108153	0.000

PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.035977	0.000

Salomon All Cap - Service Class(2)	2004	$1.000000	$1.125917	0.000

Templeton Great Companies Global - Service Class(5)	2004	$1.000000	$1.051742	0.000

Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.121594	0.000

Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.130446	0.000

Transamerica Equity - Service Class(2)	2004	$1.000000	$1.179060	0.000

Transamerica Growth Opportunities - Service Class(3)	2004	$1.000000	$1.181645	0.000

25

		1.95% (Continued)			1.90% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Money Market - Service Class(6)	2004	$1.000000	$0.985904	0.000

Transamerica U.S. Government Securities - Service Class(9)	2004	$1.000000	$1.019091	0.000

T. Rowe Price Equity Income - Service Class(10	2004	$1.000000	$1.196204	0.000

T. Rowe Price Growth Stock - Service Class(11)	2004	$1.000000	$1.131624	0.000

T. Rowe Price Small Cap - Service Class(2)	2004	$1.000000	$1.096368	0.000

Van Kampen Active International Allocation - Service Class(6)	2004	$1.000000	$1.246139	0.000

Van Kampen Emerging Growth - Service Class(3)	2004	$1.000000	$1.039809	0.000

Van Kampen Large Cap Core - Service Class(6)	2004	$1.000000	$1.146899	0.000

AIM V.I. Basic Value Fund - Series II Shares(1)	2004	$1.000000	$1.158020	0.000	$1.000000	$1.063559	0.000

AIM V.I. Capital Appreciation Fund - Series II Shares(1)	2004	$1.000000	$1.072689	0.000	$1.000000	$1.067283	0.000

AllianceBerstein Growth and Income Portfolio - Class B(3)	2004	$1.000000	$1.161704	0.000	$1.000000	$1.073104	0.000

AllianceBerstein Large CapGrowth Portfolio - Class B (3)c	2004	$1.000000	$1.077097	0.000	$1.000000	$1.082194	0.000

Janus Aspen - Mid Cap Growth Portfolio - Service Class(5)	2004	$1.000000	$1.211421	0.000	$1.000000	$1.144673	0.000

Janus Aspen - World Wide Growth Portfolio - Service Shares(5)	2004	$1.000000	$1.080016	0.000	$1.000000	$1.035933	0.000

JPMorgan Bond Portfolio(12)	2004	$1.000000	$1.033116	0.000	$1.000000	$1.033456	0.000

JPMorgan International Equity Portfolio(12)	2004	$1.000000	$1.153212	0.000	$1.000000	$1.153595	0.000

JPMorgan Mid Cap Value Portfolio(12)	2004	$1.000000	$1.133828	0.000	$1.000000	$1.134193	0.000

JPMorgan Small Company Portfolio(12)	2004	$1.000000	$1.209086	0.000	$1.000000	$1.209477	0.000

JPMorgan US Large Cap Core Equity Portfolio(12)	2004	$1.000000	$1.072511	0.000	$1.000000	$1.072860	0.000

MFS New Discovery Series - Service Class(1)	2004	$1.000000	$1.024468	0.000	$1.000000	$1.049670	0.000

MFS Total Return Series - Service Class(1)	2004	$1.000000	$1.137739	0.000	$1.000000	$1.085134	0.000

MTB Large-Cap Growth Fund II(12)	2004	$1.000000	$1.016048	0.000	$1.000000	$1.016374	0.000

MTB Large-Cap Value Fund II(12)	2004	$1.000000	$1.087641	0.000	$1.000000	$1.088005	0.000

MTB Managed Allocation – Moderate Growth Fund II(12)	2004	$1.000000	$1.045226	0.000	$1.000000	$1.045571	0.000

Fidelity VIP - Contrafund® Portfolio - Service Class 2(2)	2004	$1.000000	$1.169932	0.000	$1.000000	$1.104549	0.000

Fidelity - VIP Equity-Income Portfolio - Service Class 2(2)	2004	$1.000000	$1.172981	0.000	$1.000000	$1.087742	0.000

Fidelity - VIP Growth Portfolio - Service Class 2(2)	2004	$1.000000	$1.033578	0.000	$1.000000	$1.035711	0.000

Fidelity - VIP Mid Cap Portfolio - Service Class 2(2)	2004	$1.000000	$1.306694	0.000	$1.000000	$1.210398	0.000

26

		1.95% (Continued)			1.90% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Value Strategies Portfolio - Service Class 2(2)	2004	$1.000000	$1.132172	0.000	$1.000000	$1.114498	0.000

Asset Allocation Conservative Portfolio - Initial Class(1)	2004				$1.000000	$1.069178	0.000

Asset Allocation - Growth Portfolio -Initial Class(1)	2004				$1.000000	$1.108979	0.000

Asset Allocation - Moderate Portfolio -Initial Class(1)	2004				$1.000000	$1.082397	0.000

Asset Allocation - Moderate Growth Portfolio - Initial Class(1)	2004				$1.000000	$1.103022	0.000

American Century International - Initial Class(3)	2004				$1.000000	$1.112988	0.000

American Century Large Company Value - Initial Class(3)	2004				$1.000000	$1.106948	0.000

Capital Guardian Global - Initial Class(4)	2004				$1.000000	$1.086653	0.000

Capital Guardian U.S. Equity - Initial Class(5)	2004				$1.000000	$1.074461	0.000

Capital Guardian Value - Initial Class(6)	2004				$1.000000	$1.131313	0.000

Clarion Real Estate Securities - Initial Class(1)	2004				$1.000000	$1.350665	0.000

Great Companies AmericaSM - Initial Class(3)	2004				$1.000000	$1.004589	0.000

Great Companies - TechnologySM -Initial Class(3)	2004				$1.000000	$1.069900	0.000

Janus Growth - Initial Class (6)	2004				$1.000000	$1.110810	0.000

Jennison Growth - Initial Class(7)	2004				$1.000000	$1.082175	0.000

J.P. Morgan Enhanced Index - Initial Class(8)	2004				$1.000000	$1.087884	0.000

Marsico Growth - Initial Class(2)b	2004				$1.000000	$1.115140	0.000

Mercury Large Cap Value - Initial Class(2)	2004				$1.000000	$1.149534	0.000

MFS High Yield - Initial Class(4)	2004				$1.000000	$1.079864	0.000

PIMCO Total Return - Initial Class(1)	2004				$1.000000	$1.031061	0.000

Salomon All Cap - Initial Class(2)	2004				$1.000000	$1.062410	0.000

Templeton Great Companies Global - Initial Class(5)	2004				$1.000000	$0.000000	0.000

Transamerica Balanced - Initial Class(1)i	2004				$1.000000	$1.098789	0.000

Transamerica Convertible Securities - Initial Class(1)	2004				$1.000000	$1.093986	0.000

Transamerica Equity - Initial Class(2)	2004				$1.000000	$1.108666	0.000

Transamerica Growth Opportunities - Initial Class(3)	2004				$1.000000	$1.063008	0.000

Transamerica Money Market - Initial Class(6)	2004				$1.000000	$0.995247	0.000

Transamerica U.S. Government Securities - Initial Class(9)	2004				$1.000000	$1.023440	0.000

27

		1.95% (Continued)			1.90% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
T. Rowe Price Equity Income - Initial Class(10)	2004				$1.000000	$1.111045	0.000

T. Rowe Price Growth Stock - Initial Class(11)	2004				$1.000000	$1.080008	0.000

T. Rowe Price Small Cap - Initial Class(2)	2004				$1.000000	$1.058742	0.000

Van Kampen Active International Allocation - Initial Class(6)	2004				$1.000000	$1.138045	0.000

Van Kampen Emerging Growth - Initial Class(3)	2004				$1.000000	$1.068405	0.000

Van Kampen Large Cap Core - Initial Class(6)	2004				$1.000000	$1.101276	0.000

(1)	Subaccount Inception Date May 1, 2002.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date May 1, 2001.
(4)	Subaccount Inception Date June 1, 1999.
(5)	Subaccount Inception Date October 9, 2000.
(6)	Subaccount Inception Date January 1, 1995.
(7)	Subaccount Inception Date December 13, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date June 16, 1995.
(10)	Subaccount Inception Date June 28, 1995.
(11)	Subaccount Inception Date April 28, 1995.
(12)	Subaccount Inception Date May 1, 2004.
[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

28

		1.80%			1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio - Service Class(1)	2004 2003	$1.000000	$1.241621	0.000	$ $	1.031475 1.000000	$ $	1.109452 1.031475	0.000 0.000

Asset Allocation - Growth Portfolio - Service Class(1)	2004 2003	$1.000000	$1.392775	0.000	$ $	1.047313 1.000000	$ $	1.172356 1.047313	0.000 0.000

Asset Allocation - Moderate Portfolio - Service Class(1)	2004 2003	$1.000000	$1.284535	0.000	$ $	1.034952 1.000000	$ $	1.130267 1.034952	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004 2003	$1.000000	$1.338083	0.000	$ $	1.041486 1.000000	$ $	1.158230 1.041486	0.000 0.000

American Century International - Service Class(3)	2004 2003	$1.000000	$1.406046	0.000	$ $	1.066764 1.000000	$ $	1.197547 1.066764	0.000 0.000

American Century Large Company Value - Service Class(3)	2004 2003	$1.000000	$1.371834	0.000	$ $	1.058705 1.000000	$ $	1.182108 1.058705	0.000 0.000

Capital Guardian Global - Service Class(4)	2004 2003	$1.000000	$1.420834	0.000	$ $	1.065807 1.000000	$ $	1.158478 1.065807	0.000 0.000

Capital Guardian U.S. Equity - Service Class(5)	2004 2003	$1.000000	$1.341192	0.000	$ $	1.051553 1.000000	$ $	1.131534 1.051553	0.000 0.000

Capital Guardian Value - Service Class(6)	2004 2003	$1.000000	$1.463879	0.000	$ $	1.071304 1.000000	$ $	1.22351 1.071304	0.000 0.000

Clarion Real Estate Securities - Service Class(1)	2004 2003	$1.000000	$1.646832	0.000	$ $	1.074880 1.000000	$ $	1.399624 1.074880	0.000 0.000

Great Companies AmericaSM - Service Class(3)	2004 2003	$1.000000	$1.158917	0.000	$ $	1.051939 1.000000	$ $	1.048917 1.051939	0.000 0.000

Great Companies - TechnologySM - Service Class (3)	2004 2003	$1.000000	$1.376983	0.000	$ $	1.023018 1.000000	$ $	1.081350 1.023018	0.000 0.000

Janus Growth - Service Class (6)	2004 2003	$1.000000	$1.360790	0.000	$ $	1.042188 1.000000	$ $	1.180147 1.042188	0.000 0.000

Jennison Growth - Service Class(7)	2004 2003	$1.000000	$1.284548	0.000	$ $	1.029556 1.000000	$ $	1.101525 1.029556	0.000 0.000

J.P. Morgan Enhanced Index - Service Class(8)	2004 2003	$1.000000	$1.319853	0.000	$ $	1.057615 1.000000	$ $	1.150680 1.057615	0.000 0.000

Marsico Growth - Service Class(2)b	2004 2003	$1.000000	$1.307980	0.000	$ $	1.003164 1.000000	$ $	1.104452 1.003164	0.000 0.000

Mercury Large Cap Value - Service Class(2)	2004 2003	$1.000000	$1.456462	0.000	$ $	1.082819 1.000000	$ $	1.255686 1.082819	0.000 0.000

MFS High Yield - Service Class(4)	2004 2003	$1.000000	$1.165192	0.000	$ $	1.032077 1.000000	$ $	1.110681 1.032077	0.000 0.000

PIMCO Total Return - Service Class(1)	2004 2003	$1.000000	$1.032300	0.000	$ $	1.013806 1.000000	$ $	1.038341 1.013806	0.000 0.000

Salomon All Cap - Service Class(2)	2004 2003	$1.000000	$1.362113	0.000	$ $	1.054491 1.000000	$ $	1.128495 1.054491	0.000 0.000

Templeton Great Companies Global - Service Class(5)	2004 2003	$1.000000	$1.194833	0.000	$ $	1.060617 1.000000	$ $	1.052762 1.060617	0.000 0.000

Transamerica Balanced - Service Class(1)	2004 2003	$1.000000	$1.193854	0.000	$ $	1.031670 1.000000	$ $	1.124154 1.031670	0.000 0.000

Transamerica Convertible Securities - Service Class(1)	2004 2003	$1.000000	$1.278480	0.000	$ $	1.020318 1.000000	$ $	1.133011 1.020318	0.000 0.000

Transamerica Equity - Service Class(2)	2004 2003	$1.000000	$1.372516	0.000	$ $	1.040034 1.000000	$ $	1.181752 1.040034	0.000 0.000

Transamerica Growth Opportunities - Service Class(3)	2004 2003	$1.000000	$1.429566	0.000	$ $	1.034365 1.000000	$ $	1.184331 1.034365	0.000 0.000

Transamerica Money Market - Service Class(6)	2004 2003	$1.000000	$0.981125	0.000	$ $	0.997975 1.000000	$ $	0.988163 0.997975	0.000 0.000

29

		1.80% (Continued)			1.75% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Service Class(9)	2004 2003	$1.000000	$1.004835	0.000	$ $	1.010033 1.000000	$ $	1.021415 1.010033	0.000 0.000

T. Rowe Price Equity Income - Service Class(10)	2004 2003	$1.000000	$1.366596	0.000	$ $	1.064894 1.000000	$ $	1.198941 1.064894	0.000 0.000

T. Rowe Price Growth Stock - Service Class(11)	2004 2003	$1.000000	$1.302059	0.000	$ $	1.053400 1.000000	$ $	1.134212 1.053400	0.000 0.000

T. Rowe Price Small Cap - Service Class(2)	2004 2003	$1.000000	$1.438430	0.000	$ $	1.015430 1.000000	$ $	1.098874 1.015430	0.000 0.000

Van Kampen Active International Allocation - Service Class(6)	2004 2003	$1.000000	$1.489961	0.000	$ $	1.098299 1.000000	$ $	1.248984 1.098299	0.000 0.000

Van Kampen Emerging Growth - Service Class(3)	2004 2003	$1.000000	$1.246984	0.000	$ $	0.991877 1.000000	$ $	1.042187 0.991877	0.000 0.000

Van Kampen Large Cap Core - Service Class(6)	2004 2003	$1.000000	$1.269474	0.000	$ $	1.039475 1.000000	$ $	1.149531 1.039475	0.000 0.000

AIM V.I. Basic Value Fund - Series II Shares(1)	2004 2003	$1.000000	$1.078165	0.000	$ $	1.260152 1.000000	$ $	1.372649 1.260152	0.000 0.000

AIM V.I. Capital Appreciation Fund - Series II Shares(1)	2004 2003	$1.000000	$1.049046	0.000	$ $	1.209842 1.000000	$ $	1.264269 1.209842	0.000 0.000

AllianceBerstein Growth and Income Portfolio - Class B(3)	2004 2003	$1.000000	$1.114942	0.000	$ $	1.224207 1.000000	$ $	1.338105 1.224207	0.000 0.000

AllianceBerstein Large Cap Growth Portfolio – Class B (3)c	2004 2003	$1.000000	$1.007039	0.000	$ $	1.140633 1.000000	$ $	1.214502 1.140633	0.000 0.000

Janus Aspen - Mid Cap Growth Portfolio - Service Class(5)	2004 2003	$1.000000	$1.245100	0.000	$ $	1.289799 1.000000	$ $	1.527091 1.289799	0.000 0.000

Janus Aspen - World Wide Growth Portfolio - Service Shares(5)	2004 2003	$1.000000	$0.971196	0.000	$ $	1.179152 1.000000	$ $	1.211286 1.179152	0.000 0.000

JPMorgan Bond Portfolio(12)	2004	$1.000000	$1.034136	0.000		$1.000000		$1.034467	0.000

JPMorgan International Equity Portfolio(12)	2004	$1.000000	$1.154341	0.000		$1.000000		$1.154714	0.000

JPMorgan Mid Cap Value Portfolio(12)	2004	$1.000000	$1.134937	0.000		$1.000000		$1.135295	0.000

JPMorgan Small Company Portfolio(12)	2004	$1.000000	$1.210268	0.000		$1.000000		$1.210664	0.000

JPMorgan US Large Cap Core Equity Portfolio(12)	2004	$1.000000	$1.073560	0.000		$1.000000		$1.073903	0.000

MFS New Discovery Series - Service Class(1)	2004 2003	$1.000000	$1.019281	0.000	$ $	1.281338 1.000000	$ $	1.337418 1.281338	0.000 0.000

MFS Total Return Series - Service Class(1)	2004 2003	$1.000000	$1.137939	0.000	$ $	1.117863 1.000000	$ $	1.219729 1.117863	0.000 0.000

MTB Large-Cap Growth Fund II(12)	2004	$1.000000	$1.017036	0.000		$1.000000		$1.017372	0.000

MTB Large-Cap Value Fund II(12)	2004	$1.000000	$1.088712	0.000		$1.000000		$1.089064	0.000

MTB Managed Allocation – Moderate Growth Fund II(12)	2004	$1.000000	$1.046243	0.000		$1.000000		$1.046579	0.000

Fidelity VIP - Contrafund® Portfolio - Service Class 2(2)	2004 2003	$1.000000	$1.226508	0.000	$ $	1.244755 1.000000	$ $	1.408730 1.244755	0.000 0.000

Fidelity - VIP Equity-Income Portfolio - Service Class 2(2)	2004 2003	$1.000000	$1.139689	0.000	$ $	1.224303 1.000000	$ $	1.338348 1.224303	0.000 0.000

Fidelity - VIP Growth Portfolio - Service Class 2(2)	2004 2003	$1.000000	$0.979170	0.000	$ $	1.240368 1.000000	$ $	1.257037 1.240368	0.000 0.000

Fidelity - VIP Mid Cap Portfolio - Service Class 2(2)	2004 2003	$1.000000	$1.422355	0.000	$ $	1.353371 1.000000	$ $	1.657981 1.353371	0.000 0.000

30

		1.80% (Continued)			1.75% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Value Strategies Portfolio - Service Class 2(2)	2004 2003				$ $	1.450821 1.000000	$ $	1.623128 1.450821	0.000 0.000

Asset Allocation Conservative Portfolio - Initial Class(1)	2004 2003				$ $	1.177668 1.000000	$ $	1.269781 1.177668	0.000 0.000

Asset Allocation - Growth Portfolio - Initial Class(1)	2004 2003				$ $	1.233465 1.000000	$ $	1.384153 1.233465	0.000 0.000

Asset Allocation - Moderate Portfolio - Initial Class(1)	2004 2003				$ $	1.190153 1.000000	$ $	1.302907 1.190153	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Initial Class(1)	2004 2003				$ $	1.208053 1.000000	$ $	1.348033 1.208053	0.000 0.000

American Century International - Initial Class(3)	2004 2003				$ $	1.204089 1.000000	$ $	1.353054 1.204089	0.000 0.000

American Century Large Company Value - Initial Class(3)	2004 2003				$ $	1.203525 1.000000	$ $	1.347332 1.203525	0.000 0.000

Capital Guardian Global - Initial Class(4)	2004 2003				$ $	1.295258 1.000000	$ $	1.411399 1.295258	0.000 0.000

Capital Guardian U.S. Equity - Initial Class(5)	2004 2003				$ $	1.270172 1.000000	$ $	1.370204 1.270172	0.000 0.000

Capital Guardian Value - Initial Class(6)	2004 2003				$ $	1.262050 1.000000	$ $	1.447475 1.262050	0.000 0.000

Clarion Real Estate Securities - Initial Class(1)	2004 2003				$ $	1.359907 1.000000	$ $	1.775643 1.359907	0.000 0.000

Great Companies AmericaSM - Initial Class(3)	2004 2003				$ $	1.171037 1.000000	$ $	1.170651 1.171037	0.000 0.000

Great Companies - TechnologySM - Initial Class (3)	2004 2003				$ $	1.346290 1.000000	$ $	1.429720 1.346290	0.000 0.000

Janus Growth - Initial Class (6)	2004 2003				$ $	1.228773 1.000000	$ $	1.395122 1.228773	0.000 0.000

Jennison Growth - Initial Class(7)	2004 2003				$ $	1.201055 1.000000	$ $	1.288084 1.201055	0.000 0.000

J.P. Morgan Enhanced Index - Initial Class(8)	2004 2003				$ $	1.203874 1.000000	$ $	1.313472 1.203874	0.000 0.000

Marsico Growth - Initial Class(2)b	2004 2003				$ $	1.190396 1.000000	$ $	1.313185 1.190396	0.000 0.000

Mercury Large Cap Value - Initial Class(2)	2004 2003				$ $	1.203821 1.000000	$ $	1.400049 1.203821	0.000 0.000

MFS High Yield - Initial Class(4)	2004 2003				$ $	1.141066 1.000000	$ $	1.230936 1.141066	0.000 0.000

PIMCO Total Return - Initial Class(1)	2004 2003				$ $	1.033571 1.000000	$ $	1.061411 1.033571	0.000 0.000

Salomon All Cap - Initial Class(2)	2004 2003				$ $	1.243238 1.000000	$ $	1.333479 1.243238	0.000 0.000

Templeton Great Companies Global - Initial Class(5)	2004 2003				$ $	1.180561 1.000000	$ $	0.000000 1.180561	0.000 0.000

Transamerica Balanced - Initial Class(1)i	2004 2003				$ $	1.100357 1.000000	$ $	1.202024 1.100357	0.000 0.000

Transamerica Convertible Securities - Initial Class(1)	2004 2003				$ $	1.183098 1.000000	$ $	1.315921 1.183098	0.000 0.000

Transamerica Equity - Initial Class(2)	2004 2003				$ $	1.228774 1.000000	$ $	1.398461 1.228774	0.000 0.000

Transamerica Growth Opportunities - Initial Class(3)	2004 2003				$ $	1.266571 1.000000	$ $	1.451701 1.266571	0.000 0.000

Transamerica Money Market - Initial Class(6)	2004 2003				$ $	0.990402 1.000000	$ $	0.983100 0.990402	0.000 0.000

31

		1.80% (Continued)			1.75% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class(9)	2004 2003				$ $	1.018170 1.000000	$ $	1.033585 1.018170	0.000 0.000

T. Rowe Price Equity Income - Initial Class(10)	2004 2003				$ $	1.179524 1.000000	$ $	1.330906 1.179524	0.000 0.000

T. Rowe Price Growth Stock - Initial Class(11)	2004 2003				$ $	1.224267 1.000000	$ $	1.321746 1.224267	0.000 0.000

T. Rowe Price Small Cap - Initial Class(2)	2004 2003				$ $	1.335517 1.000000	$ $	1.448541 1.335517	0.000 0.000

Van Kampen Active International Allocation - Initial Class(6)	2004 2003				$ $	1.285755 1.000000	$ $	1.466280 1.285755	0.000 0.000

Van Kampen Emerging Growth - Initial Class(3)	2004 2003				$ $	1.197654 1.000000	$ $	1.261063 1.197654	0.000 0.000

Van Kampen Large Cap Core - Initial Class(6)	2004 2003				$ $	1.144444 1.000000	$ $	1.268142 1.144444	0.000 0.000

(1)	Subaccount Inception Date May 1, 2002.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date May 1, 2001.
(4)	Subaccount Inception Date June 1, 1999.
(5)	Subaccount Inception Date October 9, 2000.
(6)	Subaccount Inception Date January 1, 1995.
(7)	Subaccount Inception Date December 13, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date June 16, 1995.
(10)	Subaccount Inception Date June 28, 1995.
(11)	Subaccount Inception Date April 28, 1995.
(12)	Subaccount Inception Date May 1, 2004.
[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

32

		1.55%			1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Service Class(1)	2004 2003				$ $	1.031961 1.000000	$ $	1.113257 1.031961	98,943.000 0.000

Asset Allocation - Growth Portfolio -Service Class(1)	2004 2003				$ $	1.047801 1.000000	$ $	1.176385 1.047801	0.000 0.000

Asset Allocation - Moderate Portfolio -Service Class(1)	2004 2003				$ $	1.035436 1.000000	$ $	1.134146 1.035436	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004 2003				$ $	1.007477 1.000000	$ $	1.162203 1.041976	0.000 0.000

American Century International -Service Class(3)	2004 2003				$ $	1.067260 1.000000	$ $	1.201664 1.067260	0.000 0.000

American Century Large Company Value -Service Class(3)	2004 2003				$ $	1.059204 1.000000	$ $	1.186172 1.059204	0.000 0.000

Capital Guardian Global - Service Class(4)	2004 2003				$ $	1.066307 1.000000	$ $	1.162446 1.066307	0.000 0.000

Capital Guardian U.S. Equity -Service Class(5)	2004 2003				$ $	1.052043 1.000000	$ $	1.135419 1.052043	0.000 0.000

Capital Guardian Value - Service Class(6)	2004 2003				$ $	1.071805 1.000000	$ $	1.229556 1.071805	0.000 0.000

Clarion Real Estate Securities -Service Class(1)	2004 2003				$ $	1.075386 1.000000	$ $	1.404441 1.075386	0.000 0.000

Great Companies AmericaSM -Service Class(3)	2004 2003				$ $	1.052432 1.000000	$ $	1.052535 1.052432	0.000 0.000

Great Companies - TechnologySM -Service Class (3)	2004 2003				$ $	1.023496 1.000000	$ $	1.085062 1.023496	0.000 0.000

Janus Growth - Service Class (6)	2004 2003				$ $	1.042678 1.000000	$ $	1.184203 1.042678	0.000 0.000

Jennison Growth - Service Class(7)	2004 2003				$ $	1.030039 1.000000	$ $	1.105316 1.030039	0.000 0.000

J.P. Morgan Enhanced Index -Service Class(8)	2004 2003				$ $	1.058113 1.000000	$ $	1.154615 1.058113	0.000 0.000

Marsico Growth - Service Class(2)b -Service Class(2)	2004 2003				$ $	1.003633 1.000000	$ $	1.108246 1.003633	0.000 0.000

Mercury Large Cap Value -Service Class(2)	2004 2003				$ $	1.083322 1.000000	$ $	1.259988 1.083322	0.000 0.000

MFS High Yield - Service Class(4)	2004 2003				$ $	1.032571 1.000000	$ $	1.114504 1.032571	0.000 0.000

PIMCO Total Return - Service Class(1)	2004 2003				$ $	1.014282 1.000000	$ $	1.041918 1.014282	0.000 0.000

Salomon All Cap - Service Class(2)	2004 2003				$ $	1.054984 1.000000	$ $	1.132370 1.054984	0.000 0.000

Templeton Great Companies Global -Service Class(5)	2004 2003				$ $	1.061116 1.000000	$ $	1.054287 1.061116	0.000 0.000

Transamerica Balanced - Service Class(1)	2004 2003				$ $	1.032150 1.000000	$ $	1.128013 1.032150	0.000 0.000

Transamerica Convertible Securities -Service Class(1)	2004 2003				$ $	1.020793 1.000000	$ $	1.136901 1.020793	0.000 0.000

Transamerica Equity - Service Class(2)	2004 2003				$ $	1.040517 1.000000	$ $	1.185805 1.040517	0.000 0.000

Transamerica Growth Opportunities -Service Class(3)	2004 2003				$ $	1.034855 1.000000	$ $	1.188415 1.034855	0.000 0.000

Transamerica Money Market -Service Class(6)	2004 2003				$ $	0.998441 1.000000	$ $	0.991554 0.998441	0.000 0.000

Transamerica U.S. Government Securities -Service Class(9)	2004 2003				$ $	1.010507 1.000000	$ $	1.02934 1.010507	0.000 0.000

T. Rowe Price Equity Income -Service Class(10)	2004 2003				$ $	1.065388 1.000000	$ $	1.203056 1.065388	0.000 0.000

33

		1.55% (Continued)					1.45% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Growth Stock -Service Class(11)	2004 2003						$ $	1.053890 1.000000	$ $	1.138100 1.053890	0.000 0.000

T. Rowe Price Small Cap -Service Class(2)	2004 2003						$ $	1.015907 1.000000	$ $	1.102654 1.015907	0.000 0.000

Van Kampen Active International Allocation - Service Class(6)	2004 2003						$ $	1.098810 1.000000	$ $	1.253278 1.098810	0.000 0.000

Van Kampen Emerging Growth -Service Class(3)	2004 2003						$ $	0.992347 1.000000	$ $	1.045763 0.992347	0.000 0.000

Van Kampen Large Cap Core -Service Class(6)	2004 2003						$ $	1.039962 1.000000	$ $	1.153477 1.039962	0.000 0.000

AIM V.I. Basic Value Fund - Series II Shares(1)	2004 2003 2002	$ $ $	0.994356 0.757548 1.000000	$ $ $	1.085273 0.994356 0.757548	708.000 0.000 100.000	$ $	1.263748 1.000000	$ $	1.380643 1.263748	0.000 0.000

AIM V.I. Capital Appreciation Fund -Series II Shares(1)	2004 2003 2002	$ $ $	1.008489 0.792764 1.000000	$ $ $	1.055944 1.008489 0.792764	24,590.000 23,333.109 100.000	$ $	1.213285 1.000000	$ $	1.271625 1.213285	0.000 0.000

AllianceBerstein Growth and Income Portfolio - Class B(3)	2004 2003 2002 2001	$ $ $ $	0.921732 0.708109 0.925071 1.000000	$ $ $ $	1.009478 0.921732 0.708109 0.925071	15,028.000 19,191.425 30,618.120 53,456.320	$ $	1.227677 1.000000	$ $	1.345874 1.227677	0.000 0.000

AllianceBerstein Large Cap Growth Portfolio - Class B(3)c	2004 2003 2002 2001	$ $ $ $	0.706925 0.581903 0.854462 1.000000	$ $ $ $	0.754200 0.706925 0.581903 0.854462	0.000 0.000 999.096 1,000.000	$ $	1.143893 1.000000	$ $	1.221595 1.143893	0.000 0.000

Janus Aspen - Mid Cap Growth Portfolio -Service Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.412456 0.310792 0.439076 0.738193 1.000000	$ $ $ $ $	0.489306 0.412456 0.310792 0.439076 0.738193	0.000 60,249.305 85,796.948 33,895.136 5,266.187	$ $	1.293468 1.000000	$ $	1.535975 1.293468	0.000 0.000

Janus Aspen - Mid Cap Value Portfolio -Service Shares(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.944696 0.679339 0.900877 0.998590 1.000000	$ $ $ $ $	1.095813 0.944696 0.679339 0.900877 0.998590	10,137.000 10,146.701 36,913.674 71,562.862 27,363.900

Janus Aspen - World Wide Growth Portfolio - Service Shares(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.602539 0.494711 0.676228 0.887518 1.000000	$ $ $ $ $	0.620178 0.602539 0.494711 0.676228 0.887518	139,208.000 203,633.664 207,743.633 264,617.810 6,571.469	$ $	1.182507 1.000000	$ $	1.218338 1.182507	0.000 0.000

JPMorgan Bond Portfolio(12)	2004		$1.000000		$1.035818	0.000		$1.000000		$1.036488	0.000

JPMorgan International Equity Portfolio(12)	2004		$1.000000		$1.156226	0.000		$1.000000		$1.156977	0.000

JPMorgan Mid Cap Value Portfolio(12)	2004		$1.000000		$1.136777	40,636.000		$1.000000		$1.137516	0.000

JPMorgan Small Company Portfolio(12)	2004		$1.000000		$1.212243	705.000		$1.000000		$1.213026	0.000

JPMorgan US Large Cap Core Equity Portfolio(12)	2004		$1.000000		$1.075307	0.000		$1.000000		$1.076013	0.000

MFS New Discovery Series -Service Class(1)	2004 2003 2002	$ $ $	0.981034 0.746621 1.000000	$ $ $	1.025998 0.981034 0.746621	0.000 0.000 2,386.729	$ $	1.284975 1.000000	$ $	1.345201 1.284975	0.000 0.000

MFS Total Return Series - Service Class(1)	2004 2003 2002	$ $ $	1.047708 0.917149 1.000000	$ $ $	1.145445 1.047708 0.917149	61,788.000 44,773.421 613.568	$ $	1.121046 1.000000	$ $	1.226834 1.121046	0.000 0.000

MTB Large-Cap Growth Fund II(12)	2004		$1.000000		$1.018702	0.000		$1.000000		$1.019363	0.000

34

		1.55% (Continued)					1.45% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MTB Large-Cap Value Fund II(12)	2004		$1.000000		$1.090483	0.000		$1.000000		$1.091203	0.000

MTB Managed Allocation - Moderate Growth Fund II(12)	2004		$1.000000		$1.047956	0.000		$1.000000		$1.048637	0.000

Fidelity VIP - Contrafund® Portfolio -Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.892604 0.707070 0.794319 0.921627 1.000000	$ $ $ $ $	1.012189 0.892604 0.707070 0.794319 0.921627	207,607.000 220,564.467 225,339.200 298,213.600 230,856.696	$ $	1.248297 1.000000	$ $	1.416928 1.248297	0.000 0.000

Fidelity - VIP Equity-Income Portfolio -Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.055967 0.824682 1.010868 1.083236 1.000000	$ $ $ $ $	1.156611 1.055967 0.824682 1.010868 1.083236	216,125.000 379,246.635 501,488.585 501,313.980 45,762.072	$ $	1.227795 1.000000	$ $	1.346148 1.227795	0.000 0.000

Fidelity - VIP Growth Portfolio -Service Class 2(2)	2004 2003 2002 2001	$ $ $ $	0.776712 0.595094 0.867001 1.000000	$ $ $ $	0.788705 0.776712 0.595094 0.867001	20,836.000 20,864.670 9,262.178 1,000.000	$ $	1.243903 1.000000	$ $	1.264366 1.243903	0.000 0.000

Fidelity - VIP Growth Opportunities -Portfolio Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.697106 0.547049 0.712295 0.847487 1.000000	$ $ $ $ $	0.733732 0.697106 0.547049 0.712295 0.847487	52,433.000 52,506.135 49,750.455 82,395.506 50,247.247

Fidelity - VIP Mid Cap Portfolio -Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.276074 0.937298 1.057890 1.113532 1.000000	$ $ $ $ $	1.566373 1.276074 0.937298 1.057890 1.113532	240,877.000 315,275.186 316,407.900 329,109.539 234,192.708	$ $	1.357215 1.000000	$ $	1.667617 1.357215	0.000 0.000

Fidelity - VIP Value Strategies Portfolio -Service Class 2(2)	2004 2003 2002	$ $ $	1.159068 0.747954 1.000000	$ $ $	1.299278 1.159068 0.747954	3,527.000 5,154.947 5,983.176	$ $	1.454966 1.000000	$ $	1.632589 1.454966	0.000 0.000

Asset Allocation Conservative Portfolio -Initial Class(1)	2004 2003 2002	$ $ $	1.084641 0.896108 1.000000	$ $ $	1.171794 1.084641 0.896108	40,883.000 0.000 100.00	$ $	1.181024 1.000000	$ $	1.277188 1.181024	0.000 0.000

Asset Allocation - Growth Portfolio -Initial Class(1)	2004 2003 2002	$ $ $	1.036347 0.804600 1.000000	$ $ $	1.165251 1.036347 0.804600	38,724.000 32,495.131 100.00	$ $	1.236971 1.000000	$ $	1.392203 1.236971	0.000 0.000

Asset Allocation - Moderate Portfolio -Initial Class(1)	2004 2003 2002	$ $ $	1.034952 0.867636 1.000000	$ $ $	1.170234 1.034952 0.867636	41,496.000 0.000 100.00	$ $	1.193541 1.000000	$ $	1.310482 1.193541	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Initial Class(1)	2004 2003 2002	$ $ $	1.050773 0.839081 1.000000	$ $ $	1.174845 1.050773 0.839081	332,504.000 3,283.334 100.00	$ $	1.211497 1.000000	$ $	1.355878 1.211497	0.000 0.000

American Century International -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.788649 0.639197 0.832379 1.000000	$ $ $ $	0.887981 0.788649 0.639197 0.832379	1,477.000 1,487.8205 999.092 1,000.000	$ $	1.207518 1.000000	$ $	1.360930 1.207518	0.000 0.000

American Century Large Company Value -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.944663 0.744847 0.938285 1.000000	$ $ $ $	1.059628 0.944663 0.744847 0.938285	0.000 4,902.8259 5,905.982 5,911.128	$ $	1.206954 1.000000	$ $	1.355183 1.206954	0.000 0.000

Capital Guardian Global - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	1.208296 0.891692 1.125133 1.274775 1.530432 1.000000	$ $ $ $ $ $	1.319244 1.208296 0.891692 1.125133 1.274775 1.530432	97,164.000 113,043.815 69,924.721 95,975.582 93,921.969 8,817.278	$ $	1.298952 1.000000	$ $	1.419631 1.298952	0.000 0.000

35

		1.55% (Continued)					1.45% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity -Initial Class(5)a	2004 2003 2002 2001 2000	$ $ $ $ $	0.848695 0.631386 0.841423 0.884476 1.000000	$ $ $ $ $	0.917337 0.848695 0.631386 0.841423 0.884476	7,308.000 5,538.360 6,678.832 6,684.646 1,138.031	$ $	1.273801 1.000000	$ $	1.378197 1.273801	0.000 0.000

Capital Guardian Value - Initial Class(6)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	2.381070 1.796659 2.300746 2.191158 2.107532 2.207657 2.022644	$ $ $ $ $ $ $	2.736295 2.381070 1.796659 2.300746 2.191158 2.107532 2.207657	155,321.000 246,047.966 258,960.664 270,419.710 242,351.466 173,486.830 106,211.103	$ $	1.265657 1.000000	$ $	1.455905 1.265657	0.000 0.000

Clarion Real Estate Securities -Initial Class(1)	2004 2003 2002	$ $ $	1.242059 0.929213 1.000000	$ $ $	1.624970 1.242059 0.929213	5,698.000 4,732.749 5,175.844	$ $	1.363776 1.000000	$ $	1.785976 1.363776	0.000 0.000

Great Companies - AmericaSM -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.941652 0.767017 0.982103 1.000000	$ $ $ $	0.943194 0.941652 0.767017 0.982103	23,851.000 0.000 3,201.391 1,000.000	$ $	1.174384 1.000000	$ $	1.177478 1.174384	0.000 0.000

Great Companies - Technology SM -Initial Class (3)	2004 2003 2002 2001	$ $ $ $	0.471165 0.471165 0.773226 1.000000	$ $ $ $	0.745263 0.471165 0.471165 0.773226	70,773.000 0.000 999.094 1,000.000	$ $	1.350131 1.000000	$ $	1.438053 1.350131	0.000 0.000

Janus Growth - Initial Class (6)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	21.614333 16.617109 24.333494 34.670168 49.862043 31.822714 19.428802	$ $ $ $ $ $ $	24.588963 21.614333 16.617109 24.333494 34.670168 49.862043 31.822714	79,539.000 105,595.069 113,095.295 139,954.436 111,450.590 55,903.910 18,019.791	$ $	1.232287 1.000000	$ $	1.403263 1.232287	0.000 0.000

Jennison Growth - Initial Class(7)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.746188 0.588432 0.862821 1.075789 1.235481 1.197263 1.136598	$ $ $ $ $ $ $	0.801842 0.746188 0.588432 0.862821 1.075789 1.235481 1.197263	154,323.000 176,980.062 192,044.741 195,738.642 178,461.289 89,492.709 70,958.668	$ $	1.204482 1.000000	$ $	1.295599 1.204482	0.000 0.000

J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.312864 1.033936 1.392379 1.606561 1.831468 1.574026 1.199020	$ $ $ $ $ $ $	1.435224 1.312864 1.033936 1.392379 1.606561 1.831468 1.574026	574,166.000 586,841.706 596,773.529 631,443.266 721,520.270 511,192.617 202,995.681	$ $	1.207295 1.000000	$ $	1.321125 1.207295	0.000 0.000

Marsico Growth - Initial Class(2)b	2004 2003 2002 2001 2000	$ $ $ $ $	0.701926 0.564189 0.774069 0.915132 1.000000	$ $ $ $ $	0.775852 0.701926 0.564189 0.774069 0.915132	89,046.000 63,050.610 123,295.390 123,301.237 41,944.014	$ $	1.192755 1.000000	$ $	1.319680 1.192755	0.000 0.000

Mercury Large Cap Value - Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.128224 0.882787 1.044981 1.080814 1.000000	$ $ $ $ $	1.314713 1.128224 0.882787 1.044981 1.080814	110,741.000 34,223.474 45,275.931 42,812.150 2,959.117	$ $	1.207266 1.000000	$ $	1.408205 1.207266	0.000 0.000

36

		1.55% (Continued)					1.45% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS High Yield - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	1.112877 0.959844 0.954934 0.934479 1.000739 1.000000	$ $ $ $ $ $	1.202886 1.112877 0.959844 0.954934 0.934479 1.000739	123,393.000 205,467.040 178,894.560 65,342.576 40,339.546 1,010.192	$ $	1.144331 1.000000	$ $	1.238110 1.144331	0.000 0.000

PIMCO Total Return - Initial Class(1)	2004 2003 2002	$ $ $	1.085852 1.051137 1.000000	$ $ $	1.117299 1.085852 1.051137	85,684.000 106,038.954 92,820.703	$ $	1.036530 1.000000	$ $	1.067601 1.036530	0.000 0.000

Salomon All Cap - Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.023166 0.768775 1.036993 1.031639 1.000000	$ $ $ $ $	1.099598 1.023166 0.768775 1.036993 1.031639	138,137.000 138,158.302 51,542.560 51,746.986 19,865.045	$ $	1.246778 1.000000	$ $	1.341240 1.246778	0.000 0.000

Templeton Great Companies Global -Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.750221 0.601160 0.777811 0.949871 1.000000	$ $ $ $ $	0.560767 0.750221 0.601160 0.777811 0.949871	179,177.000 0.000 998.103 999.010 1,000.000	$ $	1.183932 1.000000	$ $	0.000000 1.183932	0.000 0.000

Transamerica Balanced - Initial Class(1)	2004 2003 2002	$ $ $	1.053487 0.939281 1.000000	$ $ $	1.153085 1.053487 0.939281	0.000 0.000 100.000	$ $	1.103501 1.000000	$ $	1.209028 1.103501	0.000 0.000

Transamerica Convertible Securities -Initial Class(1)	2004 2003 2002	$ $ $	1.123331 0.922464 1.000000	$ $ $	1.251920 1.123331 0.922464	5,012.000 2,512.159 2,777.402	$ $	1.186477 1.000000	$ $	1.323592 1.186477	0.000 0.000

Transamerica Equity - Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.666113 0.515473 0.673200 0.830010 1.000000	$ $ $ $ $	0.759605 0.666113 0.515473 0.673200 0.830010	408,335.000 254,511.478 255,531.386 248,639.622 49,791.821	$ $	1.232280 1.000000	$ $	1.406617 1.232280	0.000 0.000

Transamerica Growth Opportunities -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	1.206431 0.933700 1.106551 1.000000	$ $ $ $	1.385505 1.206431 0.933700 1.106551	31,529.000 3,005.147 6,545.703 1,000.000	$ $	1.270172 1.000000	$ $	1.460142 1.270172	0.000 0.000

Transamerica Money Market -Initial Class(6)	2004 2003	$ $	1.344809 1.000000	$ $	1.337543 1.344809	423,958.000 421,796.751	$ $	0.993229 1.000000	$ $	0.988833 0.993229	0.000 0.000

Transamerica Small/Mid Cap Value -Initial Class(6)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	3.525694 1.876147 3.147350 2.481941 2.270110 1.781675 1.780884	$ $ $ $ $ $ $	4.039241 3.525694 1.876147 3.147350 2.481941 2.270110 1.781675	254,823.000 267,854.289 296,499.187 298,122.905 222,186.842 92,417.541 119,463.216

Transamerica U.S. Government Securities -Initial Class(9)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.486055 1.465892 1.406799 1.359434 1.253119 1.283673 1.231625	$ $ $ $ $ $ $	1.511541 1.486055 1.465892 1.406799 1.359434 1.253119 1.283673	579,358.000 816,380.283 894,347.207 424,671.372 352,869.442 123,620.377 38,151.310	$ $	1.021076 1.000000	$ $	1.039627 1.021076	0.000 0.000

37

		1.55% (Continued)					1.45% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units

T. Rowe Price Equity Income -Initial Class(10)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	2.480657 2.005805 2.336285 2.322307 2.099660 2.060734 1.885394	$ $ $ $ $ $ $	2.804550 2.480657 2.005805 2.336285 2.322307 2.099660 2.060734	437,391.000 580,177.178 565,018.340 556,085.801 444,498.428 331,752.822 145,891.829	$ $	1.182877 1.000000	$ $	1.338644 1.182877	0.000 0.000

T. Rowe Price Growth Stock -Initial Class(11)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	2.643952 2.053295 2.701515 3.049975 3.112902 2.586964 2.011973	$ $ $ $ $ $ $	2.860098 2.643952 2.053295 2.701515 3.049975 3.112902 2.586964	484,661.000 654,455.626 672,750.277 765,900.531 521,078.691 380,267.267 206,657.078	$ $	1.227756 1.000000	$ $	1.329440 1.227756	0.000 0.000

T. Rowe Price Small Cap -Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.751414 0.543474 0.759675 0.854538 1.000000	$ $ $ $ $	0.816617 0.751414 0.543474 0.759675 0.854538	118312.000 123,785.556 127,664.408 88,894.568 21,134.126	$ $	1.339310 1.000000	$ $	1.456967 1.339310	0.000 0.000

Van Kampen Active International Allocation - Service Class(6)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.301525 0.995170 1.217188 1.604565 1.993345 1.529380 1.313338	$ $ $ $ $ $ $	1.487198 1.301525 0.995170 1.217188 1.604565 1.993345 1.529380	226,175.000 331,430.212 343,155.992 394,641.026 286,553.696 113,650.831 39,361.912	$ $	1.289411 1.000000	$ $	1.474810 1.289411	0.000 0.000

Van Kampen Emerging Growth -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.669908 0.530826 0.805310 1.000000	$ $ $ $	0.706779 0.669908 0.530826 0.805310	0.000 0.000 999.090 1,000.000	$ $	1.201064 1.000000	$ $	1.268412 1.201064	0.000 0.000

Van Kampen Large Cap Core -Initial Class(6)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	2.620788 2.197980 2.669327 2.916927 3.148754 2.529863 2.168718	$ $ $ $ $ $ $	2.909800 2.620788 2.197980 2.669327 2.916927 3.148754 2.529863	202,899.000 228,163.426 278,147.691 303,649.088 220,450.321 77,640.163 31,242.813	$ $	1.147704 1.000000	$ $	1.275522 1.147704	0.000 0.000

(1)	Subaccount Inception Date May 1, 2002.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date May 1, 2001.
(4)	Subaccount Inception Date June 1, 1999.
(5)	Subaccount Inception Date October 9, 2000.
(6)	Subaccount Inception Date January 1, 1995.
(7)	Subaccount Inception Date December 13, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date June 16, 1995.
(10)	Subaccount Inception Date June 28, 1995.
(11)	Subaccount Inception Date April 28, 1995.
(12)	Subaccount Inception Date May 1, 2004.
[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

38

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

39

		1.40%			1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Service Class(1)	2004 2003				$ $	1.158727 1.000000	$ $	1.251868 1.158727	0.000 0.000

Asset Allocation - Growth Portfolio -Service Class(1)	2004 2003				$ $	1.248932 1.000000	$ $	1.404276 1.248932	0.000 0.000

Asset Allocation - Moderate Portfolio -Service Class(1)	2004 2003				$ $	1.180666 1.000000	$ $	1.295146 1.180666	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004 2003				$ $	1.207772 1.000000	$ $	1.349136 1.207772	0.000 0.000

American Century International -Service Class(3)	2004 2003				$ $	1.257247 1.000000	$ $	1.417665 1.257247	0.000 0.000

American Century Large Company Value -Service Class(3)	2004 2003				$ $	1.233271 1.000000	$ $	1.383150 1.233271	0.000 0.000

Capital Guardian Global - Service Class(4)	2004 2003				$ $	1.312143 1.000000	$ $	1.432568 1.312143	0.000 0.000

Capital Guardian U.S. Equity -Service Class(5)	2004 2003				$ $	1.251112 1.000000	$ $	1.352264 1.251112	0.000 0.000

Capital Guardian Value - Service Class(6)	2004 2003				$ $	1.284690 1.000000	$ $	1.475955 1.284690	0.000 0.000

Clarion Real Estate Securities -Service Class(1)	2004 2003				$ $	1.269513 1.000000	$ $	1.660425 1.269513	0.000 0.000

Great Companies AmericaSM -Service Class(3)	2004 2003				$ $	1.166636 1.000000	$ $	1.168483 1.166636	0.000 0.000

Great Companies - TechnologySM -Service Class (3)	2004 2003				$ $	1.307629 1.000000	$ $	1.388348 1.307629	0.000 0.000

Janus Growth - Service Class (6)	2004 2003				$ $	1.206254 1.000000	$ $	1.372020 1.206254	0.000 0.000

Jennison Growth - Service Class(7)	2004 2003				$ $	1.205162 1.000000	$ $	1.295150 1.205162	0.000 0.000

J.P. Morgan Enhanced Index -Service Class(8)	2004 2003				$ $	1.217705 1.000000	$ $	1.330739 1.217705	0.000 0.000

Marsico Growth - Service Class(2)b -Service Class(2)	2004 2003				$ $	1.192513 1.000000	$ $	1.318758 1.192513	0.000 0.000

Mercury Large Cap Value -Service Class(2)	2004 2003				$ $	1.260709 1.000000	$ $	1.468479 1.260709	0.000 0.000

MFS High Yield - Service Class(4)	2004 2003				$ $	1.086836 1.000000	$ $	1.174817 1.086836	0.000 0.000

PIMCO Total Return - Service Class(1)	2004 2003				$ $	1.011723 1.000000	$ $	1.040825 1.011723	0.000 0.000

Salomon All Cap - Service Class(2)	2004 2003				$ $	1.277605 1.000000	$ $	1.373361 1.277605	0.000 0.000

Templeton Great Companies Global -Service Class(5)	2004 2003				$ $	1.207910 1.000000	$ $	1.200724 1.207910	0.000 0.000

Transamerica Balanced - Service Class(1)	2004 2003				$ $	1.099798 1.000000	$ $	1.203735 1.099798	0.000 0.000

Transamerica Convertible Securities -Service Class(1)	2004 2003				$ $	1.155678 1.000000	$ $	1.289055 1.155678	0.000 0.000

Transamerica Equity - Service Class(2)	2004 2003				$ $	1.212483 1.000000	$ $	1.383835 1.212483	0.000 0.000

Transamerica Growth Opportunities -Service Class(3)	2004 2003				$ $	1.253265 1.000000	$ $	1.441358 1.253265	0.000 0.000

Transamerica Money Market -Service Class(6)	2004 2003				$ $	0.994632 1.000000	$ $	0.989235 0.994632	0.000 0.000

Transamerica U.S. Government Securities -Service Class(9)	2004 2003				$ $	0.997393 1.000000	$ $	1.013133 0.997393	0.000 0.000

T. Rowe Price Equity Income -Service Class(10)	2004 2003				$ $	1.218401 1.000000	$ $	1.377884 1.218401	0.000 0.000

40

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Growth Stock -Service Class(11)	2004 2003						$ $	1.213849 1.000000	$ $	1.312796 1.213849	0.000 0.000

T. Rowe Price Small Cap -Service Class(2)	2004 2003						$ $	1.334243 1.000000	$ $	1.450314 1.334243	0.000 0.000

Van Kampen Active International Allocation - Service Class(6)	2004 2003						$ $	1.315176 1.000000	$ $	1.502279 1.315176	0.000 0.000

Van Kampen Emerging Growth -Service Class(3)	2004 2003						$ $	1.191283 1.000000	$ $	1.257274 1.191283	0.000 0.000

Van Kampen Large Cap Core -Service Class(6)	2004 2003						$ $	1.152270 1.000000	$ $	1.279936 1.152270	0.000 0.000

AIM V.I. Basic Value Fund - Series II Shares(1)	2004 2003 2002	$ $ $	0.996809 0.758298 1.000000	$ $ $	1.089564 0.996809 0.758298	12,461.000 27,425.725 100.000	$ $	0.998447 1.000000	$ $	1.092421 0.998447	0.000 0.000

AIM V.I. Capital Appreciation Fund -Series II Shares(1)	2004 2003 2002	$ $ $	1.010990 0.793548 1.000000	$ $ $	1.060132 1.010990 0.793548	2,082.000 2,084.819 2,188.206	$ $	1.012659 1.000000	$ $	1.062933 1.012659	0.000 0.000

AllianceBerstein Growth and Income Portfolio - Class B(3)	2004 2003 2002 2001	$ $ $ $	0.925364 0.709849 0.925978 1.000000	$ $ $ $	1.014966 0.925364 0.709849 0.925978	63,667.000 80,439.128 161,708.348 48,324.200	$ $	1.028983 1.000000	$ $	1.129734 1.028983	0.000 0.000

AllianceBerstein Large Cap Growth Portfolio - Class B(3)c	2004 2003 2002 2001	$ $ $ $	0.709730 0.583349 0.855309 1.000000	$ $ $ $	0.758307 0.709730 0.583349 0.855309	0.000 0.000 1,000.000 1,000.000	$ $	0.954070 1.000000	$ $	1.020390 0.954070	0.000 0.000

Janus Aspen - Mid Cap Growth Portfolio -Service Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.378196 0.284558 0.401433 0.673903 1.000000	$ $ $ $ $	0.449324 0.378196 0.284558 0.401433 0.673903	0.000 0.000 1,095.756 1,095.756 1,095.756	$ $	1.060809 1.000000	$ $	1.261578 1.060809	0.000 0.000

Janus Aspen - Mid Cap Value Portfolio -Service Shares(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.949174 0.681560 0.902500 0.998916 1.000000	$ $ $ $ $	1.102643 0.949174 0.681560 0.902500 0.998916	3,807.000 3,814.407 4,821.920 8,459.091 5,315.487

Janus Aspen - World Wide Growth Portfolio - Service Shares(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.605414 0.446997 0.610114 0.799555 1.000000	$ $ $ $ $	0.624061 0.605414 0.446997 0.610114 0.799555	7,729.000 10,548.286 11,557.178 11,567.884 7,121.730	$ $	0.953700 1.000000	$ $	0.984054 0.953700	0.000 0.000

JPMorgan Bond Portfolio(12)	2004		$1.000000		$1.1036839	1,312.000		$1.000000		$1.037499	0.000

JPMorgan International Equity Portfolio(12)	2004		$1.000000		$1.157354	95,389.000		$1.000000		$1.158107	0.000

JPMorgan Mid Cap Value Portfolio(12)	2004		$1.000000		$1.137897	18,622.000		$1.000000		$1.138642	0.000

JPMorgan Small Company Portfolio(12)	2004		$1.000000		$1.213425	85,735.000		$1.000000		$1.214218	0.000

JPMorgan US Large Cap Core Equity Portfolio(12)	2004		$1.000000		$1.076358	2,209.000		$1.000000		$1.077074	0.000

MFS New Discovery Series -Service Class(1)	2004 2003 2002	$ $ $	0.983457 0.747360 1.000000	$ $ $	1.030063 0.983457 0.747360	9,751.000 9,750.889 100.000	$ $	0.985079 1.000000	$ $	1.032777 0.985079	0.000 0.000

MFS Total Return Series - Service Class(1)	2004 2003 2002	$ $ $	1.050284 0.918050 1.000000	$ $ $	1.149960 1.050284 0.918050	80,487.000 112,211.539 82,149.428	$ $	1.052023 1.000000	$ $	1.53001 1.052023	0.000 0.000

MTB Large-Cap Growth Fund II(12)	2004		$1.000000		$1.019697	0.000		$1.000000		$1.020371	0.000

41

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MTB Large-Cap Value Fund II(12)	2004		$1.000000		$1.1091551	0.000		$1.000000		$1.092265	0.000
MTB Managed Allocation - Moderate Growth Fund II(12)	2004		$1.000000		$1.048981	0.000		$1.000000		$1.049665	0.000

Fidelity VIP - Contrafund® Portfolio -Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $	1.019188 0.897454 0.709863 0.796290 0.922538	175,701.000 173,101.369 164,614.679 104,226.203 104,254.793	$ $	1.093234 1.000000	$ $	1.242763 1.093234	0.000 0.000

Fidelity - VIP Equity-Income Portfolio -Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $	1.164636 1.061718 0.827945 1.013361 1.084290	151,402.000 162,656.989 145,250.251 47,973.006 2,481.581	$ $	1.051697 1.000000	$ $	1.154787 1.051697	0.000 0.000

Fidelity - VIP Growth Portfolio -Service Class 2(2)	2004 2003 2002 2001	$ $ $ $	0.779797 0.596567 0.867866 1.000000	$ $ $ $	0.793008 0.779797 0.596567 0.867866	36,963.000 9,521.465 10,521.465 1,000.000	$ $	0.974625 1.000000	$ $	0.992121 0.974625	0.000 0.000

Fidelity - VIP Growth Opportunities -Portfolio Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.700898 0.549208 0.714054 0.858316 1.000000	$ $ $ $ $	0.738821 0.700898 0.549208 0.714054 0.848316	0.000 0.000 1,000.000 10,559.045 50,514.510

Fidelity - VIP Mid Cap Portfolio -Service Class 2(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $	1.577251 1.283034 0.941019 1.060517 1.114623	291,926.000 320,917.226 288,722.542 73,247.471 66,129.248	$ $	1.171204 1.000000	$ $	1.441197 1.171204	0.000 0.000

Fidelity - VIP Value Strategies Portfolio -Service Class 2(2)	2004 2003 2002	$ $ $	1.161919 0.748696 1.000000	$ $ $	1.304413 1.161919 0.748696	110,606.000 86,362.456 73,075.863	$ $	1.163843 1.000000	$ $	1.307865 1.163843	0.000 0.000

Asset Allocation Conservative Portfolio -Initial Class(1)	2004 2003 2002	$ $ $	1.087333 0.896994 1.000000	$ $ $	1.176448 1.087333 0.896994	164,184.000 199,459.420 100.00	$ $	1.089116 1.000000	$ $	1.179538 1.089116	0.000 0.000

Asset Allocation - Growth Portfolio -Initial Class(1)	2004 2003 2002	$ $ $	1.248932 0.805402 1.000000	$ $ $	1.169884 1.248932 0.805402	11,502.000 11,501.972 82,601.961	$ $	1.040631 1.000000	$ $	1.172954 1.040631	0.000 0.000

Asset Allocation - Moderate Portfolio -Initial Class(1)	2004 2003 2002	$ $ $	1.180666 0.868490 1.000000	$ $ $	1.174865 1.180666 0.868490	244,147.000 87,913.869 100.00	$ $	1.071274 1.000000	$ $	1.177978 1.071274	0.000 0.000

Asset Allocation - Moderate Growth Portfolio - Initial Class(1)	2004 2003 2002	$ $ $	1.053363 0.839908 1.000000	$ $ $	1.179485 1.053363 0.839908	198,575.000 27,157.818 24,142.564	$ $	1.055085 1.000000	$ $	1.182586 1.055085	0.000 0.000

American Century International -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.791771 0.640777 0.833205 1.000000	$ $ $ $	0.892808 0.791771 0.640777 0.833205	33,122.000 42,062.418 1,000.00 1,000.00	$ $	0.979225 1.000000	$ $	1.105264 0.979225	0.000 0.000

American Century Large Company Value -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.948383 0.746690 0.939214 1.000000	$ $ $ $	1.065370 0.948383 0.746690 0.939214	12,026.000 6,533.021 1,000.00 1,000.00	$ $	1.047037 1.000000	$ $	1.177364 1.047037	0.000 0.000

Capital Guardian Global - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	1.218897 0.898194 1.131675 1.280261 1.534754 1.000000	$ $ $ $ $ $	1.332782 1.218897 0.898194 1.131675 1.280261 1.534754	179,923.000 63,244.664 64,984.862 101,101.069 101,958.300 33,757.092	$ $	1.098404 1.000000	$ $	1.202232 1.098404	0.000 0.000

42

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity -Initial Class(5)[a]	2004 2003 2002 2001 2000	$ $ $ $ $	0.855645 0.635616 0.845807 0.887757 1.000000	$ $ $ $ $	0.926223 0.855645 0.635616 0.845807 0.887757	14,702.000 94,109.847 14,897.923 17,697.787 1,134.196	$ $	1.067291 1.000000	$ $	1.156474 1.067291	0.000 0.000

Capital Guardian Value - Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903 1.045610	$ $ $ $ $ $ $ $ $ $	2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903	1,618,053.000 2,149,294.889 2,361,973.633 2,703,481.376 2,942,667.949 3,372,816.213 3,668,656.747 2,981,906.712 1,565,599.143 547,233.586	$ $	1.036131 1.000000	$ $	1.193653 1.036131	0.000 0.000

Clarion Real Estate Securities -Initial Class(1)	2004 2003 2002	$ $ $	1.245119 0.930127 1.000000	$ $ $	1.631387 1.245119 0.930127	76,990.000 23,496.127 10,792.126	$ $	1.247170 1.000000	$ $	1.635687 1.247170	0.000 0.000

Great Companies - AmericaSM -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.945383 0.768919 0.983081 1.000000	$ $ $ $	0.948341 0.945383 0.768919 0.983081	23,158.000 23,171.662 97,915.402 5,004.640	$ $	1.039727 1.000000	$ $	1.044009 1.039727	0.000 0.000

Great Companies - Technology SM -Initial Class (3)	2004 2003 2002 2001	$ $ $ $	0.703168 0.472335 0.773994 1.000000	$ $ $ $	0.749322 0.703168 0.472335 0.773994	13,309.000 0.000 1,000.000 1,000.000	$ $	1.064476 1.000000	$ $	1.135476 1.064476	0.000 0.000

Janus Growth - Initial Class (6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	21.826719 16.755634 24.500024 34.855341 50.054351 31.898334 19.665157 16.964068 14.583843 10.051117	$ $ $ $ $ $ $ $ $ $	24.867393 21.826719 16.755634 24.500024 34.855341 50.054351 31.898334 19.665157 16.964068 14.583843	302,580.000 378,878.138 431,962.741 545,098.523 668,231.046 644,989.894 636,917.148 557,897.978 306,855.075 97,436.321	$ $	1.037724 1.000000	$ $	1.183452 1.037724	0.000 0.000

Jennison Growth - Initial Class(7)	2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355 1.000000	$ $ $ $ $ $ $ $ $	0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355	430,438.000 618,843.061 637,295.701 742,226.032 905,807.804 931,919.689 886,891.881 869,832.105 178,913.412	$ $	0.957795 1.000000	$ $	1.031770 0.957795	0.000 0.000

J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647 1.000000	$ $ $ $ $ $ $ $	1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647	684,271.000 908,020.982 1,017,832.804 1,221,300.338 1,429,599.315 1,383,754.938 1,007,218.727 422,227.210	$ $	1.021871 1.000000	$ $	1.119870 1.021871	0.000 0.000

43

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Marsico Growth - Initial Class(2)[b]	2004 2003 2002 2001 2000	$ $ $ $ $	0.705753 0.566427 0.775980 0.916033 1.000000	$ $ $ $ $	0.781242 0.705753 0.566427 0.775980 0.916033	61,084.000 32,575.714 33,575.714 37,898.641 34,329.508	$ $	1.193911 1.000000	$ $	1.322924 1.193911	0.000 0.000

Mercury Large Cap Value - Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.134367 0.886287 1.047563 1.081878 1.000000	$ $ $ $ $	1.323836 1.134367 0.886287 1.047563 1.081878	62,617.000 124,141.437 123,900.004 132,519.936 10,618.266	$ $	1.037373 1.000000	$ $	1.211837 1.037373	0.000 0.000

MFS High Yield - Initial Class(4)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	1.122105 0.966374 0.960010 0.938048 1.003083 1.000000	$ $ $ $ $ $	1.1214656 1.122105 0.966374 0.960010 0.938048 1.003083	128,067.000 149,102.738 154,251.509 58,795.205 48,790.996 1,008.622	$ $	1.150343 1.000000	$ $	1.246462 1.150343	0.000 0.000

PIMCO Total Return - Initial Class(1)	2004 2003 2002	$ $ $	1.088527 1.052178 1.000000	$ $ $	1.121717 1.088527 1.052178	369,797.000 386,471.227 383,720.149	$ $	1.090330 1.000000	$ $	1.124682 1.090330	0.000 0.000

Salomon All Cap - Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	1.028766 0.771838 1.039580 1.032666 1.000000	$ $ $ $ $	1.107261 1.028766 0.771838 1.039580 1.032666	65,564.000 42,076.741 49,910.091 49,657.806 1,686.226	$ $	1.025659 1.000000	$ $	1.105003 1.025659	0.000 0.000

Templeton Great Companies Global -Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.753804 0.603147 0.779219 0.950187 1.000000	$ $ $ $ $	0.564642 0.753804 0.603147 0.779219 0.950187	88,763.000 0.000 1,000.000 1,000.000 1,000.000	$ $	1.033137 1.000000	$ $	0.000000 1.033137	0.000 0.000

Transamerica Balanced - Initial Class(1)	2004 2003 2002	$ $ $	1.056091 0.940213 1.000000	$ $ $	1.157655 1.056091 0.940213	0.000 0.000 100.000	$ $	1.057833 1.000000	$ $	1.160714 1.057833	0.000 0.000

Transamerica Convertible Securities -Initial Class(1)	2004 2003 2002	$ $ $	1.126105 0.923378 1.000000	$ $ $	1.256871 1.126105 0.923378	23,141.000 13,140.981 11,065.844	$ $	1.127956 1.000000	$ $	1.260191 1.127956	0.000 0.000

Transamerica Equity - Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $	0.764836 0.669708 0.517494 0.674851 0.830824	211,294.000 132,579.593 117,106.701 96,252.191 88,147.489	$ $	1.091940 1.000000	$ $	1.248282 1.091940	0.000 0.000

Transamerica Growth Opportunities -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	1.211201 0.936005 1.107646 1.000000	$ $ $ $	1.393038 1.211201 0.936005 1.107646	93,849.000 133,896.149 134,919.511 1,000.000	$ $	1.026868 1.000000	$ $	1.182204 1.026868	0.000 0.000

Transamerica Money Market -Initial Class(6)	2004 2003	$ $	1.357996 1.000000	$ $	1.352646 1.357996	716,760.000 1,143,409.671	$ $	0.993896 1.000000	$ $	0.990971 0.993896	0.000 0.000

44

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Small/Mid Cap Value -Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843 1.072941	$ $ $ $ $ $ $ $ $ $	4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843	1,302,051.000 1,752,100.373 2,147,804.326 2,453,322.243 2,608,817.288 2,799,571.395 2,915,575.262 2,294,637.110 1,239,443.264 535,283.029

Transamerica U.S. Government Securities -Initial Class(9)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292 0.985803	$ $ $ $ $ $ $ $ $ $	1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292	1,024,691.000 1,552,789.484 1,962,714.074 1,968,528.325 1,554,234.423 1,896,613.591 1,728,824.679 1,093,934.793 589,779.900 204,813.593	$ $	1.059877 1.000000	$ $	1.080729 1.059877	0.000 0.000

T. Rowe Price Equity Income -Initial Class(10)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240 1.000000	$ $ $ $ $ $ $ $ $ $	2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240	2,041,165.000 2,486,595.007 2,857,572.013 3,162,905.128 3,247,832.477 3,519,301.115 3,702,824.740 2,982,510.532 1,387,607.312 293,619.530	$ $	1.042793 1.000000	$ $	1.181867 1.042793	0.000 0.000

T. Rowe Price Growth Stock -Initial Class(11)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043480 1.611613 1.353339 1.000000	$ $ $ $ $ $ $ $ $ $	2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043480 1.611613 1.353339	1,347,858.000 1,691,588.750 1,906,012.888 2,283,936.576 2,782,793.077 2,752,366.635 2,640,487.984 1,925,118.021 964,658.085 189,613.999	$ $	1.055194 1.000000	$ $	1.144273 1.055194	0.000 0.000

T. Rowe Price Small Cap -Initial Class(2)	2004 2003 2002 2001 2000	$ $ $ $ $	0.755520 0.545628 0.761551 0.855380 1.000000	$ $ $ $ $	0.822294 0.755520 0.545628 0.761551 0.855380	156,909.000 158,305.441 73,045.174 6,025.517 1,757.364	$ $	1.031215 1.000000	$ $	1.123465 1.031215	0.000 0.000

Van Kampen Active International Allocation - Service Class(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039 1.073958	$ $ $ $ $ $ $ $ $ $	1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039	1,992,736.000 2,642,121.100 3,157,457.821 4,208,992.979 4,746,109.126 4,799,569.572 4,958,037.992 4,334,553.810 2,084,832.841 681,093.799	$ $	1.080388 1.000000	$ $	1.237571 1.080388	0.000 0.000

45

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Van Kampen Emerging Growth -Initial Class(3)	2004 2003 2002 2001	$ $ $ $	0.672550 0.672550 0.806099 1.000000	$ $ $ $	0.710611 0.672550 0.532132 0.806099	14,964.000 63,216.020 1,000.000 1,000.000	$ $	0.915881 1.000000	$ $	0.968672 0.915881	0.000 0.000

Van Kampen Large Cap Core -Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873 1.301669	$ $ $ $ $ $ $ $ $ $	2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873	1,124,846.000 1,423,807.467 1,714,512.629 1,870,569.520 2,115,478.033 2,173,009.491 2,197,971.735 1,871,808.286 1,123,469.170 607,869.454	$ $	1.044706 1.000000	$ $	1.162777 1.044706	0.000 0.000

(1)	Subaccount Inception Date May 1, 2002.
(2)	Subaccount Inception Date May 1, 2000.
(3)	Subaccount Inception Date May 1, 2001.
(4)	Subaccount Inception Date June 1, 1999.
(5)	Subaccount Inception Date October 9, 2000.
(6)	Subaccount Inception Date January 1, 1995.
(7)	Subaccount Inception Date December 13, 1996.
(8)	Subaccount Inception Date May 1, 1997.
(9)	Subaccount Inception Date June 16, 1995.
(10)	Subaccount Inception Date June 28, 1995.
(11)	Subaccount Inception Date April 28, 1995.
(12)	Subaccount Inception Date May 1, 2004.
[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
[c]	Formerly known as AllianceBernstein Premier Growth.

The MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund - Conservative Growth II had not commenced operations as of December 31, 2004, therefore, comparable data is not available.

46

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the “separate account assets” and “separate account liabilities” included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Financial Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Financial Life Insurance Company changed its accounting policy for derivative instruments.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Financial Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Policies and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Bonds	$6,689,617	$6,396,256
Preferred stocks	5,318	5,319
Common stocks:
Affiliated entities (cost: 2004 – $529; 2003 – $-0-)	529	—
Other (cost: 2004 – $28,990; 2003 – $25,968)	40,332	33,833
Mortgage loans on real estate	623,124	615,560
Policy loans	42,105	42,632
Receivable for securities	—	31,582
Cash and short-term investments	301,157	165,019
Other invested assets and aggregate write-ins	39,025	40,892

Total cash and invested assets	7,741,207	7,331,093

Premiums deferred and uncollected	122,326	85,002
Accrued investment income	92,182	90,701
Federal and foreign income tax recoverable	12,989	6,882
Net deferred income tax asset	19,984	24,480
Reinsurance receivable	48,737	42,483
Receivable from parent, subsidiaries, and affiliates	—	25,000
Other admitted assets	61,032	14,899
Separate account assets	7,691,859	7,189,422

Total admitted assets	$15,790,316	$14,809,962

3

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$822,348	$634,733
Annuity	5,764,854	5,727,947
Accident and health	26,683	28,386
Policy and contract claim reserves:
Life	85,415	45,646
Accident and health	14,490	15,726
Liability for deposit type contracts	203,259	93,436
Other policyholders’ funds	901	1,049
Transfers to separate accounts due or accrued	(1,295)	(17,655)
Remittances and items not allocated	77,806	82,816
Asset valuation reserve	67,682	55,189
Interest maintenance reserve	67,324	72,789
Funds held under coinsurance and other reinsurance treaties	27,986	158,933
Reinsurance in unauthorized companies	8,680	8,882
Commissions and expense allowances payable on reinsurance assumed	12,893	15,659
Payable for securities	113,727	5,754
Payable to affiliates	92,878	34,305
Payable under assumption reinsurance agreement	—	2,000
Provision for experience rating refunds	75	25
Other liabilities	24,308	30,467
Separate account liabilities	7,689,603	7,187,554

Total liabilities	15,099,617	14,183,641

Capital and surplus:

Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	600,100	600,100
Special surplus	2,794	2,547
Unassigned surplus	85,305	21,174

Total capital and surplus	690,699	626,321

Total liabilities and capital and surplus	$15,790,316	$14,809,962

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
			Restated
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$297,947	$224,098	$247,350
Annuity	1,783,627	1,441,336	1,835,231
Accident and health	56,235	46,013	60,639
Net investment income	418,428	410,239	430,586
Amortization of interest maintenance reserve	13,484	11,625	3,907
Commissions and expense allowances on reinsurance ceded	58,367	40,759	83,666
Income from fees associated with investment management, administration and contract guarantees for separate accounts	57,170	51,290	53,373
Consideration on reinsurance recaptured	—	—	77,057
Reinsurance reserve adjustment	133,178	—	—
Other income	4,297	83	7,708

	2,822,733	2,225,443	2,799,517
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	225,026	184,284	171,650
Surrender benefits	1,867,950	1,347,448	1,652,680
Other benefits	65,621	64,758	71,831
Increase (decrease) in aggregate reserves for policies and contracts:
Life	187,615	13,673	62,963
Annuity	36,907	246,082	562,625
Accident and health	(1,703)	5,004	1,797

	2,381,416	1,861,249	2,523,546
Insurance expenses:
Commissions	102,296	104,386	137,155
General insurance expenses	89,254	103,761	93,628
Taxes, licenses and fees	4,628	4,860	7,281
Net transfers to (from) separate accounts	89,466	34,601	(86,514)
Consideration to MONY pursuant to acquisition agreement	—	—	71,886
Other expenses	29,580	16,757	54,502

	315,224	264,365	277,938

Total benefits and expenses	2,696,640	2,125,614	2,801,484

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	126,093	99,829	(1,967)
Dividends to policyholders	2	1	3

Gain (loss) from operations before federal income tax expense and net realized capital losses on investments	126,091	99,828	(1,970)
Federal income tax expense	16,249	5,465	15,329

Gain (loss) from operations before net realized capital losses on investments	109,842	94,363	(17,299)
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(30,520)	(16,419)	(87,540)

Net income (loss)	$79,322	$77,944	$(104,839)

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$2,058	$442	$420,100	$2,282	$52,605	$477,487
Capital contribution	—	—	180,000	—	—	180,000
Net loss	—	—	—	(56)	(104,783)	(104,839)
Change in unrealized capital gains/losses	—	—	—	—	(18,828)	(18,828)
Change in non-admitted assets	—	—	—	—	3,346	3,346
Change in liability for reinsurance in unauthorized companies	—	—	—	—	7,011	7,011
Change in net deferred income tax asset	—	—	—	—	9,060	9,060
Change in reserve on account of change in valuation basis	—	—	—	—	(2,968)	(2,968)
Change in asset valuation reserve	—	—	—	—	28,316	28,316
Cumulative effect of change in accounting principles	—	—	—	—	27,566	27,566
Net change in surplus in separate accounts	—	—	—	—	(554)	(554)
Tax benefits on stock options exercised	—	—	—	—	38	38
Reinsurance transaction	—	—	—	—	7,805	7,805

Balance at December 31, 2002	2,058	442	600,100	2,226	8,614	613,440
Net income	—	—		321	77,623	77,944
Change in non-admitted assets	—	—	—	—	(14,190)	(14,190)
Change in unrealized capital gains/losses	—	—	—	—	19,293	19,293
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,738)	(1,738)
Cumulative effect of change in accounting principle	—	—	—
Change in asset valuation reserve	—	—	—	—	(30,691)	(30,691)
Tax benefits on stock options exercised	—	—	—
Change in net deferred income tax asset	—	—	—	—	(31,063)	(31,063)
Reinsurance transactions	—	—	—	—	(2,621)	(2,621)
Net change in surplus in separate account	—	—	—	—	(4,053)	(4,053)

Balance at December 31, 2003	$2,058	$442	$600,100	$2,547	$21,174	$626,321

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2003	$2,058	$442	$600,100	$2,547	$21,174	$626,321
Net income	—	—	—	247	79,075	79,322
Change in non-admitted assets	—	—	—	—	(5,821)	(5,821)
Change in unrealized capital gains/losses	—	—	—	—	9,073	9,073
Change in liability for reinsurance in unauthorized companies	—	—	—	—	202	202
Change in asset valuation reserve	—	—	—	—	(12,493)	(12,493)
Change in net deferred income tax asset	—	—	—	—	(6,924)	(6,924)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Net change in surplus in separate account	—	—	—	—	2,817	2,817
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	822	822

Balance at December 31, 2004	$2,058	$442	$600,100	$2,794	$85,305	$690,699

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
			Restated
Operating activities
Premiums collected, net of reinsurance	$2,104,038	$1,695,315	$2,128,008
Net investment income	439,891	434,201	430,977
Miscellaneous income	111,931	93,575	179,292
Benefit and loss related payments	(2,134,730)	(1,603,964)	(1,911,724)
Net transfers to (from) separate account	(73,106)	(33,094)	90,999
Commissions, expenses paid and aggregate write-ins for deductions	(232,188)	(333,179)	(277,029)
Dividends paid to policyholders	(2)	(4)	—
Federal and foreign income taxes paid	(27,108)	(13,951)	(30,384)

Net cash provided by operating activities	188,726	238,899	610,139

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,747,320	6,201,778	5,408,631
Stocks	19,478	30,159	168,852
Mortgage loans	156,600	32,160	70,374
Real estate	—	330	412
Other invested assets	14,770	4,651	14,400
Miscellaneous proceeds	142,082	57,626	(2,020)

Total investment proceeds	4,080,250	6,326,704	5,660,649

Cost of investments acquired:
Bonds	(4,056,614)	(6,330,353)	(6,133,992)
Stocks	(20,585)	(22,128)	(61,299)
Mortgage loans	(160,660)	(199,292)	(82,591)
Other invested assets	(8,489)	(16,810)	(27,080)
Miscellaneous applications	(28,103)	(83,771)	(19,945)

Total cost of investments acquired	(4,274,451)	(6,652,354)	(6,325,267)
Net increase (decrease) in policy loans	527	(2,723)	(6,352)

Net cost of investments acquired	(4,273,924)	(6,655,077)	(6,331,619)

Net cash used in investing activities	(193,674)	(328,373)	(670,970)

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
			Restated
Financing and miscellaneous activities
Contribution of capital and paid-in surplus	$—	$—	$180,000
Net deposits on deposit-type contracts and other insurance liabilities	103,496	(133,305)	(3,206)
Other cash provided	37,590	27,991	40,853

Net cash provided by (used in) financing and miscellaneous activities	141,086	(105,314)	217,647

Net increase (decrease) in cash and short-term investments	136,138	(194,788)	156,816

Cash and short-term investments:
Beginning of year	165,019	359,807	202,991

End of year	$301,157	$165,019	$359,807

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is a subsidiary of Transamerica Occidental Life Insurance Company (TOLIC). TOLIC is an indirect wholly owned subsidiary of AEGON U.S. Corporation (AEGON). AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus) its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

On April 1, 2003, the Company completed a statutory merger with Transamerica Life Insurance Company of New York (TONY), an affiliate. Immediately after the merger, the name of the Company was changed to Transamerica Financial Life Insurance Company. The accompanying financial statements for periods prior to the merger have been restated in conformity with Statement of Statutory Accounting Principles (SSAP) No. 68. As such, this statutory merger was accounted for in a manner similar to the pooling of interest method of accounting and, accordingly, the historical book values of both entities were carried forward to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred prior to April 1, 2003, nor is it necessarily indicative of future results.

Summarized financial information for the Company and TONY restated for the year ended December 31, 2002 are as follows:

Revenues:
Company	$2,366,571
TONY	432,946

As restated	$2,799,517

Net income (loss):
Company	$(104,664)
TONY	(175)

As restated	$(104,839)

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Effective October 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross of deferred tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is subject to an assessment for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market value. Common stocks are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus along with an adjustment for federal income taxes.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at the amount of equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003, the Company excluded investment income due and accrued of $6,873 and $9,064 respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 100 Indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements.

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits incurred.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by the Department of Insurance of the State of New York.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.5% to 6.0% percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2003, the Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $822 for the year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2. Accounting Changes

Effective October 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP No. 10, Income Taxes. The effect of this accounting change resulted in an increase in capital and surplus of $27,566 and was accounted for as a cumulative effect of a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had a net zero impact on unassigned surplus as of January 1, 2003.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps and credit default swaps: Estimated fair values of interest rate swaps and credit default swaps are based upon the pricing differential for similar swap agreements.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates approximate their carrying value.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31,
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$301,157	$301,157	$165,019	$165,019
Bonds	6,689,617	6,903,234	6,396,256	6,667,019
Redeemable preferred stocks	5,318	6,339	5,319	6,489
Common stocks, other than affiliates	40,332	40,332	33,833	33,833
Mortgage loans on real estate	623,124	664,596	615,560	671,338
Policy loans	42,105	42,105	42,632	42,632
Interest rate swap	6,652	5,194	6	5,410
Credit default swaps	—	—	—	78
Receivable from parent, subsidiaries, and affiliates	—	—	25,000	25,000
Separate account assets	7,691,859	7,699,891	7,189,422	7,203,663

Liabilities
Investment contract liabilities	5,736,925	5,660,293	5,587,460	5,557,000
Separate account annuity liabilities	7,554,758	7,550,836	7,047,229	7,054,082

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$190,905	$2,853	$469	$490	$192,799
State, municipal and other government	195,084	15,270	1,413	3,165	205,776
Public utilities	559,145	31,717	509	809	589,544
Industrial and miscellaneous	4,001,349	182,288	3,327	11,273	4,169,037
Mortgage-backed and asset-backed securities	1,743,134	23,969	14,178	6,847	1,746,078

	6,689,617	256,097	19,896	22,584	6,903,234
Redeemable preferred stocks	5,318	1,024	—	3	6,339

	$6,694,935	$257,121	$19,896	$22,587	$6,909,573

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$81,137	$664	$—	$958	$80,843
State, municipal and other government	158,639	13,336	—	2,166	169,804
Public utilities	557,463	34,750	981	1,464	589,768
Industrial and miscellaneous	3,979,781	234,831	5,122	12,078	4,197,412
Mortgage-backed and asset-backed securities	1,619,236	37,751	16,111	11,689	1,629,187

	6,396,256	321,332	22,214	28,355	6,667,019
Redeemable preferred stocks	5,319	1,174	—	4	6,489

	$6,401,575	$322,506	$22,214	$28,359	$6,673,508

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2004, the Company held bonds with a carrying value of $9,959 and amortized cost of $10,881 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Gross unrealized losses 12 months or more	Gross unrealized losses less than 12 months	Total
December 31, 2004
Bonds:
United States Government and agencies	$16,139	$74,448	$90,587
State, municipal and other government	13,585	14,280	27,865
Public utilities	20,669	50,450	71,119
Industrial and miscellaneous	87,318	715,974	803,292
Mortgage and other asset-backed securities	126,185	696,886	823,071

	263,896	1,552,038	1,815,934
Redeemable preferred stocks	—	1,109	1,109

	$263,896	$1,553,147	$1,817,043

	Gross unrealized losses 12 months or more	Gross unrealized losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$64,663	$64,663
State, municipal and other government	—	21,384	21,384
Public utilities	14,860	51,985	66,845
Industrial and miscellaneous	35,984	541,656	577,640
Mortgage and other asset-backed securities	56,018	498,261	554,279

	$106,862	$1,177,949	$1,284,811
Redeemable preferred stocks	—	1,108	1,108

	$106,862	$1,179,057	$1,285,919

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$269,381	$273,608
Due after one year through five years	2,606,139	2,693,217
Due after five years through ten years	1,477,688	1,537,019
Due after ten years	593,275	653,312

	4,946,483	5,157,156
Mortgage-backed and asset-backed securities	1,743,134	1,746,078

	$6,689,617	$6,903,234

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31,
	2004	2003	2002
Income on bonds and notes	$368,224	$377,770	$386,651
Mortgage loans on real estate	45,108	37,264	37,650
Real estate	—	(35)	236
Dividends on common and preferred stocks	622	546	991
Interest on policy loans	2,607	1,546	2,864
Derivative instruments	13,795	7,942	10,846
Other	3,650	(50)	3,576

Gross investment income	434,006	424,983	442,814

Less investment expenses	15,578	14,744	12,228

Net investment income	$418,428	$410,239	$430,586

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31,
	2004	2003	2002
Proceeds	$3,747,320	$6,201,778	$5,408,631

Gross realized gains	$40,825	$133,470	$59,800
Gross realized losses	33,904	(45,314)	(100,900)

Net realized gains	$6,921	$88,156	$(41,100)

Gross realized losses include $10,774, $17,443, and $57,039 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2004, 2003 and 2002, respectively.

At December 31, 2004, investments with an aggregate carrying amount of $3,531 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31,
	2004	2003	2002
Bonds	$6,921	$88,156	$(41,100)
Common stocks	2,395	4,653	(35,184)
Preferred stocks	49	(244)	—
Cash and short-term investments	—	(1)	(2)
Mortgage loans on real estate	—	—	(3,470)
Real estate	—	91	(358)
Derivative instruments	(28,526)	(44,359)	(1,919)
Other invested assets	1,412	1,319	(1,807)

	(17,749)	49,615	(83,840)

Federal income tax effect	(4,753)	(3,097)	2,854
Transfer to interest maintenance reserve	(8,019)	(62,935)	(6,554)

Net realized capital losses on investments	$(30,521)	$(16,419)	$(87,540)

	Changes in Unrealized
	Year Ended December 31,
	2004	2003	2002
Bonds	$(484)	$13,413	$(12,058)
Preferred stocks	—	324	(324)
Common stocks	3,477	5,738	(2,092)
Mortgage loans on real estate	—	(422)	(2,557)
Derivative instruments	9,170	6	—
Other invested assets	(3,090)	234	(1,797)

Change in unrealized capital gains/losses	$9,073	$19,293	$(18,828)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31,
	2004	2003
Unrealized gains	$11,361	$8,041
Unrealized losses	(19)	(176)

Net unrealized gains	$11,342	$7,865

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2004, the Company issued mortgage loans with interest rates ranging from 2.79% to 6.95%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 83%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2004, the Company had no mortgage loans with interest more than 180 days overdue.

At December 31, 2004 and 2003, the Company had bonds and stocks aggregating $1,752 and $6,549, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2004, 2003 and 2002 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

During 2004, 2003, and 2002, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $5,920 and $11,326, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31,			December 31,
	2004	2003		2004	2003
South Atlantic	26%	23%	Office	29%	37%
Pacific	21	25	Industrial	28	21
E. North Central	17	14	Retail	19	20
Mountain	15	13	Agricultural	8	6
Mid-Atlantic	10	12	Apartment	6	7
W. South Central	7	6	Medical	6	5
New England	3	3	Other	4	4
E. South Central	1	2
W. North Central	—	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $16,273 and $22,247, respectively and credit default swaps with a fair value of $148 and $78, respectively. During the years ended December 31, 2004, 2003 and 2002, the Company recognized no capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2004 and 2003, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $10,314 and $6,897, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31,
	2004	2003
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$637,400	$199,400
Receive floating– pay fixed	83,724	27,437

Beginning in 2003, the Company utilized futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $38,933 and $42,371 for the years ending December 31, 2004 and 2003, respectively.

Open futures contracts at December 31, 2004, and 2003, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2004:
720	S&P Futures	$214,597	$218,466

December 31, 2003:
930	S&P Futures	$247,824	$258,215

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$1,909,566	$1,555,246	$1,947,355
Reinsurance assumed	553,981	516,747	562,771
Reinsurance ceded	(325,738)	(360,546)	(366,906)

Net premiums earned	$2,137,809	$1,711,447	$2,143,220

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Premiums ceded to affiliates for the years ended December 31, 2004, 2003 and 2002 were $85,088, $59,381, and $30,201, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2004 and 2003 of $ 252,957 and $147,665, respectively.

The Company received reinsurance recoveries in the amounts of $232,177, $273,067, and $208,236 during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $46,426 and $52,702, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2004 and 2003 of $521,527 and $580,663, respectively.

On December 31, 1993, the Company and Mutual of New York (MONY) entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY received payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments have been reduced for certain administrative expenses as defined in the agreement. The Company has recognized operating gains and losses on new deposits into existing accounts received after December 31, 1993, and on all new accounts established after that date. On December 31, 2002, the Company purchased from MONY the remaining transferred business inforce for $71,886, which was charged to expense. At December 31, 2003, the Company also owed MONY $2,000, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. During 2002, the Series B note was repaid to MONY. During 2003, the Series A note was repaid.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. During 2004 and 2003, the Company has amortized $996 and $996, respectively, into earnings with a corresponding charge to unassigned surplus.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

During 2002, the Company recaptured a reinsurance agreement from a non-affiliated company. As a result of this recapture, the Company recorded consideration on reinsurance recaptured and change in reserves of $77,057. The Company paid $6,000 to the former reinsurer and received approximately $83,000 of cash and invested assets that support the policyholder liabilities.

Effective December 31, 2004, the Company executed a novation agreement related to six reinsurance treaties from TIRE. As a result of this novation, $15,922 of statutory reserves were assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to TIRE. Both transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2004, 2003, and 2002 was $1,433, $1,433, and $1,385, respectively. The remaining goodwill balance has been non-admitted at December 31, 2004, 2003, and 2002.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2004, 2003, and 2002 with a corresponding charge to unassigned surplus.

During 2004 the Company reclassified a universal life reinsurance contract that was previously treated as a funds withheld treaty to a modified coinsurance treaty. This change resulted in $133,178 being reclassified in the 2004 balance sheet and statement of operations. The balance sheet reclassification moved the related liability from funds held under coinsurance and other reinsurance treaties to aggregate reserves for policies and contracts. In the statement of operations, this change increased the reinsurance reserve adjustment with an offsetting amount impacting the increase (decrease) in aggregate reserves for policies and contracts. The transaction did not have any income, or capital and surplus impacts.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes

The components of the net deferred income tax asset are comprised of the following:

	December 31,
	2004	2003
Deferred tax components:
Gross deferred income tax assets	$89,657	$95,071
Gross deferred income tax liabilities	(12,759)	(11,249)
Deferred income tax assets nonadmitted	(56,914)	(59,342)

Net deferred income tax asset	$19,984	$24,480

The components of deferred taxes amounts are as follows:

	December 31,
	2004	2003
Deferred income tax assets:
Nonadmitted assets	$19,563	$15,086
Deferred acquisition costs	22,530	22,243
Reserves	24,037	24,171
§197 intangible amortization	15,410	19,285
Unrealized capital losses	6,145	8,497
Other	1,972	5,789

Total deferred income tax assets	$89,657	$95,071

Deferred income tax assets - nonadmitted	$56,914	$59,342

Deferred income tax liabilities: Section 807(f) adjustments	$440	$603
Reinsurance transactions	3,010	3,512
Unrealized capital gains	8,691	6,946
Other	618	188

Total deferred income tax liabilities	$12,759	$11,249

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(6,924)	$(31,063)	$6,098
Change in deferred income tax assets – nonadmitted	(2,428)	(13,144)	(8,894)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax expense (benefit) computed at the federal statutory rate (35%)	$44,132	$34,940	$(689)
§197 intangibles	(3,875)	(3,875)	24,704
Amortization of IMR	(4,719)	(4,069)	(1,335)
Deferred acquisition costs – tax basis	68	(3,253)	(763)
Dividends received deduction	(3,147)	(3,265)	(3,232)
Investment income items	(12,966)	(15,651)	(90)
Prior year over accrual	(4,486)	(2,000)	(6,542)
Reinsurance transactions	(917)	(917)	3,235
Tax reserve valuation	3,219	1,771	1,750
All other adjustments	(1,060)	1,784	(1,709)

Federal income tax expense	$16,249	$5,465	$15,329

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $126,123, $128,053, and $17,203, respectively.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders’ surplus account ($2,427 at December 31, 2004). To the extent dividends are paid from the amount accumulated in the policyholders’ surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders’ surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. An examination of 2001 through 2003 is currently in process.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,168,413	9%	$1,153,148	9%
Subject to discretionary withdrawal at book value less surrender charge	1,374,814	10	1,920,720	15
Subject to discretionary withdrawal at market value	4,440,258	33	4,202,530	32
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	3,135,346	23	2,555,121	20
Not subject to discretionary withdrawal	3,414,285	25	3,045,521	24

	13,533,116	100%	12,877,040	100%

Less reinsurance ceded	1,541		1,334

Net policy reserves on annuities and deposit fund liabilities	$13,531,575		$12,875,706

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2004, 2003 and 2002 is as follows:

	Guaranteed Separate Account	Non- guaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$501,942	$726,092	$1,228,034

Reserves at December 31, 2004 for separate accounts with assets at:
Fair value	$2,166,032	$4,234,565	$6,400,597
Amortized cost	1,180,553	—	1,180,553

Total	$3,346,585	$4,234,565	$7,581,150

Premiums, deposits and other considerations for the year ended December 31, 2003	$204,897	$793,913	$998,810

Reserves at December 31, 2003 for separate accounts with assets at:
Fair value	$2,129,970	$4,016,061	$6,146,031
Amortized cost	917,187	—	917,187

Total	$3,047,157	$4,016,061	$7,063,218

Premiums, deposits and other considerations for the year ended December 31, 2002	$405,730	$781,622	$1,187,352

Reserves at December 31, 2002 for separate accounts with assets at:
Fair value	$2,251,332	$3,251,648	$5,502,980
Amortized cost	847,122	—	847,122

Total	$3,098,454	$3,251,648	$6,350,102

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

	Guaranteed Separate Account	Non- guaranteed Separate Account	Total
December 31, 2004
Subject to discretionary withdrawal with market value adjustment	$325,476	$—	$325,476
Subject to discretionary withdrawal at book value less surrender charge	193,330	—	193,330
Subject to discretionary withdrawal at market value	230,741	4,234,565	4,465,306
Not subject to discretionary withdrawal	2,597,038	—	2,597,038

	$3,346,585	$4,234,565	$7,581,150

December 31, 2003
Subject to discretionary withdrawal with market value adjustment	$314,379	$—	$314,379
Subject to discretionary withdrawal at book value less surrender charge	203,241	—	203,241
Subject to discretionary withdrawal at market value	175,322	4,016,061	4,191,383
Not subject to discretionary withdrawal	2,354,215	—	2,354,215

	$3,047,157	$4,016,061	$7,063,218

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,232,466	$999,208	$1,187,967
Transfers from separate accounts	(1,143,832)	(965,369)	(1,276,543)

Net transfers to (from) separate accounts	88,634	33,839	(88,576)

Other adjustments	832	762	2,062

Net transfers as set forth herein	$89,466	$34,601	$(86,514)

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Withdrawal Benefit	$11,429,295	$34,897	$0
2003	Guaranteed Minimum Withdrawal Benefit	$10,424,047	$12,832	$0

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Death Benefit	$2,009,240	$5,732	$1,541
2003	Guaranteed Minimum Death Benefit	$1,972,705	$5,209	$1,334

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

During 2002, the Company reclassified some of its fixed deferred annuities from “without future interest guarantees” to “with future interest guarantees” for the purpose of determining the appropriate valuation interest rates. This caused an increase in reserves of $2,968, which was charged directly to capital and surplus.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$2,004	$(664)	$1,340
Ordinary direct renewal business	141,521	(1,677)	139,844
Group life direct business	523	(201)	322
Credit life	130	—	130
Reinsurance ceded	(20,878)	—	(20,878)

	123,300	(2,542)	120,758
Accident and health:
Direct	3,996	—	3,996
Reinsurance ceded	(2,428)	—	(2,428)

Total accident and health	1,568	—	1,568

	$124,868	$(2,542)	$122,326

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$13,194	$1,008	$12,186
Ordinary direct renewal business	96,127	1,159	94,968
Group life direct business	604	228	376
Credit life	118	—	118
Reinsurance ceded	(24,299)	—	(24,299)

Total life and annuity	85,744	2,395	83,349
Accident and health:
Direct	12,790	—	12,790
Reinsurance ceded	(11,137)	—	(11,137)

Total accident and health	1,653	—	(1,653)

	$87,397	$2,395	$85,002

At December 31, 2004 and 2003, the Company had insurance in force aggregating $51,982,204 and $60,401,558, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $53,228 and $51,292 to cover these deficiencies at December 31, 2004 and 2003, respectively.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend ($85,305 at December 31, 2004), the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities is $68,820.

9. Securities Lending

The Company participates in securities lending. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2004 and 2003, the value of securities loaned amounted to $541,503 and $-0-, respectively.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2004 and 2003 was $14 and $11, respectively. The Company’s allocation of pension expense for year ended December 31, 2002 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans (continued)

during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $10 and $7 were allocated for the years ended December 31, 2004 and 2003, respectively. No amounts were allocated for the year ended December 31, 2002.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2004, 2003, and 2002.

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $20,517, $11,648, and $8,430, respectively, for these services, which approximates their costs to the affiliates.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $210, $281, and $466, respectively, to affiliates. At December 31, 2004 and 2003, the Company has short-term notes receivables from an affiliate of $92,878 and $25,000, respectively.

During 2002, the Company received a capital contribution of $180,000 in cash from its parent. No capital contributions were received in 2003 and 2004.

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $92,144 and $73,667 at December 31, 2004 and 2003, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2004 and 2003 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $18,207 and $8,410 at December 31, 2004 and 2003, respectively, for joint ventures, partnerships and limited liability companies.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $25,683 and $27,558, respectively, in conjunction with these transactions.

At December 31, 2004 and 2003, the net amount of securities being acquired on a “to be announced” (TBA basis was $111,482 and $805, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

12. Commitments and Contingencies (continued)

taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $498, $(469), and $(973), for the years ended December 31, 2004, 2003, and 2002, respectively.

13. Managing General Agents

For the year ended December 31, 2004 the Company had $38,182 of direct premiums written by The Vanguard Group, Inc. For the years ending December 31, 2003 and 2002, the Company had $22,609 and $28,825, respectively, of direct premiums written by managing general agents.

14. September 11 Events

At December 31, 2004, the Company’s gross exposure from the events of September 11, 2001, is $52,090, of which $38,541 is covered by reinsurance resulting in a net exposure of $13,549.

42

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$190,978	$192,876	$190,978
States, municipalities and political subdivisions	222,870	224,175	222,870
Foreign governments	178,358	187,696	178,358
Public utilities	559,145	589,543	559,145
All other corporate bonds	5,538,276	5,708,944	5,538,266
Preferred stock	5,318	6,339	5,318

Total fixed maturities	6,694,945	6,909,573	6,694,935

Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	28,990	40,332	40,332

Total equity securities	28,990	40,332	40,332

Mortgage loans on real estate	623,124		623,124
Policy loans	42,105		42,105
Other invested assets	32,374		32,374
Cash and short-term investments	301,157		301,157

Total investments	$7,722,695		$7,734,027

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

43

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2004
Individual life	$815,657	$—	$84,891	$289,398	$49,571	$393,021	$123,577
Individual health	14,727	4,079	9,324	30,820	1,773	19,969	11,534	$30,995
Group life and health	13,184	1,384	5,690	33,964	1,255	21,716	9,012	33,993
Annuity	5,764,854	—	—	1,783,627	365,829	1,946,710	171,101

	$6,608,422	$5,463	$99,905	$2,137,809	$418,428	$2,381,416	$315,224

Year ended December 31, 2003
Individual life	$630,209	$—	$45,263	$217,664	$42,546	$173,809	$99,941
Individual health	15,995	3,912	9,006	31,377	1,702	24,606	13,379	$31,647
Group life and health	11,676	1,326	7,103	21,070	879	22,602	15,640	30,061
Annuity	5,727,948	—	—	1,441,336	365,112	1,640,232	135,405

	$6,385,828	$5,238	$61,372	$1,711,447	$410,239	$1,861,249	$264,365

Year ended December 31, 2002
Individual life	$617,475	$—	$27,900	$240,569	$45,628	$201,924	$134,200
Individual health	12,844	3,178	8,684	30,770	1,530	25,628	14,450	$30,516
Group life and health	10,254	691	(3,361)	36,650	992	25,713	22,120	22,681
Annuity	5,481,865	—	—	1,835,231	382,436	2,270,281	107,168

	$6,122,438	$3,869	$33,223	$2,143,220	$430,586	$2,523,546	$277,938

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

44

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$8,093,493	$147,862,825	$223,766,784	$83,997,452	266%

Premiums:
Individual life	$82,019	$314,064	$521,443	$289,398	180%
Individual health	30,994	510	336	30,820	1
Group life and health	33,993	10,492	10,463	33,964	31
Annuity	1,762,560	672	21,739	1,783,627	1

	$1,909,566	$325,738	$553,981	$2,137,809	26%

Year ended December 31, 2003
Life insurance in force	$7,018,269	$132,228,007	$207,421,430	$82,211,692	252%

Premiums:
Individual life	$64,857	$296,361	$449,168	$217,664	206%
Individual health	31,647	659	389	31,377	1
Group life and health	30,061	62,482	53,491	21,070	254
Annuity	1,428,681	1,044	13,699	1,441,336	1

	$1,555,246	$360,546	$516,747	$1,711,447	30%

Year ended December 31, 2002
Life insurance in force	$6,847,730	$121,446,075	$204,017,050	$89,418,705	228%

Premiums:
Individual life	$60,850	$276,412	$456,131	$240,569	190%
Individual health	30,516	162	416	30,770	1
Group life and health	22,681	89,973	103,942	36,650	284
Annuity	1,833,308	359	2,282	1,835,231	—

	$1,947,355	$366,906	$562,771	$2,143,220	26%

45

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Year Ended December 31, 2004

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark NY Variable Annuity,

Transamerica Financial Life Insurance Company, Inc.

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, American Century International, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Great Companies Americasm, Great Companies Technologysm, Janus Growth, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, Mercury Large Cap Value, MFS High Yield, PIMCO Total Return, Salomon All Cap, Templeton Great Companies Global, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Small/Mid Cap Value, Transamerica U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Premier Growth, Janus Aspen – Mid Cap Growth, Janus Aspen Mid Cap Value, Janus Aspen – Worldwide Growth, JPMorgan Bond, JPMorgan International Equity, JPMorgan Mid Cap Value, JPMorgan Small Company, JPMorgan US Large Cap Core Equity, MFS New Discovery, MFS Total Return, MTB Large – Cap Growth Fund II, MTB Large – Cap Value Fund II, MTB Managed Allocation – Moderate Growth, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the

Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	20,021.719	4,857.349	27,719.300	51,302.223

Cost	$208,059	$49,649	$315,438	$582,719

Number of shares - Service	9,156.867	0.003	0.020	0.020

Cost	$103,690	$—	$—	$—

Investments in mutual funds, at net asset value	$351,218	$58,580	$335,404	$624,861
Receivable for units sold	—	—	—	—

Total assets	351,218	58,580	335,404	624,861

Liabilities
Payable for units redeemed	9	1	4	4

	$351,209	$58,579	$335,400	$624,857

Net Assets:
Deferred annuity contracts terminable by owners	$351,209	$58,579	$335,400	$624,857

Total net assets	$351,209	$58,579	$335,400	$624,857

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	164,184	11,502	244,147	198,575

M&E - 1.45%	—	—	—	—

M&E - 1.55%	40,883	38,724	41,496	332,504

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.179538	$1.172954	$1.177978	$1.182586

M&E - 1.40%	$1.176448	$1.169884	$1.174865	$1.179485

M&E - 1.45%	$1.277188	$1.392203	$1.310482	$1.355878

M&E - 1.55%	$1.171794	$1.165251	$1.170234	$1.174845

M&E - 1.75%	$1.269781	$1.384153	$1.302907	$1.348033

M&E - 1.90%	$1.069178	$1.108979	$1.082397	$1.103022

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	98,943	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.251868	$1.404276	$1.295146	$1.349136

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.113257	$1.176385	$1.134146	$1.162203

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.109452	$1.172356	$1.130267	$1.158230

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century International Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,587.646	1,158.715	28,570.185	1,844.767

Cost	$21,502	$11,075	$332,525	$17,727

Number of shares - Service	0.031	0.026	0.021	0.022

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$30,890	$12,815	$367,984	$20,329
Receivable for units sold	—	—	—	—

Total assets	30,890	12,815	367,984	20,329

Liabilities
Payable for units redeemed	6	3	3	8

	$30,884	$12,812	$367,981	$20,321

Net Assets:
Deferred annuity contracts terminable by owners	$30,884	$12,812	$367,981	$20,321

Total net assets	$30,884	$12,812	$367,981	$20,321

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	33,122	12,026	179,923	14,702

M&E - 1.45%	—	—	—	—

M&E - 1.55%	1,477	—	97,164	7,308

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century International Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.105264	$1.177364	$1.202232	$1.156474

M&E - 1.40%	$0.892808	$1.065370	$1.332782	$0.926223

M&E - 1.45%	$1.360930	$1.355183	$1.419631	$1.378197

M&E - 1.55%	$0.887981	$1.059628	$1.319244	$0.917337

M&E - 1.75%	$1.353054	$1.347332	$1.411399	$1.370204

M&E - 1.90%	$1.112988	$1.106948	$1.086653	$1.074461

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.417665	$1.383150	$1.432568	$1.352264

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.201664	$1.186172	$1.162446	$1.135419

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.197547	$1.182108	$1.158478	$1.131534

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Assets
Investment in securities:
Number of shares - Initial	241,866.775	7,042.371	4,495.293	14,621.016

Cost	$4,223,165	$113,368	$43,092	$57,314

Number of shares - Service	0.013	0.016	0.024	0.057

Cost	$—	$—	$—	$—

Investments in mutual funds, At net asset value	$4,902,640	$134,861	$44,458	$62,724
Receivable for units sold	—	—	—	—

Total assets	4,902,640	134,861	44,458	62,724

Liabilities
Payable for units redeemed	46	2	—	7

	$4,902,594	$134,859	$44,458	$62,717

Net Assets:
Deferred annuity contracts terminable by owners	$4,902,594	$134,859	$44,458	$62,717

Total net assets	$4,902,594	$134,859	$44,458	$62,717

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,618,053	76,990	23,158	13,309

M&E - 1.45%	—	—	—	—

M&E - 1.55%	155,321	5,698	23,851	70,773

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.193653	$1.635687	$1.044009	$1.135476

M&E - 1.40%	$2.767270	$1.631387	$0.948341	$0.749322

M&E - 1.45%	$1.455905	$1.785976	$1.177478	$1.438053

M&E - 1.55%	$2.736295	$1.624970	$0.943194	$0.745263

M&E - 1.75%	$1.447475	$1.775643	$1.170651	$1.429720

M&E - 1.90%	$1.131313	$1.350665	$1.004589	$1.069900

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.475955	$1.660425	$1.168483	$1.388348

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.229556	$1.404441	$1.052535	$1.085062

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.225351	$1.399624	$1.048917	$1.081350

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Growth Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	271,717.930	59,025.510	129,434.659	12,257.028

Cost	$6,765,344	$636,688	$2,133,953	$116,424

Number of shares - Service	0.008	0.008	0.019	0.025

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$9,480,239	$472,794	$1,817,263	$116,809
Receivable for units sold	—	—	—	—

Total assets	9,480,239	472,794	1,817,263	116,809

Liabilities
Payable for units redeemed	81	2	9	1

	$9,480,158	$472,792	$1,817,254	$116,808

Net Assets:
Deferred annuity contracts terminable by owners	$9,480,158	$472,792	$1,817,254	$116,808

Total net assets	$9,480,158	$472,792	$1,817,254	$116,808

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	302,580	430,438	684,271	61,084

M&E - 1.45%	—	—	—	—

M&E - 1.55%	79,539	154,323	574,166	89,046

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Growth Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.183452	$1.031770	$1.119870	$1.322924

M&E - 1.40%	$24.867393	$0.810917	$1.451467	$0.781242

M&E - 1.45%	$1.403263	$1.295599	$1.321125	$1.319680

M&E - 1.55%	$24.588963	$0.801842	$1.435224	$0.775852

M&E - 1.75%	$1.395122	$1.288084	$1.313472	$1.313185

M&E - 1.90%	$1.110810	$1.082175	$1.087884	$1.115140

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.372020	$1.295150	$1.330739	$1.318758

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.184203	$1.105316	$1.154615	$1.108246

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.180147	$1.101525	$1.150680	$1.104452

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	13,307.572	28,841.126	45,912.252	15,787.270

Cost	$191,583	$268,033	$496,631	$182,460

Number of shares - Service	0.017	0.020	0.020	0.017

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$228,491	$303,985	$510,544	$224,495
Receivable for units sold	—	—	—	—

Total assets	228,491	303,985	510,544	224,495

Liabilities
Payable for units redeemed	3	—	1	4

	$228,488	$303,985	$510,543	$224,491

Net Assets:
Deferred annuity contracts terminable by owners	$228,488	$303,985	$510,543	$224,491

Total net assets	$228,488	$303,985	$510,543	$224,491

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	62,617	128,067	369,797	65,564

M&E - 1.45%	—	—	—	—

M&E - 1.55%	110,741	123,393	85,684	138,137

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.211837	$1.246462	$1.124682	$1.105003

M&E - 1.40%	$1.323836	$1.214656	$1.121717	$1.107261

M&E - 1.45%	$1.408205	$1.238110	$1.067601	$1.341240

M&E - 1.55%	$1.314713	$1.202886	$1.117299	$1.099598

M&E - 1.75%	$1.400049	$1.230936	$1.061411	$1.333479

M&E - 1.90%	$1.149534	$1.079864	$1.031061	$1.062410

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.468479	$1.174817	$1.040825	$1.373361

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.259988	$1.114504	$1.041918	$1.132370

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.255686	$1.110681	$1.038341	$1.128495

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Templeton Great Companies Global Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,513.581	0.316	2,889.467	22,594.904

Cost	$204,304	$4	$32,658	$416,368

Number of shares - Service	0.000	0.021	0.021	0.013

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$150,605	$4	$35,367	$471,782
Receivable for units sold	—	—	—	—

Total assets	150,605	4	35,367	471,782

Liabilities
Payable for units redeemed	9	4	7	4

	$150,596	$—	$35,360	$471,778

Net Assets:
Deferred annuity contracts terminable by owners	$150,596	$—	$35,360	$471,778

Total net assets	$150,596	$—	$35,360	$471,778

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	88,763	—	23,141	211,294

M&E - 1.45%	—	—	—	—

M&E - 1.55%	179,177	—	5,012	408,335

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Templeton Great Companies Global Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$1.160714	$1.260191	$1.248282

M&E - 1.40%	$0.564642	$1.157655	$1.256871	$0.764836

M&E - 1.45%	$0.000000	$1.209028	$1.323592	$1.406617

M&E - 1.55%	$0.560767	$1.153085	$1.251920	$0.759605

M&E - 1.75%	$0.000000	$1.202024	$1.315921	$1.398461

M&E - 1.90%	$0.000000	$1.098789	$1.093986	$1.108666

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.200724	$1.203735	$1.289055	$1.383835

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.054287	$1.128013	$1.136901	$1.185805

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.052762	$1.124154	$1.133011	$1.181752

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	11,897.719	1,536,575.780	374,753.445	198,016.033

Cost	$142,710	$1,536,576	$4,810,921	$2,371,025

Number of shares - Service	0.018	0.080	0.000	0.018

Cost	$—	$—	$—	$—

Investments in mutual funds, At net asset value	$174,421	$1,536,576	$6,348,323	$2,439,558
Receivable for units sold	—	9	—	—

Total assets	174,421	1,536,585	6,348,323	2,439,558

Liabilities
Payable for units redeemed	2	—	162	10

	$174,419	$1,536,585	$6,348,161	$2,439,548

Net Assets:
Deferred annuity contracts terminable by owners	$174,419	$1,536,585	$6,348,161	$2,439,548

Total net assets	$174,419	$1,536,585	$6,348,161	$2,439,548

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	93,849	716,760	1,302,051	1,024,691

M&E - 1.45%	—	—	—	—

M&E - 1.55%	31,529	423,958	254,823	579,358

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica U.S. Government Securities Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.182204	$0.990971	$0.000000	$1.080729

M&E - 1.40%	$1.393038	$1.352646	$4.084993	$1.526143

M&E - 1.45%	$1.460142	$0.988833	$0.000000	$1.039627

M&E - 1.55%	$1.385505	$1.337543	$4.039241	$1.511541

M&E - 1.75%	$1.451701	$0.983100	$0.000000	$1.033585

M&E - 1.90%	$1.063008	$0.995247	$0.000000	$1.023440

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.441358	$0.989235	$—	$1.013133

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.188415	$0.991554	$—	$1.024934

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.184331	$0.988163	$—	$1.021415

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	329,080.516	244,331.687	18,270.784	295,010.459

Cost	$6,085,276	$5,618,758	$187,832	$2,296,254

Number of shares - Service	0.012	0.011	0.021	0.024

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$7,015,997	$5,284,894	$225,644	$3,333,618
Receivable for units sold	—	—	—	—

Total assets	7,015,997	5,284,894	225,644	3,333,618

Liabilities
Payable for units redeemed	41	49	3	21

	$7,015,956	$5,284,845	$225,641	$3,333,597

Net Assets:
Deferred annuity contracts terminable by owners	$7,015,956	$5,284,845	$225,641	$3,333,597

Total net assets	$7,015,956	$5,284,845	$225,641	$3,333,597

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	2,041,165	1,347,858	156,909	1,992,736

M&E - 1.45%	—	—	—	—

M&E - 1.55%	437,391	484,661	118,312	226,175

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.181867	$1.144273	$1.123465	$1.237571

M&E - 1.40%	$2.836258	$2.892491	$0.822294	$1.504078

M&E - 1.45%	$1.338644	$1.329440	$1.456967	$1.474810

M&E - 1.55%	$2.804550	$2.860098	$0.816617	$1.487198

M&E - 1.75%	$1.330906	$1.321746	$1.448541	$1.466280

M&E - 1.90%	$1.111045	$1.080008	$1.058742	$1.138045

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.377884	$1.312796	$1.450314	$1.502279

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.203056	$1.138100	$1.102654	$1.253278

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.198941	$1.134212	$1.098874	$1.248984

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Assets
Investment in securities:
Number of shares - Initial	230,803.060	595.877	0.000	0.000

Cost	$4,151,997	$10,214	$—	$—

Number of shares - Service	0.016	0.012	1,219.796	1,252.362

Cost	$—	$—	$12,802	$22,661

Investments in mutual funds, at net asset value	$3,900,572	$10,636	$14,345	$28,178
Receivable for units sold	—	—	—	—

Total assets	3,900,572	10,636	14,345	28,178

Liabilities
Payable for units redeemed	25	2	—	5

	$3,900,547	$10,634	$14,345	$28,173

Net Assets:
Deferred annuity contracts terminable by owners	$3,900,547	$10,634	$14,345	$28,173

Total net assets	$3,900,547	$10,634	$14,345	$28,173

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,124,846	14,964	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	202,899	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.162777	$0.968672	$0.000000	$0.000000

M&E - 1.40%	$2.942759	$0.710611	$0.000000	$0.000000

M&E - 1.45%	$1.275522	$1.268412	$0.000000	$0.000000

M&E - 1.55%	$2.909800	$0.706779	$0.000000	$0.000000

M&E - 1.75%	$1.268142	$1.261063	$0.000000	$0.000000

M&E - 1.90%	$1.101276	$1.068405	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	12,461	2,082

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	708	24,590

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.279936	$1.257274	$1.092421	$1.062933

M&E - 1.40%	$—	$—	$1.089564	$1.060132

M&E - 1.45%	$1.153477	$1.045763	$1.380643	$1.271625

M&E - 1.55%	$—	$—	$1.085273	$1.055944

M&E - 1.75%	$1.149531	$1.042187	$1.372649	$1.264269

M&E - 1.90%	$—	$—	$1.063559	$1.067283

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	3,342.687	0.051	0.366	987.107

Cost	$63,651	$2	$8	$10,045

Investments in mutual funds, at net asset value	$79,790	$1	$9	$15,310
Receivable for units sold	—	—	—	—

Total assets	79,790	1	9	15,310

Liabilities
Payable for units redeemed	—	1	9	4

	$79,790	$—	$—	$15,306

Net Assets:
Deferred annuity contracts terminable by owners	$79,790	$—	$—	$15,306

Total net assets	$79,790	$—	$—	$15,306

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	63,667	—	—	3,807

M&E - 1.45%	—	—	—	—

M&E - 1.55%	15,028	—	—	10,137

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.129734	$1.020390	$1.261578	$0.000000

M&E - 1.40%	$1.014966	$0.758307	$0.449324	$1.102643

M&E - 1.45%	$1.345874	$1.221595	$1.535975	$0.000000

M&E - 1.55%	$1.009478	$0.754200	$0.489306	$1.095813

M&E - 1.75%	$1.338105	$1.214502	$1.527091	$0.000000

M&E - 1.90%	$1.073104	$1.082194	$1.144673	$0.000000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	3,424.273	111.813	9,928.356	2,599.784

Cost	$97,391	$1,353	$103,311	$63,064

Investments in mutual funds, at net asset value	$91,154	$1,361	$110,403	$67,386
Receivable for units sold	3	—	—	—

Total assets	91,157	1,361	110,403	67,386

Liabilities
Payable for units redeemed	—	1	4	2

	$91,157	$1,360	$110,399	$67,384

Net Assets:
Deferred annuity contracts terminable by owners	$91,157	$1,360	$110,399	$67,384

Total net assets	$91,157	$1,360	$110,399	$67,384

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount	JPMorgan Mid Cap Value Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	7,729	1,312	95,389	18,622

M&E - 1.45%	—	—	—	—

M&E - 1.55%	139,208	—	—	40,636

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.984054	$1.037499	$1.158107	$1.138642

M&E - 1.40%	$0.624061	$1.036839	$1.157354	$1.137897

M&E - 1.45%	$1.218338	$1.036488	$1.156977	$1.137516

M&E - 1.55%	$0.620178	$1.035818	$1.156226	$1.136777

M&E - 1.75%	$1.211286	$1.034467	$1.154714	$1.135295

M&E - 1.90%	$1.035933	$1.033456	$1.153595	$1.134193

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	5,866.364	174.928	682.905	7,686.234

Cost	$97,855	$2,192	$8,343	$135,243

Investments in mutual funds, at net asset value	$104,891	$2,377	$10,046	$163,332
Receivable for units sold	—	1	—	—

Total assets	104,891	2,378	10,046	163,332

Liabilities
Payable for units redeemed	3	—	2	—

	$104,888	$2,378	$10,044	$163,332

Net Assets:
Deferred annuity contracts terminable by owners	$104,888	$2,378	$10,044	$163,332

Total net assets	$104,888	$2,378	$10,044	$163,332

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	85,735	2,209	9,751	80,487

M&E - 1.45%	—	—	—	—

M&E - 1.55%	705	—	—	61,788

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.214218	$1.077074	$1.032777	$1.153001

M&E - 1.40%	$1.213425	$1.076358	$1.030063	$1.149960

M&E - 1.45%	$1.213026	$1.076013	$1.345201	$1.226834

M&E - 1.55%	$1.212243	$1.075307	$1.025998	$1.145445

M&E - 1.75%	$1.210664	$1.073903	$1.337418	$1.219729

M&E - 1.90%	$1.209477	$1.072860	$1.049670	$1.085134

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation - Moderate Growth Subaccount	Fidelity - VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	0.005	0.003	0.002	14,770.950

Cost	$—	$—	$—	$315,031

Investments in mutual funds, at net asset value	$—	$—	$—	$389,215
Receivable for units sold	—	—	—	—

Total assets	—	—	—	389,215

Liabilities
Payable for units redeemed	—	—	—	5

	$—	$—	$—	$389,210

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$389,210

Total net assets	$—	$—	$—	$389,210

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation - Moderate Growth Subaccount	Fidelity - VIP Contrafund® Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	175,701

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	207,607

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.020371	$1.092265	$1.049665	$1.242763

M&E - 1.40%	$1.019697	$1.091551	$1.048981	$1.019188

M&E - 1.45%	$1.019363	$1.091203	$1.048637	$1.416928

M&E - 1.55%	$1.018702	$1.090483	$1.047956	$1.012189

M&E - 1.75%	$1.017372	$1.089064	$1.046579	$1.408730

M&E - 1.90%	$1.016374	$1.088005	$1.045571	$1.104549

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	16,991.036	1,445.873	2,410.725	28,037.572

Cost	$360,963	$42,579	$35,308	$554,534

Investments in mutual funds, at net asset value	$426,305	$45,747	$38,475	$837,763
Receivable for units sold	—	—	—	—

Total assets	426,305	45,747	38,475	837,763

Liabilities
Payable for units redeemed	4	2	3	19

	$426,301	$45,745	$38,472	$837,744

Net Assets:
Deferred annuity contracts terminable by owners	$426,301	$45,745	$38,472	$837,744

Total net assets	$426,301	$45,745	$38,472	$837,744

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	151,402	36,963	—	291,926

M&E - 1.45%	—	—	—	—

M&E - 1.55%	216,125	20,836	52,433	240,877

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.154787	$0.992121	$0.000000	$1.441197

M&E - 1.40%	$1.164636	$0.793008	$0.738821	$1.577251

M&E - 1.45%	$1.346148	$1.264366	$0.000000	$1.667617

M&E - 1.55%	$1.156611	$0.788705	$0.733732	$1.566373

M&E - 1.75%	$1.338348	$1.257037	$0.000000	$1.657981

M&E - 1.90%	$1.087742	$1.035711	$0.000000	$1.210398

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

Fidelity - VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000

Cost	$—

Number of shares - Service	10,528.016

Cost	$111,513

Investments in mutual funds, at net asset value	$148,866
Receivable for units sold	—

Total assets	148,866

Liabilities
Payable for units redeemed	7

$148,859

Net Assets:
Deferred annuity contracts terminable by owners	$148,859

Total net assets	$148,859

Accumulation units outstanding - Initial:
M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.55%	—

M&E - 1.75%	—

M&E - 1.90%	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

Fidelity -VIP Value Strategies Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000

M&E - 1.40%	$0.000000

M&E - 1.45%	$0.000000

M&E - 1.55%	$0.000000

M&E - 1.75%	$0.000000

M&E - 1.90%	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—

M&E - 1.40%	110,606

M&E - 1.45%	—

M&E - 1.55%	3,527

M&E - 1.75%	—

M&E - 1.90%	—

Accumulation unit value - Service:
M&E - 1.30%	$1.307865

M&E - 1.40%	$1.304413

M&E - 1.45%	$1.632589

M&E - 1.55%	$1.299278

M&E - 1.75%	$1.623128

M&E - 1.90%	$1.114498

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$742	$46	$1,683	$530
Expenses:
Administrative, mortality and expense risk charge	4,177	791	7,153	3,568

Net investment income (loss)	(3,435)	(745)	(5,470)	(3,038)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,008	462	5,528	1,804
Proceeds from sales	55,468	854	567,224	14,683
Cost of investments sold	46,023	784	525,711	11,345

Net realized capital gains (losses) on investments	13,453	532	47,041	5,142

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	23,301	2,436	14,140	5,923
End of period	39,469	8,931	19,966	42,142

Net change in unrealized appreciation/depreciation of investments	16,168	6,495	5,826	36,219

Net realized and unrealized capital gains (losses) on investments	29,621	7,027	52,867	41,361

Increase (decrease) in net assets from operations	$26,186	$6,282	$47,397	$38,323

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	American Century International Subaccount	American Century Large Company Value Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$63	$1,129	$242
Expenses:
Administrative, mortality and expense risk charge	432	142	4,401	991

Net investment income (loss)	(432)	(79)	(3,272)	(749)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,413	4,991	26,194	73,872
Cost of investments sold	6,680	4,729	31,083	66,798

Net realized capital gains (losses) on investments	1,733	262	(4,889)	7,074

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,411	495	(1,986)	7,642
End of period	9,388	1,740	35,459	2,602

Net change in unrealized appreciation/depreciation of investments	1,977	1,245	37,445	(5,040)

Net realized and unrealized capital gains (losses) on investments	3,710	1,507	32,556	2,034

Increase (decrease) in net assets from operations	$3,278	$1,428	$29,284	$1,285

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount(1)
Net investment income (loss)
Income:
Dividends	$52,982	$625	$243	$—
Expenses:
Administrative, mortality and expense risk charge	73,018	578	632	599

Net investment income (loss)	(20,036)	47	(389)	(599)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	597	—	—
Proceeds from sales	1,686,152	12,480	680	599
Cost of investments sold	2,015,075	9,652	680	579

Net realized capital gains (losses) on investments	(328,923)	3,425	—	20

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(361,691)	7,637	1,096	—
End of period	679,475	21,493	1,366	5,410

Net change in unrealized appreciation/depreciation of investments	1,041,166	13,856	270	5,410

Net realized and unrealized capital gains (losses) on investments	712,243	17,281	270	5,430

Increase (decrease) in net assets from operations	$692,207	$17,328	$(119)	$4,831

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Janus Growth Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$14,544	$—
Expenses:
Administrative, mortality and expense risk charge	137,684	7,210	27,348	1,088

Net investment income (loss)	(137,684)	(7,210)	(12,804)	(1,088)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,480,066	166,168	355,328	5,090
Cost of investments sold	1,962,729	264,893	466,889	6,184

Net realized capital gains (losses) on investments	517,337	(98,725)	(111,561)	(1,094)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,867,593	(302,024)	(598,883)	(12,333)
End of period	2,714,895	(163,894)	(316,690)	385

Net change in unrealized appreciation/depreciation of investments	847,302	138,130	282,193	12,718

Net realized and unrealized capital gains (losses) on investments	1,364,639	39,405	170,632	11,624

Increase (decrease) in net assets from operations	$1,226,955	$32,195	$157,828	$10,536

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Mercury Large Cap Value Subaccount(1)	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$2,302	$18,796	$9,446	$506
Expenses:
Administrative, mortality and expense risk charge	2,790	5,031	7,836	3,208

Net investment income (loss)	(488)	13,765	1,610	(2,702)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,118	1,286	9,250	—
Proceeds from sales	80,220	157,520	188,695	20,193
Cost of investments sold	71,237	134,613	177,153	18,312

Net realized capital gains (losses) on investments	13,101	24,193	20,792	1,881

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	13,049	51,772	19,607	24,875
End of period	36,908	35,952	13,913	42,035

Net change in unrealized appreciation/depreciation of investments	23,859	(15,820)	(5,694)	17,160

Net realized and unrealized capital gains (losses) on investments	36,960	8,373	15,098	19,041

Increase (decrease) in net assets from operations	$36,472	$22,138	$16,708	$16,339

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Templeton Great Companies Global Subaccount	Transamerica Balanced Subaccount(1)	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$621	$—
Expenses:
Administrative, mortality and expense risk charge	1,749	—	422	7,139

Net investment income (loss)	(1,749)	—	199	(7,139)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,224	—
Proceeds from sales	9,420	—	6,150	303,389
Cost of investments sold	21,997	—	5,386	317,969

Net realized capital gains (losses) on investments	(12,577)	—	1,988	(14,580)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(78,495)	—	1,210	(24,001)
End of period	(53,699)	—	2,709	55,414

Net change in unrealized appreciation/depreciation of investments	24,796	—	1,499	79,415

Net realized and unrealized capital gains (losses) on investments	12,219	—	3,487	64,835

Increase (decrease) in net assets from operations	$10,470	$—	$3,686	$57,696

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount(1)	Transamerica U.S. Government Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$19,744	$—	$95,379
Expenses:
Administrative, mortality and expense risk charge	2,959	29,538	92,395	42,348

Net investment income (loss)	(2,959)	(9,794)	(92,395)	53,031

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	(4)	—	12,962
Proceeds from sales	116,678	2,282,790	1,824,112	1,238,616
Cost of investments sold	89,198	2,282,790	1,874,984	1,180,326

Net realized capital gains (losses) on investments	27,480	(4)	(50,872)	71,252

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	31,493	—	527,532	146,285
End of period	31,711	—	1,537,402	68,533

Net change in unrealized appreciation/depreciation of investments	218	—	1,009,870	(77,752)

Net realized and unrealized capital gains (losses) on investments	27,698	(4)	958,998	(6,500)

Increase (decrease) in net assets from operations	$24,739	$(9,798)	$866,603	$46,531

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$91,575	$7,931	$—	$81,209
Expenses:
Administrative, mortality and expense risk charge	102,260	80,021	3,184	49,990

Net investment income (loss)	(10,685)	(72,090)	(3,184)	31,219

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	48,832	—	—	—
Proceeds from sales	1,768,025	1,488,743	60,353	1,072,463
Cost of investments sold	1,735,747	1,785,379	57,995	1,124,513

Net realized capital gains (losses) on investments	81,110	(296,636)	2,358	(52,050)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	135,009	(1,117,325)	21,879	577,765
End of period	930,721	(333,864)	37,812	1,037,364

Net change in unrealized appreciation/depreciation of investments	795,712	783,461	15,933	459,599

Net realized and unrealized capital gains (losses) on investments	876,822	486,825	18,291	407,549

Increase (decrease) in net assets from operations	$866,137	$414,735	$15,107	$438,768

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Van Kampen Large Cap Core Subaccount(1)	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$68,233	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	57,861	134	245	365

Net investment income (loss)	10,372	(134)	(245)	(365)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	978,864	43,353	23,293	4,023
Cost of investments sold	1,302,318	38,890	16,926	3,205

Net realized capital gains (losses) on investments	(323,454)	4,463	6,367	818

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(982,131)	3,751	6,139	4,784
End of period	(251,425)	422	1,543	5,517

Net change in unrealized appreciation/depreciation of investments	730,706	(3,329)	(4,596)	733

Net realized and unrealized capital gains (losses) on investments	407,252	1,134	1,771	1,551

Increase (decrease) in net assets from operations	$417,624	$1,000	$1,526	$1,186

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Years Ended December 31, 2004, Except as Noted

	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$681	$—	$—	$449
Expenses:
Administrative, mortality and expense risk charge	1,251	—	374	209

Net investment income (loss)	(570)	—	(374)	240

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	24,986	—	29,021	225
Cost of investments sold	24,875	—	20,688	158

Net realized capital gains (losses) on investments	111	—	8,333	67

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,316	(1)	4,158	3,453
End of period	16,139	(1)	1	5,265

Net change in unrealized appreciation/depreciation of investments	7,823	—	(4,157)	1,812

Net realized and unrealized capital gains (losses) on investments	7,934	—	4,176	1,879

Increase (decrease) in net assets from operations	$7,364	$—	$3,802	$2,119

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Years Ended December 31, 2004, Except as Noted

	Janus Aspen - Worldwide Growth Subaccount(1)	JPMorgan Bond Subaccount(1)	JPMorgan International Equity Subaccount(1)	JPMorgan Mid Cap Value Subaccount(1)
Net investment income (loss)
Income:
Dividends	$903	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,802	12	222	179

Net investment income (loss)	(899)	(12)	(222)	(179)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	44,997	3,081	1,038	979
Cost of investments sold	51,725	3,074	996	961

Net realized capital gains (losses) on investments	(6,728)	7	42	18

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(17,080)	—	—	—
End of period	(6,237)	8	7,092	4,322

Net change in unrealized appreciation/depreciation of investments	10,843	8	7,092	4,322

Net realized and unrealized capital gains (losses) on investments	4,115	15	7,134	4,340

Increase (decrease) in net assets from operations	$3,216	$3	$6,912	$4,161

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Years Ended December 31, 2004, Except as Noted

	JPMorgan Small Company Subaccount(1)	JPMorgan US Large Cap Core Equity Subaccount(1)	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$2,132
Expenses:
Administrative, mortality and expense risk charge	186	11	131	2,216

Net investment income (loss)	(186)	(11)	(131)	(84)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	992	818	131	49,208
Cost of investments sold	963	813	116	41,370

Net realized capital gains (losses) on investments	29	5	15	7,838

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	1,132	20,628
End of period	7,036	185	1,703	28,089

Net change in unrealized appreciation/depreciation of investments	7,036	185	571	7,461

Net realized and unrealized capital gains (losses) on investments	7,065	190	586	15,299

Increase (decrease) in net assets from operations	$6,879	$179	$455	$15,215

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Years Ended December 31, 2004, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount(1)	MTB Large- Cap Value Fund II Subaccount(1)	MTB Managed Allocation - Moderate Growth Subaccount(1)	Fidelity - VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$773
Expenses:
Administrative, mortality and expense risk charge	—	—	—	5,419

Net investment income (loss)	—	—	—	(4,646)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	802	806	803	68,627
Cost of investments sold	800	800	800	71,439

Net realized capital gains (losses) on investments	2	6	3	(2,812)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	18,713
End of period	—	—	—	74,184

Net change in unrealized appreciation/depreciation of investments	—	—	—	55,471

Net realized and unrealized capital gains (losses) on investments	2	6	3	52,659

Increase (decrease) in net assets from operations	$2	$6	$3	$48,013

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Years Ended December 31, 2004, Except as Noted

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$8,228	$31	$122	$—
Expenses:
Administrative, mortality and expense risk charge	8,452	610	561	11,548

Net investment income (loss)	(224)	(579)	(439)	(11,548)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,144	—	—	—
Proceeds from sales	237,036	3,568	613	242,333
Cost of investments sold	218,234	3,877	620	175,447

Net realized capital gains (losses) on investments	20,946	(309)	(7)	66,886

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	34,880	2,158	798	166,056
End of period	65,342	3,168	3,167	283,229

Net change in unrealized appreciation/depreciation of investments	30,462	1,010	2,369	117,173

Net realized and unrealized capital gains (losses) on investments	51,408	701	2,362	184,059

Increase (decrease) in net assets from operations	$51,184	$122	$1,923	$172,511

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Years Ended December 31, 2004, Except as Noted

Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$—
Expenses:
Administrative, mortality and expense risk charge	1,921

Net investment income (loss)	(1,921)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	289
Proceeds from sales	34,777
Cost of investments sold	21,065

Net realized capital gains (losses) on investments	14,001

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	32,811
End of period	37,353

Net change in unrealized appreciation/depreciation of investments	4,542

Net realized and unrealized capital gains (losses) on investments	18,543

Increase (decrease) in net assets from operations	$16,622

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Conservative Subaccount		Asset Allocation - Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,435)	$(1,571)	$(745)	$(91)
Net realized capital gains (losses) on investments	13,453	113	532	93
Net change in unrealized appreciation/depreciation of investments	16,168	25,413	6,495	2,473

Increase (decrease) in net assets from operations	26,186	23,955	6,282	2,475

Contract transactions
Net contract purchase payments	103,239	900	—	900
Transfer payments from (to) other subaccounts or general account	19,159	123,253	6,723	43,379
Contract terminations, withdrawals, and other deductions	(14,202)	(5,363)	—	(1,254)
Contract maintenance charges	(52)	(49)	(52)	(35)

Increase (decrease) in net assets from contract transactions	108,144	118,741	6,671	42,990

Net increase (decrease) in net assets	134,330	142,696	12,953	45,465

Net assets:
Beginning of the period	216,879	74,183	45,626	161

End of the period	$351,209	$216,879	$58,579	$45,626

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(5,470)	$(715)	$(3,038)	$(322)
Net realized capital gains (losses) on investments	47,041	223	5,142	135
Net change in unrealized appreciation/depreciation of investments	5,826	14,164	36,219	6,169

Increase (decrease) in net assets from operations	47,397	13,672	38,323	5,982

Contract transactions
Net contract purchase payments	—	900	—	900
Transfer payments from (to) other subaccounts or general account	754,952	80,557	566,935	6,025
Contract terminations, withdrawals, and other deductions	(560,797)	(1,175)	(12,388)	(1,177)
Contract maintenance charges	(175)	(105)	(70)	(35)

Increase (decrease) in net assets from contract transactions	193,980	80,177	554,477	5,713

Net increase (decrease) in net assets	241,377	93,849	592,800	11,695

Net assets:
Beginning of the period	94,023	174	32,057	20,362

End of the period	$335,400	$94,023	$624,857	$32,057

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	American Century International Subaccount		American Century Large Company Value Subaccount
	2004	2003	2004(1)	2003
Operations
Net investment income (loss)	$(432)	$(347)	$(79)	$(76)
Net realized capital gains (losses) on investments	1,733	304	262	3
Net change in unrealized appreciation/depreciation of investments	1,977	8,082	1,245	1,750

Increase (decrease) in net assets from operations	3,278	8,039	1,428	1,677

Contract transactions
Net contract purchase payments	—	900	—	900
Transfer payments from (to) other subaccounts or general account	1,146	29,662	5,413	5,882
Contract terminations, withdrawals, and other deductions	(7,990)	(5,383)	(4,843)	(2,773)
Contract maintenance charges	(27)	(21)	(14)	(4)

Increase (decrease) in net assets from contract transactions	(6,871)	25,158	556	4,005

Net increase (decrease) in net assets	(3,593)	33,197	1,984	5,682

Net assets:
Beginning of the period	34,477	1,280	10,828	5,146

End of the period	$30,884	$34,477	$12,812	$10,828

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,272)	$(1,789)	$(749)	$(376)
Net realized capital gains (losses) on investments	(4,889)	(5,145)	7,074	(30)
Net change in unrealized appreciation/ depreciation of investments	37,445	52,819	(5,040)	10,634

Increase (decrease) in net assets from operations	29,284	45,885	1,285	10,228

Contract transactions
Net contract purchase payments	—	900	—	900
Transfer payments from (to) other subaccounts or general account	136,922	50,819	6,715	63,281
Contract terminations, withdrawals, and other deductions	(11,802)	(4,544)	(72,884)	(2,829)
Contract maintenance charges	(102)	(101)	(20)	(41)

Increase (decrease) in net assets from contract transactions	125,018	47,074	(66,189)	61,311

Net increase (decrease) in net assets	154,302	92,959	(64,904)	71,539

Net assets:
Beginning of the period	213,679	120,720	85,225	13,686

End of the period	$367,981	$213,679	$20,321	$85,225

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Value Subaccount		Clarion Real Estate Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(20,036)	$(30,682)	$47	$313
Net realized capital gains (losses) on investments	(328,923)	(362,402)	3,425	380
Net change in unrealized appreciation/ depreciation of investments	1,041,166	1,851,659	13,856	8,503

Increase (decrease) in net assets from operations	692,207	1,458,575	17,328	9,196

Contract transactions
Net contract purchase payments	17,035	3,016	—	900
Transfer payments from (to) other subaccounts or general account	(616,968)	1,006	93,319	11,520
Contract terminations, withdrawals, and other deductions	(941,285)	(450,831)	(10,891)	(1,296)
Contract maintenance charges	(2,154)	(2,310)	(30)	(34)

Increase (decrease) in net assets from contract transactions	(1,543,372)	(449,119)	82,398	11,090

Net increase (decrease) in net assets	(851,165)	1,009,456	99,726	20,286

Net assets:
Beginning of the period	5,753,759	4,744,303	35,133	14,847

End of the period	$4,902,594	$5,753,759	$134,859	$35,133

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Great Companies - AmericaSM Subaccount		Great Companies - TechnologySM Subaccount
	2004	2003	2004(1)	2003
Operations
Net investment income (loss)	$(389)	$(658)	$(599)	$—
Net realized capital gains (losses) on investments	—	(5,196)	20	—
Net change in unrealized appreciation/ depreciation of investments	270	18,001	5,410	—

Increase (decrease) in net assets from operations	(119)	12,147	4,831	—

Contract transactions
Net contract purchase payments	—	900	—	—
Transfer payments from (to) other subaccounts or general account	22,719	(1,464)	57,886	—
Contract terminations, withdrawals, and other deductions	—	(67,408)	—	—
Contract maintenance charges	(48)	(14)	—	—

Increase (decrease) in net assets from contract transactions	22,671	(67,986)	57,886	—

Net increase (decrease) in net assets	22,552	(55,839)	62,717	—

Net assets:
Beginning of the period	21,906	77,745	—	—

End of the period	$44,458	$21,906	$62,717	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Janus Growth Subaccount		Jennison Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(137,684)	$(99,578)	$(7,210)	$(7,784)
Net realized capital gains (losses) on investments	517,337	156,337	(98,725)	(67,631)
Net change in unrealized appreciation/ depreciation of investments	847,302	1,867,593	138,130	207,509

Increase (decrease) in net assets from operations	1,226,955	1,924,352	32,195	132,094

Contract transactions
Net contract purchase payments	49,322	16,083	267	1,405
Transfer payments from (to) other subaccounts or general account	(709,543)	9,266,005	(75,854)	(7,426)
Contract terminations, withdrawals, and other deductions	(1,632,973)	(650,426)	(81,875)	(18,497)
Contract maintenance charges	(5,637)	(3,980)	(309)	(343)

Increase (decrease) in net assets from contract transactions	(2,298,831)	8,627,682	(157,771)	(24,861)

Net increase (decrease) in net assets	(1,071,876)	10,552,034	(125,576)	107,233

Net assets:
Beginning of the period	10,552,034	—	598,368	491,135

End of the period	$9,480,158	$10,552,034	$472,792	$598,368

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(12,804)	$(16,030)	$(1,088)	$(1,269)
Net realized capital gains (losses) on investments	(111,561)	(102,633)	(1,094)	(18,728)
Net change in unrealized appreciation/ depreciation of investments	282,193	545,203	12,718	38,652

Increase (decrease) in net assets from operations	157,828	426,540	10,536	18,655

Contract transactions
Net contract purchase payments	7,236	5,911	2,057	900
Transfer payments from (to) other subaccounts or general account	(78,147)	(50,676)	40,958	(32,204)
Contract terminations, withdrawals, and other deductions	(242,823)	(84,471)	(3,990)	(8,680)
Contract maintenance charges	(1,089)	(1,210)	—	(4)

Increase (decrease) in net assets from contract transactions	(314,823)	(130,446)	39,025	(39,988)

Net increase (decrease) in net assets	(156,995)	296,094	49,561	(21,333)

Net assets:
Beginning of the period	1,974,249	1,678,155	67,247	88,580

End of the period	$1,817,254	$1,974,249	$116,808	$67,247

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Mercury Large Cap Value Subaccount		MFS High Yield Subaccount
	2004(1)	2003	2004	2003
Operations
Net investment income (loss)	$(488)	$(935)	$13,765	$(1,133)
Net realized capital gains (losses) on investments	13,101	(1,617)	24,193	(1,067)
Net change in unrealized appreciation/ depreciation of investments	23,859	41,749	(15,820)	50,779

Increase (decrease) in net assets from operations	36,472	39,197	22,138	48,579

Contract transactions
Net contract purchase payments	—	900	4,398	2,025
Transfer payments from (to) other subaccounts or general account	89,967	7,999	(69,659)	143,048
Contract terminations, withdrawals, and other deductions	(77,297)	(18,355)	(48,705)	(118,316)
Contract maintenance charges	(88)	(87)	(156)	(143)

Increase (decrease) in net assets from contract transactions	12,582	(9,543)	(114,122)	26,614

Net increase (decrease) in net assets	49,054	29,654	(91,984)	75,193

Net assets:
Beginning of the period	179,434	149,780	395,969	320,776

End of the period	$228,488	$179,434	$303,985	$395,969

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$1,610	$(154)	$(2,702)	$(1,253)
Net realized capital gains (losses) on investments	20,792	12,580	1,881	(9,925)
Net change in unrealized appreciation/ depreciation of investments	(5,694)	2,405	17,160	48,931

Increase (decrease) in net assets from operations	16,708	14,831	16,339	37,753

Contract transactions
Net contract purchase payments	7,365	5,500	2,000	56,273
Transfer payments from (to) other subaccounts or general account	75,521	154,317	21,555	36,100
Contract terminations, withdrawals, and other deductions	(124,509)	(139,831)	—	(23,584)
Contract maintenance charges	(369)	(299)	(49)	(44)

Increase (decrease) in net assets from contract transactions	(41,992)	19,687	23,506	68,745

Net increase (decrease) in net assets	(25,284)	34,518	39,845	106,498

Net assets:
Beginning of the period	535,827	501,309	184,646	78,148

End of the period	$510,543	$535,827	$224,491	$184,646

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Templeton Great Companies Global Subaccount		Transamerica Balanced Subaccount
	2004(1)	2003	2004(1)	2003
Operations
Net investment income (loss)	$(1,749)	$(1,378)	$—	$—
Net realized capital gains (losses) on investments	(12,577)	(6,142)	—	—
Net change in unrealized appreciation/ depreciation of investments	24,796	26,358	—	—

Increase (decrease) in net assets from operations	10,470	18,838	—	—

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	42,178	(5)	—	—
Contract terminations, withdrawals, and other deductions	(7,651)	(2,415)	—	—
Contract maintenance charges	(20)	(21)	—	—

Increase (decrease) in net assets from contract transactions	34,507	(2,441)	—	—

Net increase (decrease) in net assets	44,977	16,397	—	—

Net assets:
Beginning of the period	105,619	89,222	—	—

End of the period	$150,596	$105,619	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2004	2003	2004(1)	2003
Operations
Net investment income (loss)	$199	$(395)	$(7,139)	$(3,276)
Net realized capital gains (losses) on investments	1,988	3,772	(14,580)	(4,773)
Net change in unrealized appreciation/ depreciation of investments	1,499	1,195	79,415	65,889

Increase (decrease) in net assets from operations	3,686	4,572	57,696	57,840

Contract transactions
Net contract purchase payments	—	900	—	2,900
Transfer payments from (to) other subaccounts or general account	19,781	2,040	223,005	8,456
Contract terminations, withdrawals, and other deductions	(5,713)	(2,662)	(67,204)	(3,157)
Contract maintenance charges	(14)	(10)	(42)	(38)

Increase (decrease) in net assets from contract transactions	14,054	268	155,759	8,161

Net increase (decrease) in net assets	17,740	4,840	213,455	66,001

Net assets:
Beginning of the period	17,620	12,780	258,323	192,322

End of the period	$35,360	$17,620	$471,778	$258,323

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2004	2003(1)	2004	2003
Operations
Net investment income (loss)	$(2,959)	$(2,031)	$(9,794)	$(11,248)
Net realized capital gains (losses) on investments	27,480	(135)	(4)	5
Net change in unrealized appreciation/ depreciation of investments	218	40,725	—	—

Increase (decrease) in net assets from operations	24,739	38,559	(9,798)	(11,243)

Contract transactions
Net contract purchase payments	—	900	—	500
Transfer payments from (to) other subaccounts or general account	(16,320)	(2,682)	1,145,347	2,373,881
Contract terminations, withdrawals, and other deductions	231	(3,344)	(1,718,382)	(242,760)
Contract maintenance charges	(32)	(29)	(564)	(396)

Increase (decrease) in net assets from contract transactions	(16,121)	(5,155)	(573,599)	2,131,225

Net increase (decrease) in net assets	8,618	33,404	(583,397)	2,119,982

Net assets:
Beginning of the period	165,801	132,397	2,119,982	—

End of the period	$174,419	$165,801	$1,536,585	$2,119,982

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Transamerica U.S. Government Securities Subaccount
	2004(1)	2003	2004	2003
Operations
Net investment income (loss)	$(92,395)	$(81,022)	$53,031	$21,883
Net realized capital gains (losses) on investments	(50,872)	(253,668)	71,252	48,588
Net change in unrealized appreciation/ depreciation of investments	1,009,870	4,119,008	(77,752)	(12,556)

Increase (decrease) in net assets from operations	866,603	3,784,318	46,531	57,915

Contract transactions
Net contract purchase payments	9,176	8,178	1,371	900
Transfer payments from (to) other subaccounts or general account	(250,383)	(281,762)	(350,765)	(212,966)
Contract terminations, withdrawals, and other deductions	(1,456,660)	(944,563)	(796,411)	(512,336)
Contract maintenance charges	(3,029)	(3,216)	(738)	(1,313)

Increase (decrease) in net assets from contract transactions	(1,700,896)	(1,221,363)	(1,146,543)	(725,715)

Net increase (decrease) in net assets	(834,293)	2,562,955	(1,100,012)	(667,800)

Net assets:
Beginning of the period	7,182,454	4,619,499	3,539,560	4,207,360

End of the period	$6,348,161	$7,182,454	$2,439,548	$3,539,560

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(10,685)	$(49,047)	$(72,090)	$(78,657)
Net realized capital gains (losses) on investments	81,110	(207,833)	(296,636)	(311,599)
Net change in unrealized appreciation/ depreciation of investments	795,712	1,744,706	783,461	1,869,993

Increase (decrease) in net assets from operations	866,137	1,487,826	414,735	1,479,737

Contract transactions
Net contract purchase payments	34,768	10,758	9,595	6,095
Transfer payments from (to) other subaccounts or general account	(283,891)	(231,342)	(531,295)	51,995
Contract terminations, withdrawals, and other deductions	(1,266,332)	(508,651)	(852,625)	(615,951)
Contract maintenance charges	(2,870)	(3,203)	(2,343)	(2,698)

Increase (decrease) in net assets from contract transactions	(1,518,325)	(732,438)	(1,376,668)	(560,559)

Net increase (decrease) in net assets	(652,188)	755,388	(961,933)	919,178

Net assets:
Beginning of the period	7,668,144	6,912,756	6,246,778	5,327,600

End of the period	$7,015,956	$7,668,144	$5,284,845	$6,246,778

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,184)	$(1,963)	$31,219	$(14,236)
Net realized capital gains (losses) on investments	2,358	(2,125)	(52,050)	(412,556)
Net change in unrealized appreciation/ depreciation of investments	15,933	48,430	459,599	1,407,676

Increase (decrease) in net assets from operations	15,107	44,342	438,768	980,884

Contract transactions
Net contract purchase payments	1,018	900	5,720	4,947
Transfer payments from (to) other subaccounts or general account	4,004	62,740	(85,912)	(49,253)
Contract terminations, withdrawals, and other deductions	(7,076)	(4,573)	(927,317)	(540,603)
Contract maintenance charges	(29)	(29)	(1,694)	(1,929)

Increase (decrease) in net assets from contract transactions	(2,083)	59,038	(1,009,203)	(586,838)

Net increase (decrease) in net assets	13,024	103,380	(570,435)	394,046

Net assets:
Beginning of the period	212,617	109,237	3,904,032	3,509,986

End of the period	$225,641	$212,617	$3,333,597	$3,904,032

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Emerging Growth Subaccount
	2004(1)	2003	2004	2003
Operations
Net investment income (loss)	$10,372	$24,137	$(134)	$(176)
Net realized capital gains (losses) on investments	(323,454)	(683,475)	4,463	(606)
Net change in unrealized appreciation/ depreciation of investments	730,706	1,432,742	(3,329)	4,657

Increase (decrease) in net assets from operations	417,624	773,404	1,000	3,875

Contract transactions
Net contract purchase payments	4,483	7,543	—	900
Transfer payments from (to) other subaccounts or general account	(82,007)	(158,674)	10,337	38,903
Contract terminations, withdrawals, and other deductions	(803,759)	(665,250)	(43,219)	(2,223)
Contract maintenance charges	(1,941)	(2,124)	—	(1)

Increase (decrease) in net assets from contract transactions	(883,224)	(818,505)	(32,882)	37,579

Net increase (decrease) in net assets	(465,600)	(45,101)	(31,882)	41,454

Net assets:
Beginning of the period	4,366,147	4,411,248	42,516	1,062

End of the period	$3,900,547	$4,366,147	$10,634	$42,516

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(245)	$(215)	$(365)	$(250)
Net realized capital gains (losses) on investments	6,367	397	818	161
Net change in unrealized appreciation/ depreciation of investments	(4,596)	6,185	733	4,840

Increase (decrease) in net assets from operations	1,526	6,367	1,186	4,751

Contract transactions
Net contract purchase payments	—	600	—	600
Transfer payments from (to) other subaccounts or general account	(14,116)	22,482	5,006	19,338
Contract terminations, withdrawals, and other deductions	(371)	(2,263)	(3,629)	(862)
Contract maintenance charges	(32)	—	(29)	(3)

Increase (decrease) in net assets from contract transactions	(14,519)	20,819	1,348	19,073

Net increase (decrease) in net assets	(12,993)	27,186	2,534	23,824

Net assets:
Beginning of the period	27,338	152	25,639	1,815

End of the period	$14,345	$27,338	$28,173	$25,639

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBerstein Premier Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(570)	$(770)	$—	$(23)
Net realized capital gains (losses) on investments	111	(16,937)	—	(630)
Net change in unrealized appreciation/ depreciation of investments	7,823	47,692	—	883

Increase (decrease) in net assets from operations	7,364	29,985	—	230

Contract transactions
Net contract purchase payments	—	600	—	600
Transfer payments from (to) other subaccounts or general account	4,119	5,794	—	1
Contract terminations, withdrawals, and other deductions	(23,752)	(80,675)	—	(1,994)
Contract maintenance charges	(65)	(50)	—	(1)

Increase (decrease) in net assets from contract transactions	(19,698)	(74,331)	—	(1,394)

Net increase (decrease) in net assets	(12,334)	(44,346)	—	(1,164)

Net assets:
Beginning of the period	92,124	136,470	—	1,164

End of the period	$79,790	$92,124	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(374)	$(406)	$240	$(118)
Net realized capital gains (losses) on investments	8,333	(5,799)	67	432
Net change in unrealized appreciation/ depreciation of investments	(4,157)	13,980	1,812	3,453

Increase (decrease) in net assets from operations	3,802	7,775	2,119	3,767

Contract transactions
Net contract purchase payments	—	600	—	—
Transfer payments from (to) other subaccounts or general account	(202)	(4)	(4)	11,259
Contract terminations, withdrawals, and other deductions	(28,450)	(10,498)	—	(1,805)
Contract maintenance charges	—	—	(16)	(14)

Increase (decrease) in net assets from contract transactions	(28,652)	(9,902)	(20)	9,440

Net increase (decrease) in net assets	(24,850)	(2,127)	2,099	13,207

Net assets:
Beginning of the period	24,850	26,977	13,207	—

End of the period	$—	$24,850	$15,306	$13,207

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Janus Aspen -Worldwide Growth Subaccount		JPMorgan Bond Subaccount	JPMorgan International Equity Subaccount
	2004	2003(1)	2004(1)	2004(1)
Operations
Net investment income (loss)	$(899)	$(776)	$(12)	$(222)
Net realized capital gains (losses) on investments	(6,728)	(1,464)	7	42
Net change in unrealized appreciation/ depreciation of investments	10,843	25,675	8	7,092

Increase (decrease) in net assets from operations	3,216	23,435	3	6,912

Contract transactions
Net contract purchase payments	—	600	800	2,171
Transfer payments from (to) other subaccounts or general account	2,052	697	1,420	102,137
Contract terminations, withdrawals, and other deductions	(43,182)	(3,564)	(860)	(818)
Contract maintenance charges	(12)	(24)	(3)	(3)

Increase (decrease) in net assets from contract transactions	(41,142)	(2,291)	1,357	103,487

Net increase (decrease) in net assets	(37,926)	21,144	1,360	110,399

Net assets:
Beginning of the period	129,083	107,939	—	—

End of the period	$91,157	$129,083	$1,360	$110,399

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	JPMorgan Mid Cap Value Subaccount	JPMorgan Small Company Subaccount	JPMorgan US Large Cap Core Equity Subaccount
	2004(1)	2004(1)	2004(1)
Operations
Net investment income (loss)	$(179)	$(186)	$(11)
Net realized capital gains (losses) on investments	18	29	5
Net change in unrealized appreciation/ depreciation of investments	4,322	7,036	185

Increase (decrease) in net assets from operations	4,161	6,879	179

Contract transactions
Net contract purchase payments	2,171	2,171	800
Transfer payments from (to) other subaccounts or general account	61,852	96,643	2,206
Contract terminations, withdrawals, and other deductions	(800)	(805)	(804)
Contract maintenance charges	—	—	(3)

Increase (decrease) in net assets from contract transactions	63,223	98,009	2,199

Net increase (decrease) in net assets	67,384	104,888	2,378

Net assets:
Beginning of the period	—	—	—

End of the period	$67,384	$104,888	$2,378

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(131)	$(62)	$(84)	$363
Net realized capital gains (losses) on investments	15	(90)	7,838	215
Net change in unrealized appreciation/ depreciation of investments	571	1,208	7,461	19,582

Increase (decrease) in net assets from operations	455	1,056	15,215	20,160

Contract transactions
Net contract purchase payments	—	600	—	600
Transfer payments from (to) other subaccounts or general account	(1)	6,946	(11,745)	74,287
Contract terminations, withdrawals, and other deductions	—	(869)	(4,873)	(6,246)
Contract maintenance charges	—	—	(28)	(18)

Increase (decrease) in net assets from contract transactions	(1)	6,677	(16,646)	68,623

Net increase (decrease) in net assets	454	7,733	(1,431)	88,783

Net assets:
Beginning of the period	9,590	1,857	164,763	75,980

End of the period	$10,044	$9,590	$163,332	$164,763

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MTB Large- Cap Growth Fund II Subaccount	MTB Large- Cap Value Fund II Subaccount	Allocation - Moderate Growth Subaccount
	2004(1)	2004(1)	2004(1)
Operations
Net investment income (loss)	$—	$—	$—
Net realized capital gains (losses) on investments	2	6	3
Net change in unrealized appreciation/ depreciation of investments	—	—	—

Increase (decrease) in net assets from operations	2	6	3

Contract transactions
Net contract purchase payments	800	800	800
Transfer payments from (to) other subaccounts or general account	—	(1)	—
Contract terminations, withdrawals, and other deductions	(802)	(805)	(803)
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	(2)	(6)	(3)

Net increase (decrease) in net assets	—	—	—

Net assets:
Beginning of the period	—	—	—

End of the period	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(4,646)	$(3,517)	$(224)	$1,175
Net realized capital gains (losses) on investments	(2,812)	(3,304)	20,946	(12,782)
Net change in unrealized appreciation/ depreciation of investments	55,471	79,500	30,462	147,974

Increase (decrease) in net assets from operations	48,013	72,679	51,184	136,367

Contract transactions
Net contract purchase payments	—	600	—	4,100
Transfer payments from (to) other subaccounts or general account	40,816	10,763	12,640	34,318
Contract terminations, withdrawals, and other deductions	(51,783)	(7,943)	(210,566)	(135,316)
Contract maintenance charges	(64)	(56)	(125)	(129)

Increase (decrease) in net assets from contract transactions	(11,031)	3,364	(198,051)	(97,027)

Net increase (decrease) in net assets	36,982	76,043	(146,867)	39,340

Net assets:
Beginning of the period	352,228	276,185	573,168	533,828

End of the period	$389,210	$352,228	$426,301	$573,168

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity -VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(579)	$(201)	$(439)	$(351)
Net realized capital gains (losses) on investments	(309)	(497)	(7)	(1,649)
Net change in unrealized appreciation/ depreciation of investments	1,010	4,698	2,369	10,044

Increase (decrease) in net assets from operations	122	4,000	1,923	8,044

Contract transactions
Net contract purchase payments	—	4,100	—	5,000
Transfer payments from (to) other subaccounts or general account	24,950	5,901	(1)	(2)
Contract terminations, withdrawals, and other deductions	(2,930)	(2,150)	—	(4,152)
Contract maintenance charges	(28)	(9)	(52)	(53)

Increase (decrease) in net assets from contract transactions	21,992	7,842	(53)	793

Net increase (decrease) in net assets	22,114	11,842	1,870	8,837

Net assets:
Beginning of the period	23,631	11,789	36,602	27,765

End of the period	$45,745	$23,631	$38,472	$36,602

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity -VIP Value Strategies Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(11,548)	$(7,941)	$(1,921)	$(1,106)
Net realized capital gains (losses) on investments	66,886	4,329	14,001	1,730
Net change in unrealized appreciation/ depreciation of investments	117,173	222,735	4,542	35,152

Increase (decrease) in net assets from operations	172,511	219,123	16,622	35,776

Contract transactions
Net contract purchase payments	4,440	2,181	—	600
Transfer payments from (to) other subaccounts or general account	11,208	71,311	18,630	11,757
Contract terminations, withdrawals, and other deductions	(164,214)	(46,552)	7,348	(969)
Contract maintenance charges	(263)	(262)	(62)	(30)

Increase (decrease) in net assets from contract transactions	(148,829)	26,678	25,916	11,358

Net increase (decrease) in net assets	23,682	245,801	42,538	47,134

Net assets:
Beginning of the period	814,062	568,261	106,321	59,187

End of the period	$837,744	$814,062	$148,859	$106,321

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Financial Life Insurance Company, Inc. Separate Account VA BNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company, Inc. (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts is available to contract owners of Transamerica Landmark Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AEGON/Transamerica Series Fund, Inc.-Service Class:
Asset Allocation-Conservative Portfolio-Service Class
Asset Allocation-Growth Portfolio-Service Class
Asset Allocation-Moderate Portfolio-Service Class
Asset Allocation-Moderate Growth Portfolio-Service Class
American Century International-Service Class
American Century Income & Growth-Service Class
Capital Guardian Global-Service Class
Capital Guardian U.S. Equity-Service Class
Capital Guardian Value-Service Class
Clarion Real Estate Securities-Service Class
Great Companies - AmericaSM
Great Companies - TechnologySM
Janus Growth(A/T)-Service Class
Jennison Growth-Service Class
J.P. Morgan Enhanced Index-Service Class
Marsico Growth-Service Class
PBHG/NWQ Value Select-Service Class
MFS High Yield-Service Class
PIMCO Total Return-Service Class
Salomon All Cap-Service Class
Templeton Great Companies Global - Service Class
Janus Balanced (A/T)-Service Class
Transamerica Convertible Securities-Service Class
Transamerica Equity-Service Class
PBHG Mid Cap Growth-Service Class
Transamerica Money Market-Service Class
Transamerica U.S. Government Securities-Service Class
T. Rowe Price Equity Income-Service Class
T. Rowe Price Growth Stock-Service Class
T. Rowe Price Small Cap-Service Class
Van Kampen Active International Allocation-Service Class
Van Kampen Asset Allocation-Service Class
Van Kampen Emerging Growth-Service Class
AIM Variable Insurance Funds-Series II:
AIM V.I. Basic Value Fund-Series II
AIM V.I. Capital Appreciation Fund-Series II
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B
AllianceBerstein Premier Growth Portfolio-Class B
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares
Janus Aspen-Worldwide Growth Portfolio-Service Shares
JPMorgan Series Trust II:
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan US Large Cap Core Equity Portfolio
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class
MFS Total Return Series-Service Class

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Subaccount Investment by Fund:
MTB Group of Funds - Class VA:
MTB Large-Cap Growth Fund II
MTB Large-Cap Value Fund II
MTB Managed Allocation-Moderate Growth
Variable Insurance Products Fund-Service Class 2:
Fidelity - VIP Contrafund® Portfolio
Fidelity-VIP Equity-Income Portfolio-Service Class 2
Fidelity-VIP Growth Portfolio-Service Class 2
Fidelity-VIP Mid Cap Portfolio-Service Class 2
Fidelity-VIP Value Strategies Portfolio-Service Class 2

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
Great Companies-AmericaSM	May 1, 2001
Great Companies-TechnologySM	May 1, 2001
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
Fidelity VIP-Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
BlackRock Global Science & Technology Opportunities	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Transamerica Balanced	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity-VIP Value Strategies	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2003
JPMorgan Bond	May 1, 2004
JPMorgan International Equity	May 1, 2004
JPMorgan Mid Cap Value	May 1, 2004
JPMorgan Small Company	May 1, 2004
JPMorgan US Large Cap Core Equity	May 1, 2004
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation - Moderate Growth Fund II	May 1, 2004

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
Transamerica Balanced	Janus Balanced
American Century Large Company Value	American Century Growth & Income
Mercury Large Cap Value	PBHG/NWQ Value Select
Van Kampen Large Cap Core	Van Kampen Asset Allocation
Templeton Great Companies Global	Janus Global
Dreyfus Small Cap Value	Transamerica Mid/Small Cap Value

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
T. Rowe Price Dividend Growth	May 1, 2001
Janus Aspen - Mid Cap Value	May 1, 2001
Fidelity-VIP Growth Opportunities	May 1, 2001
Transamerica Mid/Small Cap Value	July 1, 2002

The following portfolios are merged as of May 1, 2004:

Portfolio	Formerly
Transamerica Equity	Alger Aggressive Growth
Transamerica Equity	BlackRock Mid Cap Growth
Transamerica Growth Opportunities	PBHG Mid Cap Growth
Janus Global	Templeton Great Companies Global
Great Companies - TechnologySM	BlackRock Science & Technology Opps.

Marsico Growth subaccount was reopened May 1, 2003. Policyholders may only invest in the Service Class shares on or after May 1, 2003. If purchased before May 1, 2003, policyholders may only invest in the Initial Class shares.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003.

Transamerica Life Insurance Company of New York merged into AUSA Life Insurance Company, Inc. effective April 01, 2003. The name of the merged company was changed to Transamerica Financial Life Insurance Company.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Investments

Net purchase payments received by the Mutual Fund Account for The Landmark Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2004.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds Investments are reinvested to purchase additional mutual fund shares.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Service Class:
Asset Allocation-Conservative Portfolio-Service Class	$104,664	$986
Asset Allocation-Growth Portfolio-Service Class	—	—
Asset Allocation-Moderate Portfolio-Service Class	—	—
Asset Allocation-Moderate Growth Portfolio-Service Class	—	—
American Century International-Service Class	—	—
American Century Income & Growth-Service Class	—	—
Capital Guardian Global-Service Class	—	—
Capital Guardian U.S. Equity-Service Class	—	—
Capital Guardian Value-Service Class	—	—
Clarion Real Estate Securities-Service Class	—	—
Great Companies - AmericaSM - Service Class	—	—
Great Companies - TechnologySM - Service Class	—	—
Janus Growth(A/T)-Service Class	—	—
Jennison Growth-Service Class	—	—
J.P. Morgan Enhanced Index-Service Class	—	—
Marsico Growth-Service Class	—	—
PBHG/NWQ Value Select-Service Class	—	—
MFS High Yield-Service Class	—	—
PIMCO Total Return-Service Class	—	—
Salomon All Cap-Service Class	—	—
Templeton Great Companies Global - Service Class	—	—
Janus Balanced (A/T)-Service Class	—	—
Transamerica Convertible Securities-Service Class	—	—
Transamerica Equity-Service Class	—	—
PBHG Mid Cap Growth-Service Class	—	—
Transamerica Money Market-Service Class	—	—
Transamerica U.S. Government Securities-Service Class	—	—
T. Rowe Price Equity Income-Service Class	—	—
T. Rowe Price Growth Stock-Service Class	—	—
T. Rowe Price Small Cap-Service Class	—	—
Van Kampen Active International Allocation-Service Class	—	—
Van Kampen Asset Allocation-Service Class	—	—
Van Kampen Emerging Growth-Service Class	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Initial Class:
Asset Allocation-Conservative Portfolio-Initial Class	$59,518	$54,482
Asset Allocation-Growth Portfolio-Initial Class	7,238	854
Asset Allocation-Moderate Portfolio-Initial Class	761,257	567,224
Asset Allocation-Moderate Growth Portfolio-Initial Class	567,926	14,683
American Century International-Initial Class	1,112	8,413
American Century Income & Growth-Initial Class	5,470	4,991
Capital Guardian Global-Initial Class	147,926	26,194
Capital Guardian U.S. Equity-Initial Class	6,936	73,872
Capital Guardian Value-Initial Class	122,301	1,686,152
Clarion Real Estate Securities-Initial Class	95,518	12,480
Great Companies-AmericaSM-Initial Class	22,961	680
Great Companies-TechnologySM-Initial Class	57,893	599
Janus Growth(A/T)-Initial Class	42,534	2,480,066
Jennison Growth-Initial Class	1,173	166,168
J.P. Morgan Enhanced Index-Initial Class	27,645	355,328
Marsico Growth-Initial Class	43,021	5,090
PBHG/NWQ Value Select-Initial Class	96,420	80,220
MFS High Yield-Initial Class	58,419	157,520
PIMCO Total Return-Initial Class	157,544	188,695
Salomon All Cap-Initial Class	40,986	20,193
Templeton Great Companies Global-Initial Class	42,183	9,420
Janus Balanced (A/T)-Initial Class	1	—
Transamerica Convertible Securities-Initial Class	21,630	6,150
Transamerica Equity-Initial Class	451,992	303,389
PBHG Mid Cap Growth-Service Class	97,580	116,678
Transamerica Money Market-Initial Class	1,699,418	2,282,790
Dreyfus Small Cap Value-Initial Class	28,702	1,824,112
Transamerica U.S. Government Securities-Initial Class	157,936	1,238,616
T. Rowe Price Equity Income-Initial Class	287,523	1,768,025
T. Rowe Price Growth Stock-Initial Class	39,573	1,488,743
T. Rowe Price Small Cap-Initial Class	55,061	60,353
Van Kampen Active International Allocation-Initial Class	94,287	1,072,463
Van Kampen Asset Allocation-Initial Class	105,926	978,864
Van Kampen Emerging Growth-Initial Class	10,337	43,353

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

	Purchases	Sales
AIM Variable Insurance Funds-Series II:
AIM V.I. Basic Value Fund-Series II	$8,539	$23,293
AIM V.I. Capital Appreciation Fund-Series II	5,007	4,023
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B	4,710	24,986
AllianceBerstein Premier Growth Portfolio-Class B	—	—
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	(1)	29,021
Janus Aspen - Mid Cap Value Portfolio-Service Shares	449	225
Janus Aspen-Worldwide Growth Portfolio-Service Shares	3,647	44,997
JPMorgan Series Trust II:
JPMorgan Bond Portfolio	4,427	3,081
JPMorgan International Equity Portfolio	104,307	1,038
JPMorgan Mid Cap Value Portfolio	64,025	979
JPMorgan Small Company Portfolio	98,818	992
JPMorgan US Large Cap Core Equity Portfolio	3,005	818
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	—	131
MFS Total Return Series-Service Class	32,469	49,208
MTB Group of Funds - Class VA:
MTB Large-Cap Growth Fund II	800	802
MTB Large-Cap Value Fund II	800	806
MTB Managed Allocation-Moderate Growth	800	803
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	52,908	68,627
Fidelity-VIP Equity-Income Portfolio-Service Class 2	40,881	237,036
Fidelity-VIP Growth Portfolio-Service Class 2	24,982	3,568
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	122	613
Fidelity-VIP Mid Cap Portfolio-Service Class 2	81,813	242,333
Fidelity-VIP Value Strategies Portfolio-Service Class 2	59,074	34,777

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount
Units outstanding at January 1, 2003	82,702	200	200	24,243	1,999
Units purchased	896	968	897	897	902
Units redeemed and transferred	115,861	42,829	86,817	5,302	40,649

Units outstanding at December 31, 2003	199,459	43,997	87,914	30,441	43,550
Units purchased	98,943	—	—	—	—
Units redeemed and transferred	5,608	6,229	197,729	500,638	(8,951)

Units outstanding at December 31, 2004	304,010	50,226	285,643	531,079	34,599

	American Century Large Company Value Subaccount(1)	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount
Units outstanding at January 1, 2003	6,906	134,910	21,577	2,620,934	15,968
Units purchased	896	889	897	26,090	889
Units redeemed and transferred	3,634	40,490	77,174	(251,681)	11,372

Units outstanding at December 31, 2003	11,436	176,288	99,648	2,395,343	28,229
Units purchased	—	—	—	6,733	—
Units redeemed and transferred	590	100,799	(77,638)	(628,702)	54,459

Units outstanding at December 31, 2004	12,026	277,087	22,010	1,773,374	82,688

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount(1)	Janus Growth Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Units outstanding at January 1, 2003	101,117	1,999	—	829,340	1,614,606
Units purchased	902	892	3,949	4,439	7,940
Units redeemed and transferred	(78,847)	(2,891)	480,524	(37,956)	(127,684)

Units outstanding at December 31, 2003	23,172	—	484,473	795,823	1,494,863
Units purchased	—	—	2,756	357	8,374
Units redeemed and transferred	23,837	84,082	(105,110)	(211,419)	(244,800)

Units outstanding at December 31, 2004	47,009	84,082	382,119	584,761	1,258,437

	Marsico Growth Subaccount	Mercury Large Cap Value Subaccount(1)	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Units outstanding at January 1, 2003	156,871	169,176	333,146	476,541	101,453
Units purchased	889	898	1,972	8,049	68,814
Units redeemed and transferred	(62,134)	(11,709)	19,452	7,920	9,968

Units outstanding at December 31, 2003	95,626	158,365	354,570	492,510	180,235
Units purchased	2,779	—	3,787	6,665	1,869
Units redeemed and transferred	51,725	14,993	(106,897)	(43,694)	21,597

Units outstanding at December 31, 2004	150,130	173,358	251,460	455,481	203,701

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

	Templeton Great Companies Global Subaccount(1)	Transamerica Balanced Subaccount(1)	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount(1)	Transamerica Growth Opportunities Subaccount(1)
Units outstanding at January 1, 2003	207,105	200	13,843	372,638	141,465
Units purchased	—	901	891	4,633	899
Units redeemed and transferred	(5,218)	(1,101)	919	9,820	(5,463)

Units outstanding at December 31, 2003	201,887	—	15,653	387,091	136,901
Units purchased	—	—	—	—	5,026
Units redeemed and transferred	66,053	—	12,500	232,538	(16,549)

Units outstanding at December 31, 2004	267,940	—	28,153	619,629	125,378

	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount(1)	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2003	—	2,444,304	2,857,061	3,422,590	2,578,763
Units purchased	512	20,580	5,652	37,351	26,722
Units redeemed and transferred	1,564,694	(444,929)	(493,544)	(393,169)	(259,441)

Units outstanding at December 31, 2003	1,565,206	2,019,955	2,369,170	3,066,772	2,346,044
Units purchased	—	2,849	900	16,545	3,539
Units redeemed and transferred	(424,488)	(465,930)	(766,021)	(604,761)	(517,064)

Units outstanding at December 31, 2004	1,140,718	1,556,874	1,604,049	2,478,556	1,832,519

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount(1)	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Units outstanding at January 1, 2003	200,710	3,500,614	1,992,660	1,999	200
Units purchased	891	23,747	27,260	907	431
Units redeemed and transferred	80,490	(550,809)	(367,949)	60,310	26,795

Units outstanding at December 31, 2003	282,091	2,973,551	1,651,971	63,216	27,426
Units purchased	1,341	4,680	1,662	—	—
Units redeemed and transferred	(8,211)	(759,320)	(325,888)	(48,252)	(14,257)

Units outstanding at December 31, 2004	275,221	2,218,911	1,327,745	14,964	13,169

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount
Units outstanding at January 1, 2003	2,288	192,326	1,999	86,893	—
Units purchased	424	423	424	7,326	—
Units redeemed and transferred	22,706	(93,119)	(2,423)	(33,969)	13,961

Units outstanding at December 31, 2003	25,418	99,631	—	60,249	13,961
Units purchased	—	—	—	—	—
Units redeemed and transferred	1,254	(20,936)	—	(60,249)	(17)

Units outstanding at December 31, 2004	26,672	78,695	—	—	13,944

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

	Janus Aspen - Worldwide Growth Subaccount	JPMorgan Bond Subaccount(1)	JPMorgan International Equity Subaccount(1)	JPMorgan Mid Cap Value Subaccount(1)	JPMorgan Small Company Subaccount(1)
Units outstanding at January 1, 2003	219,301	—	—	—	—
Units purchased	428	—	—	—	—
Units redeemed and transferred	(5,547)	—	—	—	—

Units outstanding at December 31, 2003	214,182	—	—	—	—
Units purchased	—	872	2,066	2,073	2,009
Units redeemed and transferred	(67,245)	440	93,323	57,185	84,431

Units outstanding at December 31, 2004	146,937	1,312	95,389	59,258	86,440

	JPMorgan US Large Cap Core Equity Subaccount(1)	MFS New Discovery Subaccount	MFS Total Return Subaccount	MTB Large- Cap Growth Fund II Subaccount(1)	MTB Large- Cap Value Fund II Subaccount(1)
Units outstanding at January 1, 2003	—	2,487	82,763	—	—
Units purchased	—	435	523	—	—
Units redeemed and transferred	—	6,829	73,699	—	—

Units outstanding at December 31, 2003	—	9,751	156,985	—	—
Units purchased	808	—	—	808	808
Units redeemed and transferred	1,401	—	(14,710)	(808)	(808)

Units outstanding at December 31, 2004	2,209	9,751	142,275	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

	MTB Managed Allocation - Moderate Growth Subaccount(1)	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Units outstanding at January 1, 2003	—	389,954	646,739	19,784	50,750
Units purchased	—	418	7,600	5,251	8,744
Units redeemed and transferred	—	3,294	(112,435)	5,351	(6,988)

Units outstanding at December 31, 2003	—	393,666	541,904	30,386	52,506
Units purchased	808	—	—	—	—
Units redeemed and transferred	(808)	(10,358)	(174,377)	27,413	(73)

Units outstanding at December 31, 2004	—	383,308	367,527	57,799	52,433

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Units outstanding at January 1, 2003	605,130	79,059
Units purchased	1,971	429
Units redeemed and transferred	29,091	12,029

Units outstanding at December 31, 2003	636,192	91,517
Units purchased	8,339	6,414
Units redeemed and transferred	(111,728)	16,202

Units outstanding at December 31, 2004	532,803	114,133

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2003 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Conservative	12/31/2004 12/31/2003 12/31/2002(1)	304,010 199,459 82,702	$1.18 to $1.11 1.09 to 1.03 0.90 to 0.90	$351,209 216,879 74,183	0.25 0.10 0.00%	1.30% to 1.90% 1.30 to 1.90 1.40 to 1.55	8.04% to (9.08)% 15.87 to 17.60 (10.30) to (10.39)

Asset Allocation – Growth	12/31/2004 12/31/2003 12/31/2002(1)	50,226 43,997 200	1.17 to 1.17 1.04 to 1.05 0.81 to 0.80	58,579 45,626 161	0.09 0.01 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	12.44 to (9.96) 24.89 to 23.17 (19.46) to (19.54)

Asset Allocation - Moderate	12/31/2004 12/31/2003 12/31/2002(1)	285,643 87,914 200	1.18 to 1.13 1.07 to 1.03 0.87 to 0.87	335,400 94,023 174	0.35 0.15 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	9.70 to (8.92) 18.07 to 18.85 (13.15) to (13.24)

Asset Allocation - Moderate Growth	12/31/2004 12/31/2003 12/31/2002(1)	531,079 30,441 24,243	1.18 to 1.16 1.06 to 1.04 0.84 to 0.84	624,857 32,057 20,362	0.21 0.14 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	11.70 to (8.57) 20.78 to 20.63 (16.01) to (16.09)

American Century International	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	34,599 43,550 1,999 2,000	1.11 to 1.19 0.98 to 1.07 0.64 to 0.64 0.83 to 0.83	30,884 34,477 1,280 1,665	0.00 0.00 0.27 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	12.76 to (7.43) 23.68 to 20.24 (23.09) to (23.21) (16.68) to (16.76)

American Century Large Company Value	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001(1)	12,026 11,436 6,906 6,911	1.18 to 1.18 1.05 to 1.06 0.75 to 0.74 0.94 to 0.94	12,812 10,828 5,146 6,485	0.62 0.28 0.03 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	12.15 to (7.89) 23.33 to 20.18 (20.50) to (20.62) (6.08) to (6.17)

Capital Guardian Global	12/31/2004 12/31/2003 12/31/2002 12/31/2001	277,087 176,288 134,910 197,077	1.20 to 1.16 1.10 to 1.07 0.90 to 0.89 1.13 to 1.13	367,981 213,679 120,720 222,399	0.38 0.19 0.18 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	9.18 to 8.48 31.21 to 29.34 (20.63) to (20.75) (11.61) to (11.74)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian U.S. Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	22,010 99,648 21,577 24,382	$1.16 to $1.13 1.07 to 1.05 0.64 to 0.63 0.84 to 0.85	$20,321 85,225 13,686 20,594	0.34 0.09 0.45 0.00%	1.30% to 1.90% 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	8.08% to 7.39% 25.11 to 26.84 (24.85) to (24.96) (4.73) to (4.87)

Capital Guardian Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,773,374 2,395,343 2,620,934 2,973,901	1.19 to 1.22 1.04 to 1.07 1.81 to 1.80 2.30 to 2.32	4,902,594 5,753,759 4,744,303 6,884,792	1.02 0.80 3.94 0.76	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	14.89 to 14.15 28.47 to 26.03 (21.79) to (21.91) 5.16 to 5.00

Clarion Real Estate Securities	12/31/2004 12/31/2003 12/31/2002(1)	82,688 28,229 15,968	1.64 to 1.40 1.25 to 1.07 0.93 to 0.93	134,859 35,133 14,847	1.37 2.56 1.74	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	30.79 to 29.96 26.95 to 35.80 (6.99) to (7.08)

Great Companies - AmericaSM	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	47,009 23,172 101,117 6,005	1.04 to 1.05 1.04 to 1.05 0.77 to 0.77 0.98 to 0.98	44,458 21,906 77,745 5,902	0.58 0.52 0.35 0.24	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	0.16 to (0.48) 16.66 to 16.94 (21.78) to (21.90) (1.69) to (1.79)

Great Companies - TechnologySM	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001(1)	84,082 — 1,999 2,000	1.14 to 1.08 1.06 to 1.02 0.47 to 0.47 0.77 to 0.77	62,717 — 943 1,547	0.00 0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	6.17 to 5.49 30.76 to 34.44 (38.97) to (39.07) (22.60) to (22.68)

Janus Growth	12/31/2004 12/31/2003(1)	382,119 484,473	1.18 to 1.18 1.04 to 1.04	9,480,158 10,552,034	0.00 0.00	1.30 to 1.90 1.30 to 1.90	13.74 to 13.01 20.63 to 22.70

Jennison Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	584,761 795,823 829,340 937,964	1.03 to 1.10 0.96 to 1.03 0.59 to 0.59 0.87 to 0.86	472,792 598,368 491,135 813,669	0.00 0.00 0.00 2.07	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	7.47 to 6.78 20.52 to 19.93 (31.70) to (31.80) (19.68) to (19.80)

J.P. Morgan Enhanced Index	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,258,437 1,494,863 1,614,606 1,852,744	1.12 to 1.15 1.02 to 1.06 1.04 to 1.03 1.40 to 1.39	1,817,254 1,974,249 1,678,155 2,591,355	0.77 0.53 0.40 0.64	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	9.28 to 8.58 21.77 to 20.22 (25.63) to (25.74) (13.20) to (13.33)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Marsico Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	150,130 95,626 156,871 161,200	$1.32 to $1.10 1.19 to 1.00 0.57 to 0.56 0.78 to 0.77	$116,808 67,247 88,580 124,853	0.00 0.00 0.11 0.84%	1.30% to 1.90% 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	10.59 % to 9.88% 19.25 to 18.92 (27.00) to (27.11) (15.29) to (15.41)

Mercury Large Cap Value	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001	173,358 158,365 169,176 175,332	1.21 to 1.25 1.04 to 1.08 0.89 to 0.88 1.05 to 1.04	228,488 179,434 149,780 183,561	1.19 0.82 2.01 0.14	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	16.48 to 15.74 26.07 to 20.21 (15.40) to (15.52) (3.17) to (3.32)

MFS High Yield	12/31/2004 12/31/2003 12/31/2002 12/31/2001	251,460 354,570 333,146 124,138	1.17 to 1.11 1.09 to 1.03 0.97 to 0.96 0.96 to 0.95	303,985 395,969 320,776 118,842	5.50 1.13 2.50 5.14	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	8.10 to 7.40 8.68 to 13.95 0.66 to 0.51 2.34 to 2.19

PIMCO Total Return	12/31/2004 12/31/2003 12/31/2002(1)	455,481 492,510 476,541	1.04 to 1.04 1.01 to 1.01 1.05 to 1.05	510,543 535,827 501,309	1.73 1.42 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	2.88 to 2.22 1.17 to 3.21 5.22 to 5.11

Salomon All Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001	203,701 180,235 101,453 101,405	1.11 to 1.13 1.03 to 1.05 0.77 to 0.77 1.04 to 1.04	224,491 184,646 78,148 105,284	0.23 0.45 0.96 2.16	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	7.49 to 6.81 27.76 to 24.15 (25.75) to (25.86) 0.67 to 0.52

Templeton Great Companies Global	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001	267,940 201,887 207,105 196,950	0.56 to 0.56 0.52 to 0.52 0.43 to 0.43 0.59 to 0.59	150,596 105,619 89,222 116,402	0.00 0.00 2.67 1.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	7.55 to 7.39 21.55 to 21.37 (27.05) to (27.15) (23.92) to (24.03)

Transamerica Balanced	12/31/2004(1) 12/31/2003 12/31/2002(1)	— — 200	1.16 to 1.12 1.06 to 1.03 0.94 to 0.94	— — 188	0.00 0.18 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	9.45 to 8.75 9.98 to 9.88 (5.98) to (6.07)

Transamerica Convertible Securities	12/31/2004 12/31/2003 12/31/2002(1)	28,153 15,653 13,843	1.26 to 1.13 1.13 to 1.02 0.92 to 0.92	35,360 17,620 12,780	2.06 0.08 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	11.54 to 10.83 15.57 to 18.14 (7.66) to (7.75)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Equity	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001	619,629 387,091 372,638 344,892	$1.25 to $1.18 1.09 to 1.04 0.52 to 0.52 0.67 to 0.67	$471,778 258,323 192,322 232,340	0.00 0.00 0.00 0.00%	1.30% to 1.90% 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	14.13% to 13.40% 21.25 to 22.70 (23.32) to (23.43) (18.77) to (18.89)

Transamerica Growth Opportunities	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001(1)	125,378 136,901 141,465 2,000	1.18 to 1.18 1.03 to 1.03 0.94 to 0.93 1.11 to 1.11	174,419 165,801 132,397 2,215	0.00 0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	15.01 to 14.27 25.33 to 26.48 (15.50) to (15.62) 10.76 to 10.66

Transamerica Money Market	12/31/2004 12/31/2003(1)	1,140,718 1,565,206	0.99 to 0.99 0.99 to 1.00	1,536,585 2,119,982	0.97 0.55	1.30 to 1.90 1.30 to 1.90	(0.54) to (1.18) (0.61) to (1.10)

Transamerica Small/Mid Cap Value	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001	1,556,874 2,019,955 2,444,304 2,751,445	4.08 to 4.04 3.56 to 3.53 1.89 to 1.88 3.17 to 3.15	6,348,161 7,182,454 4,619,499 8,712,645	0.00 0.00 14.35 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	14.74 to 14.57 88.20 to 87.92 (40.30) to (40.39) 27.00 to 26.81

Transamerica U.S. Government Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,604,049 2,369,170 2,857,061 2,393,200	1.01 to 1.02 1.00 to 1.01 1.48 to 1.47 1.41 to 1.41	2,439,548 3,539,560 4,207,360 3,381,156	3.25 1.99 2.15 5.19	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	1.58 to 0.93 (0.26) to 1.67 4.35 to 4.20 3.64 to 3.48

T. Rowe Price Equity Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,478,556 3,066,772 3,422,590 3,718,991	1.18 to 1.20 1.04 to 1.06 2.02 to 2.01 2.35 to 2.34	7,015,956 7,668,144 6,912,756 8,739,115	1.27 0.70 1.13 1.82	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	13.09 to 12.37 21.84 to 17.78 (14.02) to (14.15) 0.75 to 0.60

T. Rowe Price Growth Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,832,519 2,346,044 2,578,763 3,049,837	1.14 to 1.13 1.06 to 1.05 2.07 to 2.05 2.72 to 2.70	5,284,845 6,246,778 5,327,600 8,281,368	0.14 0.06 0.05 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	8.15 to 7.46 21.38 to 22.25 (23.88) to (23.99) (11.29) to (11.43)

T. Rowe Price Small Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001	275,221 282,091 200,710 94,920	1.12 to 1.10 1.03 to 1.02 0.55 to 0.54 0.76 to 0.76	225,641 212,617 109,237 72,120	0.00 0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	8.70 to 8.00 33.42 to 33.36 (28.35) to (28.46) (10.97) to (11.10)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,218,911 2,973,551 3,500,614 4,603,634	$1.24 to $1.25 1.08 to 1.10 1.00 to 1.00 1.23 to 1.22	$3,333,597 3,904,032 3,509,986 5,638,671	2.28 1.01 0.19 0.00%	1.30% to 1.90% 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	14.23% to 13.50% 31.11 to 28.39 (18.12) to (18.24) (24.03) to (24.14)

Van Kampen Large Cap Core	12/31/2004(1) 12/31/2003 12/31/2002 12/31/2001	1,327,745 1,651,971 1,992,660 2,174,218	1.16 to 1.15 1.04 to 1.04 2.22 to 2.20 2.69 to 2.67	3,900,547 4,366,147 4,411,248 5,837,861	1.66 1.97 2.15 1.99	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	11.08 to 10.37 15.23 to 14.28 (17.54) to (17.66) (8.35) to (8.49)

Van Kampen Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	14,964 63,216 1,999 2,000	0.97 to 1.04 0.92 to 0.99 0.53 to 0.53 0.81 to 0.81	10,634 42,516 1,062 1,611	0.00 0.00 0.08 0.07	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	5.54 to 4.86 19.13 to 19.60 (33.99) to (34.08) (19.39) to (19.47)

AIM V.I. Basic Value	12/31/2004 12/31/2003 12/31/2002(1)	13,169 27,426 200	1.09 to 1.16 1.00 to 1.07 0.76 to 0.76	14,345 27,338 152	0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	9.41 to 8.71 31.58 to 25.84 (24.17) to (24.25)

AIM V.I. Capital Appreciation	12/31/2004 12/31/2003 12/31/2002(1)	26,672 25,418 2,288	1.06 to 1.07 1.01 to 1.03 0.79 to 0.79	28,173 25,639 1,815	0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	4.96 to 4.29 27.53 to 20.81 (20.65) to (20.72)

AllianceBernstein Growth & Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	78,695 99,631 192,326 101,781	1.13 to 1.16 1.03 to 1.06 0.71 to 0.71 0.93 to 0.93	79,790 92,124 136,470 94,198	0.77 0.82 0.67 0.02	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	9.79 to 9.09 30.49 to 22.25 (23.34) to (23.45) (7.40) to (7.49)

AllianceBerstein Premier Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	— — 1,999 2,000	1.02 to 1.08 0.95 to 1.01 0.58 to 0.58 0.86 to 0.85	— — 1,164 1,709	0.00 0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	6.95 to 6.27 21.78 to 13.90 (31.80) to (31.90) (14.47) to (14.55)

Janus Aspen - Mid Cap Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	0 60,249 86,893 34,991	1.26 to 1.21 1.06 to 1.03 0.28 to 0.31 0.40 to 0.44	— 24,850 26,977 15,323	0.00 0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	18.93 to 18.17 33.04 to 28.80 (29.11) to (29.22) (40.43) to (40.52)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio

Janus Aspen - Mid Cap Value	12/31/2004 12/31/2003(1)	13,944 13,961	$1.10 to $1.10 0.95 to 0.94	$15,306 13,207	3.22 0.15%	1.30% to 1.90% 1.30 to 1.90	16.17% to 16.00% 39.26 to 39.06

Janus Aspen - Worldwide Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	146,937 214,182 219,301 276,186	0.98 to 1.08 0.95 to 1.05 0.45 to 0.49 0.61 to 0.68	91,157 129,083 107,939 186,000	0.78 0.85 0.55 0.31	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	3.18 to 2.52 22.09 to 17.75 (26.74) to (26.84) (23.69) to (23.81)

JPMorgan Bond	12/31/2004(1)	1,312	1.04 to 1.03	1,360	0.00	1.30 to 1.90	3.75 to 3.31

JPMorgan International Equity	12/31/2004(1)	95,389	1.16 to 1.15	110,399	0.00	1.30 to 1.90	15.81 to 15.32

JPMorgan Mid Cap Value	12/31/2004(1)	59,258	1.14 to 1.13	67,384	0.00	1.30 to 1.90	13.86 to 13.38

JPMorgan Small Company	12/31/2004(1)	86,440	1.21 to 1.21	104,888	0.00	1.30 to 1.90	21.42 to 20.91

JPMorgan US Large Cap Core Equity	12/31/2004(1)	2,209	1.08 to 1.07	2,378	0.00	1.30 to 1.90	7.71 to 7.25

MFS New Discovery	12/31/2004 12/31/2003 12/31/2002(1)	9,751 9,751 2,487	1.03 to 1.02 0.99 to 0.98 0.75 to 0.75	10,044 9,590 1,857	0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	4.84 to 4.17 31.72 to 27.95 (25.26) to (25.34)

MFS Total Return	12/31/2004 12/31/2003 12/31/2002(1)	142,275 156,985 82,763	1.15 to 1.14 1.05 to 1.04 0.92 to 0.92	163,332 164,763 75,980	1.38 1.74 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	9.60 to 8.90 14.52 to 11.63 (8.20) to (8.29)

MTB Large-Cap Growth Fund II	12/31/2004(1)	—	1.02 to 1.02	—	0.00	1.30 to 1.90	2.04 to 1.60

MTB Large-Cap Value Fund II	12/31/2004(1)	—	1.09 to 1.09	—	0.00	1.30 to 1.90	9.23 to 8.76

MTB Managed Allocation - Moderate Growth	12/31/2004(1)	—	1.05 to 1.05	—	0.00	1.30 to 1.90	4.97 to 4.52

Fidelity - VIP Contrafund®	12/31/2004 12/31/2003 12/31/2002 12/31/2001	383,308 393,666 389,954 402,440	1.24 to 1.17 1.09 to 1.04 0.71 to 0.71 0.80 to 0.79	389,210 352,228 276,185 319,871	0.21 0.31 0.78 0.69	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	13.68 to 12.95 26.55 to 24.30 (10.85) to (10.98) (13.68) to (13.81)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Equity-Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	367,527 541,904 646,739 549,287	$1.15 to $1.17 1.05 to 1.08 0.83 to 0.82 1.01 to 1.01	$426,301 573,168 533,828 555,376	1.48 1.74 1.47 0.36%	1.30% to 1.90% 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	9.80% to 9.10% 28.36 to 22.26 (18.30) to (18.42) (6.54) to (6.68)

Fidelity - VIP Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001(1)	57,799 30,386 19,784 2,000	0.99 to 1.03 0.97 to 1.02 0.60 to 0.60 0.87 to 0.87	45,745 23,631 11,789 1,735	0.08 0.11 0.03 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	1.80 to 1.14 30.84 to 23.86 (31.26) to (31.36) (13.21) to (13.30)

Fidelity - VIP Growth Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	52,433 52,506 50,750 92,955	0.74 to 0.73 0.70 to 0.70 0.55 to 0.55 0.71 to 0.71	38,472 36,602 27,765 66,230	0.33 0.50 1.06 0.42	1.30 to 1.90 1.40 to 1.55 1.40 to 1.55 1.40 to 1.55	5.41 to 5.25 27.62 to 27.43 (23.09) to (23.20) (15.83) to (15.95)

Fidelity - VIP Mid Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001	532,803 636,192 605,130 402,357	1.44 to 1.31 1.17 to 1.07 0.94 to 0.94 1.06 to 1.06	837,744 814,062 568,261 425,842	0.00 0.25 0.69 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55 1.40 to 1.55	23.05 to 22.27 36.48 to 35.15 (11.27) to (11.40) (4.85) to (5.00)

Fidelity - VIP Value Strategies	12/31/2004 12/31/2003 12/31/2002(1)	114,133 91,517 79,059	1.31 to 1.13 1.16 to 1.01 0.75 to 0.75	148,859 106,321 59,187	0.00 0.00 0.00	1.30 to 1.90 1.30 to 1.90 1.40 to 1.55	12.37 to 11.66 55.35 to 44.88 (25.13) to (25.20)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2003
1.90%	May 1, 2003

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2004 Total Return Range
Transamerica Money Market	(0.74)% to 0.63%

Subaccount	2003 Total Return Range
Asset Allocation - Growth	4.73% to 23.17%
Asset Allocation - Conservative	3.15% to 17.60%
Clarion Real Estate Securities	33.67% to 36.38%
Marsico Growth	19.25% to 24.60%
PBHG Mid Cap Growth	(5.11)% to 21.72%
PIMCO Total Return	1.17% to 3.65%
Transamerica U.S. Gov’t Securities	(0.59)% to 2.11%
Transamerica Money Market	(0.86)% to 35.80%
Van Kampen Emerging Growth	(0.81)% to 19.60%
Janus Aspen - Worldwide Growth	22.09% to 35.44%

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Financial Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

Transamerica Financial Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.30%,1.40%,1.45%,1.55%,1.75%, or 1.90% (depending on the death benefit selected) is assessed.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Not Applicable.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(9)	(a)	Opinion and Consent of Counsel. Note 24.

(9)	(b)	Consent of Counsel. Note 24.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 24.

	(b	)	Opinion and Consent of Actuary Note 24.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 24.

(14)			Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown,W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms, J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird) Note 14. (Mark W. Mullin) Note 15. (F.A. Camp, M.W. Mullin, R.S. Rubinstein, B.K. Clancy, M.C. Abrahms, J.T. Byrne, Jr., R.F. Colby, C.F. Vargas, W. Brown, Jr., W.L. Busler, S.E. Frushtick, P.G. Kunkel, P.P. Post, C.N. Verhagen, C.D. Vermie) Note 17. (R.F. Mosher, J. Carusone) Note 20. (E. Kirby Warren, R.J. Kontz) Note 21. (James P. Larkin) Note 23.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No.17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William L. Busler 4333 Edgewood Road NE Cedar Rapids, IA 52499	Director and Vice President
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Joe Carusone 4 Manhattanville Road Purchase, NY 10577	Director
Ronald F. Mosher 54 Coronado Point Laguna Niguel, CA 92677	Director
James P. Larkin 4 Manhattanville Road Purchase, NY 10577	Director, Vice President, Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Mark W. Mullin 4 Manhattanville Road Purchase NY 10577	Director, President and Chairman of the Board

Craig D. Vermie 4333 Edgewood Road NE Cedar Rapids, IA 52499	Secretary and Corporate Counsel
Colette Vargas 4 Manhattanville Road Purchase, NY 10577	Director and Chief Actuary
Brenda K. Clancy 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Treasurer
Robert F. Colby 4 Manhattanville Road Purchase, NY 10577	Director, Counsel, Vice President and Assistant Secretary
Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10577	Director
E. Kirby Warren 605 Eagle Valley Rd P.O. Box 146 Tuxedo Park, NY 10987-0146	Director
Robert J. Kontz 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Controller
Frank A. Camp 4333 Edgewood Rd NE Cedar Rapids, IA 52499-0001	Vice President and Counsel

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S. Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S. Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.     Number of Policyowners

As of December 31, 2004, there were 1,018 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Assistant Treasurer
Teresa L. Stolba	(1)	Assistant Compliance Officer
Kim D. Day	(2)	Director and Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Thomas R. Moriarty	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$36,145.70	0	0	0

(1)	Fiscal Year 2004

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2005.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Depositor

/s/ Frank A. Camp *
Frank A. Camp
Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Mark W. Mullin	Chairman of the Board Director	, 2005

* James P. Larkin	Director	, 2005

* E. Kirby Warren	Director	, 2005

* Joe Carusone	Director	, 2005

* Ronald F. Mosher	Director	, 2005

* Robert F. Colby	Director	, 2005

* Colette F. Vargas	Director	, 2005

* William Brown, Jr.	Director	, 2005

* William L. Busler	Director	, 2005

* Steven E. Frushtick	Director	, 2005

* Peter G. Kunkel	Director	, 2005

* Peter P. Post	Director	, 2005

* Cornelis H. Verhagen	Director	, 2005

* Brenda K. Clancy	Treasurer	, 2005

* Robert J. Kontz	Controller	, 2005

* Craig D. Vermie	Secretary and Corporate Counsel	, 2005

/s/ Frank A. Camp *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 25, 2005

Registration No.

33-83560

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(4)(i)	Form of Rider (5 for Life)

(8)(b)(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica)

(8)(m)	Fund Participation Agreement (J.P. Morgan)

(8)(n)	Fund Participation Agreement (MTB)

(8)(n)(1)	Amendment No. 1 to Participation Agreement (MTB).

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.